UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

 Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Dynamic Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2017

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® 2x Strategy Fund	9
Inverse S&P 500® 2x Strategy Fund	22
NASDAQ-100® 2x Strategy Fund	30
INVERSE NASDAQ-100® 2x Strategy Fund	39
DOW 2x STRATEGY FUND	47
INVERSE DOW 2x STRATEGY FUND	55
RUSSELL 2000® 2x STRATEGY FUND	63
INVERSE RUSSELL 2000® 2x STRATEGY FUND	90
NOTES TO FINANCIAL STATEMENTS	98
OTHER INFORMATION	112
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	115
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	119

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
October 31, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual, or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2017

Over the past few months, the equity markets have faced massive hurricanes in the South, rising tensions with North Korea and ongoing uncertainty surrounding domestic policy. Despite it all, the major stock indices continue to trade at or near record levels. The market’s resiliency seems to underscore that, at the end of the day, it’s fundamentals that drive equity markets and not political headlines or geopolitical tensions.

A noticeable shift in market sentiment during the third quarter led to a rotation into cyclical and small capitalization stocks. Value factors also began to outperform in September, a significant change from year-to-date performance. From a macro standpoint, the primary drivers of the value trade include rising inflationary expectations, economic growth and the prospects of tax reform.

Outside the U.S., both the European and emerging markets outperformed the Standard & Poor’s 500® (“S&P 500”) Index on a dollar denominated basis. Renewed interest in both regions reflected attractive relative valuation and the synchronized global economic expansion.

Assuming no major geopolitical or other unforeseen shocks, we expect the U.S. economy will grow by between 2.0–2.5% in real terms in 2017 and 2018, supported by a strong labor market at home, a synchronized upswing in the global economy, and favorable financial conditions. Risks to our growth outlook are to the upside if Washington delivers on promises to cut taxes. Third quarter economic data was less distorted by the recent hurricanes than expected, and rebuilding efforts should be a positive for growth heading into 2018.

The labor market is steadily tightening, as seen in the drop in the unemployment rate to a cycle low of 4.2% in September, underscoring the robust—and unsustainable—underlying trend in hiring. Leading indicators, including hiring intentions surveys, point to further declines in the unemployment rate. Meanwhile, inflation continues to be well below the U.S. Federal Reserve’s (the “Fed”) 2% longer-run goal, with core personal consumption expenditure inflation coming in at 1.3% in September. However, inflation lags Gross Domestic Product (“GDP”) growth by about six quarters; because growth has accelerated over the past year, and the dollar has depreciated, inflation will likely move closer to 2% by the second quarter of 2018.

The firming U.S. economy, coupled with synchronized global growth and stabilization in the U.S. dollar, is likely to be supportive of the U.S. earnings environment. On the valuation front, while elevated relative to long-term averages, multiples still remain well below extreme levels. Economic and financial conditions are supportive enough for the Fed to continue to resume a quarterly pattern of rate increases in December, and to begin balance sheet normalization this year. Interest rates are expected to remain supportive of risk assets.

For the six months ended September 30, 2017, the S&P 500 Index* returned 7.71%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 10.99%. The return of the MSCI Emerging Markets Index* was 14.66%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.31% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.19%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.47% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2017

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Dow Jones Industrial Average® is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ. The DJIA was invented by Charles Dow back in 1896.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology. It does not contain securities of financial companies, including investment companies.

Russell 2000® Index measures the performance of the small-cap value segment of the U.S. equity universe.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2017 and ending September 30, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.80%	13.87%	$ 1,000.00	$ 1,138.70	$ 9.65
C-Class	2.55%	13.44%	1,000.00	1,134.40	13.64
H-Class	1.77%	13.86%	1,000.00	1,138.60	9.49
Inverse S&P 500® 2x Strategy Fund
A-Class	1.78%	(13.70%)	1,000.00	863.00	8.31
C-Class	2.55%	(14.05%)	1,000.00	859.50	11.89
H-Class	1.78%	(13.73%)	1,000.00	862.70	8.31
NASDAQ-100® 2x Strategy Fund
A-Class	1.81%	19.38%	1,000.00	1,193.80	9.95
C-Class	2.57%	18.91%	1,000.00	1,189.10	14.10
H-Class	1.81%	19.34%	1,000.00	1,193.40	9.95
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.82%	(19.11%)	1,000.00	808.90	8.25
C-Class	2.48%	(19.33%)	1,000.00	806.70	11.23
H-Class	1.81%	(19.10%)	1,000.00	809.00	8.21
Dow 2x Strategy Fund
A-Class	1.83%	18.09%	1,000.00	1,180.90	10.00
C-Class	2.55%	17.65%	1,000.00	1,176.50	13.91
H-Class	1.83%	18.08%	1,000.00	1,180.80	10.00
Inverse Dow 2x Strategy Fund
A-Class	1.82%	(17.00%)	1,000.00	830.00	8.35
C-Class	2.57%	(17.29%)	1,000.00	827.10	11.77
H-Class	1.83%	(16.99%)	1,000.00	830.10	8.40
Russell 2000® 2x Strategy Fund
A-Class	1.80%	14.61%	1,000.00	1,146.10	9.68
C-Class	2.56%	14.17%	1,000.00	1,141.70	13.74
H-Class	1.83%	14.60%	1,000.00	1,146.00	9.84
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.80%	(16.29%)	1,000.00	837.10	8.29
C-Class	2.57%	(16.57%)	1,000.00	834.30	11.82
H-Class	1.82%	(16.25%)	1,000.00	837.50	8.38

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
A-Class	1.80%	5.00%	$ 1,000.00	$ 1,016.04	$ 9.10
C-Class	2.55%	5.00%	1,000.00	1,012.28	12.86
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
Inverse S&P 500® 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
C-Class	2.55%	5.00%	1,000.00	1,012.28	12.86
H-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
NASDAQ-100® 2x Strategy Fund
A-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
C-Class	2.57%	5.00%	1,000.00	1,012.18	12.96
H-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,015.94	9.20
C-Class	2.48%	5.00%	1,000.00	1,012.73	12.51
H-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
Dow 2x Strategy Fund
A-Class	1.83%	5.00%	1,000.00	1,015.89	9.25
C-Class	2.55%	5.00%	1,000.00	1,012.28	12.86
H-Class	1.83%	5.00%	1,000.00	1,015.89	9.25
Inverse Dow 2x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,015.94	9.20
C-Class	2.57%	5.00%	1,000.00	1,012.18	12.96
H-Class	1.83%	5.00%	1,000.00	1,015.89	9.25
Russell 2000® 2x Strategy Fund
A-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
C-Class	2.56%	5.00%	1,000.00	1,012.23	12.91
H-Class	1.83%	5.00%	1,000.00	1,015.89	9.25
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
C-Class	2.57%	5.00%	1,000.00	1,012.18	12.96
H-Class	1.82%	5.00%	1,000.00	1,015.94	9.20

[1]	Annualized.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2017 to September 30, 2017.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.0%
Microsoft Corp.	2.2%
Facebook, Inc. — Class A	1.5%
Amazon.com, Inc.	1.5%
Berkshire Hathaway, Inc. — Class B	1.3%
Johnson & Johnson	1.3%
Exxon Mobil Corp.	1.3%
JPMorgan Chase & Co.	1.3%
Alphabet, Inc. — Class A	1.1%
Alphabet, Inc. — Class C	1.1%
Top Ten Total	15.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended September 30, 2017

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	13.87%	35.56%	25.27%	7.34%
A-Class Shares with sales charge‡	8.46%	29.11%	24.06%	6.82%
C-Class Shares	13.44%	34.54%	24.34%	6.56%
C-Class Shares with CDSC§	12.44%	33.54%	24.34%	6.56%
H-Class Shares	13.86%	35.53%	25.25%	7.33%
S&P 500 Index	7.71%	18.61%	14.22%	7.44%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 81.8%

Consumer, Non-cyclical - 18.5%
Johnson & Johnson	14,392	$1,871,104
Procter & Gamble Co.	13,674	1,244,060
Pfizer, Inc.	32,001	1,142,436
UnitedHealth Group, Inc.	5,185	1,015,481
Merck & Company, Inc.	14,667	939,128
Coca-Cola Co.	20,584	926,485
Philip Morris International, Inc.	8,328	924,491
PepsiCo, Inc.	7,660	853,554
AbbVie, Inc.	8,548	759,575
Amgen, Inc.	3,913	729,578
Altria Group, Inc.	10,288	652,465
Celgene Corp.*	4,195	611,715
Gilead Sciences, Inc.	7,003	567,383
Medtronic plc	7,264	564,920
Bristol-Myers Squibb Co.	8,794	560,530
Abbott Laboratories	9,317	497,155
Eli Lilly & Co.	5,195	444,380
Thermo Fisher Scientific, Inc.	2,146	406,023
PayPal Holdings, Inc.*	6,061	388,085
Allergan plc	1,793	367,475
Biogen, Inc.*	1,134	355,078
Colgate-Palmolive Co.	4,723	344,071
Mondelez International, Inc. — Class A	8,085	328,737
Aetna, Inc.	1,779	282,879
Danaher Corp.	3,279	281,273
Anthem, Inc.	1,408	267,351
Automatic Data Processing, Inc.	2,383	260,509
Cigna Corp.	1,350	252,369
Kraft Heinz Co.	3,202	248,315
Stryker Corp.	1,725	244,985
Becton Dickinson and Co.	1,220	239,059
Kimberly-Clark Corp.	1,895	223,004
S&P Global, Inc.	1,378	215,394
Boston Scientific Corp.*	7,358	214,633
Intuitive Surgical, Inc.*	200	209,176
Vertex Pharmaceuticals, Inc.*	1,352	205,558
Express Scripts Holding Co.*	3,097	196,102
Humana, Inc.	775	188,813
Regeneron Pharmaceuticals, Inc.*	413	184,661
Constellation Brands, Inc. — Class A	922	183,893
Ecolab, Inc.	1,397	179,668
McKesson Corp.	1,128	173,272
Baxter International, Inc.	2,689	168,735
Alexion Pharmaceuticals, Inc.*	1,197	167,927
Zoetis, Inc.	2,632	167,816
General Mills, Inc.	3,095	160,197
Illumina, Inc.*	783	155,974
Sysco Corp.	2,604	140,486
Estee Lauder Companies, Inc. — Class A	1,200	129,408
Archer-Daniels-Midland Co.	3,017	128,253
Zimmer Biomet Holdings, Inc.	1,084	126,926
CR Bard, Inc.	390	124,995
Moody’s Corp.	891	124,036
Edwards Lifesciences Corp.*	1,132	123,739
HCA Healthcare, Inc.*	1,550	123,365
Monster Beverage Corp.*	2,224	122,876
Cardinal Health, Inc.	1,698	113,630
Tyson Foods, Inc. — Class A	1,551	109,268
Incyte Corp.*	916	106,934
Kroger Co.	4,813	96,549
Clorox Co.	692	91,282
Mylan N.V.*	2,876	90,220
Centene Corp.*	925	89,512
Dr Pepper Snapple Group, Inc.	974	86,170
IHS Markit Ltd.*	1,948	85,868
Kellogg Co.	1,333	83,139
Hershey Co.	758	82,751
Laboratory Corporation of America Holdings*	546	82,430
Molson Coors Brewing Co. — Class B	990	80,824
Global Payments, Inc.	818	77,735
Quintiles IMS Holdings, Inc.*	813	77,292
Conagra Brands, Inc.	2,229	75,206
Nielsen Holdings plc	1,802	74,693
Dentsply Sirona, Inc.	1,231	73,626
IDEXX Laboratories, Inc.*	468	72,769
Align Technology, Inc.*	388	72,273
AmerisourceBergen Corp. — Class A	870	71,993
Henry Schein, Inc.*	851	69,773
Verisk Analytics, Inc. — Class A*	834	69,380
Quest Diagnostics, Inc.	732	68,544
Equifax, Inc.	646	68,470
Cintas Corp.	458	66,080
McCormick & Company, Inc.	638	65,484
Church & Dwight Company, Inc.	1,338	64,826
JM Smucker Co.	609	63,902
United Rentals, Inc.*,1	454	62,988
Cooper Companies, Inc.	262	62,123
Gartner, Inc.*	487	60,588
Perrigo Company plc	711	60,186
Total System Services, Inc.	899	58,885
ResMed, Inc.	764	58,797
Brown-Forman Corp. — Class B	1,050	57,015
Hologic, Inc.*	1,504	55,182
Universal Health Services, Inc. — Class B	474	52,586
Varian Medical Systems, Inc.*	493	49,330
DaVita, Inc.*	820	48,700
Campbell Soup Co.	1,040	48,693
Western Union Co.	2,489	47,789
Avery Dennison Corp.	474	46,613
Hormel Foods Corp.	1,445	46,442
Coty, Inc. — Class A	2,529	41,804
Robert Half International, Inc.	678	34,131
Quanta Services, Inc.*	811	30,307
H&R Block, Inc.	1,122	29,711
Envision Healthcare Corp.*	648	29,128
Patterson Companies, Inc.	443	17,122
Total Consumer, Non-cyclical		26,038,299

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
S&P 500® 2x STRATEGY FUND

	Shares	Value

Financial - 15.5%
Berkshire Hathaway, Inc. — Class B*	10,318	$1,891,497
JPMorgan Chase & Co.	18,870	1,802,275
Bank of America Corp.	52,615	1,333,265
Wells Fargo & Co.	23,956	1,321,173
Citigroup, Inc.	14,610	1,062,731
Visa, Inc. — Class A	9,810	1,032,405
Mastercard, Inc. — Class A	5,008	707,130
Goldman Sachs Group, Inc.	1,930	457,777
U.S. Bancorp	8,521	456,640
Morgan Stanley	7,583	365,273
American Express Co.	3,934	355,870
Chubb Ltd.	2,496	355,805
PNC Financial Services Group, Inc.	2,570	346,359
American Tower Corp. — Class A REIT	2,302	314,638
American International Group, Inc.	4,844	297,373
BlackRock, Inc. — Class A	665	297,315
MetLife, Inc.	5,699	296,063
Bank of New York Mellon Corp.	5,540	293,731
Charles Schwab Corp.	6,391	279,542
Simon Property Group, Inc. REIT[1]	1,667	268,404
CME Group, Inc. — Class A	1,823	247,345
Prudential Financial, Inc.	2,290	243,473
Marsh & McLennan Companies, Inc.	2,748	230,310
Capital One Financial Corp.	2,594	219,608
Crown Castle International Corp. REIT	2,179	217,856
Intercontinental Exchange, Inc.	3,156	216,817
BB&T Corp.	4,333	203,391
Aon plc	1,364	199,280
State Street Corp.	2,006	191,653
Equinix, Inc. REIT	418	186,553
Travelers Companies, Inc.	1,481	181,452
Prologis, Inc. REIT	2,852	180,988
Allstate Corp.	1,938	178,122
Aflac, Inc.	2,119	172,465
Public Storage REIT	803	171,834
SunTrust Banks, Inc.	2,574	153,848
Progressive Corp.	3,121	151,119
Welltower, Inc. REIT	1,978	139,014
Weyerhaeuser Co. REIT	4,037	137,379
AvalonBay Communities, Inc. REIT	740	132,031
M&T Bank Corp.	815	131,248
Equity Residential REIT	1,970	129,882
Digital Realty Trust, Inc. REIT	1,097	129,808
Discover Financial Services	1,997	128,767
Synchrony Financial	4,009	124,479
Ventas, Inc. REIT	1,910	124,398
Ameriprise Financial, Inc.	804	119,402
T. Rowe Price Group, Inc.	1,289	116,848
Willis Towers Watson plc	720	111,046
Fifth Third Bancorp	3,951	110,549
KeyCorp	5,832	109,758
Hartford Financial Services Group, Inc.	1,953	108,255
Northern Trust Corp.	1,152	105,903
Boston Properties, Inc. REIT	828	101,745
Citizens Financial Group, Inc.	2,685	101,681
Regions Financial Corp.	6,408	97,594
SBA Communications Corp. REIT*	645	92,912
Principal Financial Group, Inc.	1,442	92,778
Essex Property Trust, Inc. REIT	354	89,927
Lincoln National Corp.	1,188	87,294
Realty Income Corp. REIT	1,470	84,069
Huntington Bancshares, Inc.	5,845	81,596
Franklin Resources, Inc.	1,765	78,560
Invesco Ltd.	2,182	76,457
Host Hotels & Resorts, Inc. REIT	3,968	73,368
Comerica, Inc.	944	71,989
Vornado Realty Trust REIT	925	71,114
Loews Corp.	1,480	70,833
HCP, Inc. REIT	2,515	69,992
GGP, Inc. REIT	3,358	69,746
Mid-America Apartment Communities, Inc. REIT	610	65,197
CBOE Holdings, Inc.	605	65,116
E*TRADE Financial Corp.*	1,475	64,325
Unum Group	1,211	61,918
Cincinnati Financial Corp.	801	61,333
CBRE Group, Inc. — Class A*	1,613	61,100
Alexandria Real Estate Equities, Inc. REIT	502	59,723
Arthur J Gallagher & Co.	967	59,519
Raymond James Financial, Inc.	688	58,019
Alliance Data Systems Corp.	259	57,381
Affiliated Managers Group, Inc.	300	56,949
Iron Mountain, Inc. REIT	1,418	55,160
Duke Realty Corp. REIT	1,908	54,989
UDR, Inc. REIT	1,435	54,573
XL Group Ltd.	1,383	54,559
Extra Space Storage, Inc. REIT	675	53,946
SL Green Realty Corp. REIT[1]	531	53,801
Zions Bancorporation	1,084	51,143
Everest Re Group Ltd.	221	50,474
Regency Centers Corp. REIT	794	49,260
Nasdaq, Inc.	626	48,559
Federal Realty Investment Trust REIT	388	48,193
Torchmark Corp.	581	46,532
Kimco Realty Corp. REIT	2,282	44,613
Apartment Investment & Management Co. — Class A REIT	843	36,974
People’s United Financial, Inc.	1,846	33,486
Macerich Co. REIT	584	32,102
Brighthouse Financial, Inc.*	514	31,251
Assurant, Inc.	289	27,605
Navient Corp.	1,471	22,094
Total Financial		21,771,696

Technology - 12.0%
Apple, Inc.	27,697	4,268,661
Microsoft Corp.	41,301	3,076,512
Intel Corp.	25,197	959,502
Oracle Corp.	16,193	782,933
International Business Machines Corp.	4,647	674,187
NVIDIA Corp.	3,218	575,282

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
S&P 500® 2x STRATEGY FUND

	Shares	Value

Broadcom Ltd.	2,181	$528,980
Texas Instruments, Inc.	5,309	475,899
Accenture plc — Class A	3,314	447,622
QUALCOMM, Inc.	7,923	410,728
Adobe Systems, Inc.*	2,646	394,730
salesforce.com, Inc.*	3,661	342,011
Applied Materials, Inc.	5,719	297,903
Activision Blizzard, Inc.	4,048	261,136
Micron Technology, Inc.*	5,974	234,957
Cognizant Technology Solutions Corp. — Class A	3,167	229,734
Electronic Arts, Inc.*	1,655	195,389
Intuit, Inc.	1,305	185,493
HP, Inc.	8,957	178,782
Analog Devices, Inc.	1,972	169,927
Fidelity National Information Services, Inc.	1,782	166,421
Lam Research Corp.	871	161,170
Fiserv, Inc.*	1,130	145,725
Western Digital Corp.	1,581	136,598
Autodesk, Inc.*	1,176	132,018
DXC Technology Co.	1,527	131,139
Hewlett Packard Enterprise Co.	8,808	129,566
Cerner Corp.*	1,689	120,459
Microchip Technology, Inc.	1,249	112,135
Red Hat, Inc.*	953	105,650
Paychex, Inc.	1,715	102,831
Skyworks Solutions, Inc.	985	100,372
Xilinx, Inc.	1,333	94,416
KLA-Tencor Corp.	841	89,146
Synopsys, Inc.*	806	64,907
NetApp, Inc.	1,447	63,321
Cadence Design Systems, Inc.*	1,503	59,323
Citrix Systems, Inc.*	772	59,305
CA, Inc.	1,694	56,546
ANSYS, Inc.*	455	55,842
Advanced Micro Devices, Inc.*	4,315	55,016
Seagate Technology plc	1,544	51,214
Qorvo, Inc.*	683	48,274
Akamai Technologies, Inc.*	920	44,822
Xerox Corp.	1,145	38,117
CSRA, Inc.	878	28,333
Total Technology		17,043,034

Communications - 11.0%
Facebook, Inc. — Class A*	12,710	2,171,757
Amazon.com, Inc.*	2,138	2,055,366
Alphabet, Inc. — Class A*	1,598	1,556,005
Alphabet, Inc. — Class C*	1,619	1,552,799
AT&T, Inc.	32,924	1,289,633
Verizon Communications, Inc.	21,875	1,082,594
Comcast Corp. — Class A	25,224	970,621
Cisco Systems, Inc.	26,812	901,688
Walt Disney Co.	8,277	815,864
Priceline Group, Inc.*	264	483,336
Time Warner, Inc.	4,172	427,421
Netflix, Inc.*	2,315	419,825
Charter Communications, Inc. — Class A*	1,079	392,130
eBay, Inc.*	5,338	205,299
Twenty-First Century Fox, Inc. — Class A	5,644	148,889
CBS Corp. — Class B	1,952	113,216
Symantec Corp.	3,296	108,142
Expedia, Inc.	656	94,425
Omnicom Group, Inc.	1,238	91,699
Level 3 Communications, Inc.*	1,576	83,985
Motorola Solutions, Inc.	873	74,092
DISH Network Corp. — Class A*	1,221	66,215
Twenty-First Century Fox, Inc. — Class B	2,356	60,761
Juniper Networks, Inc.	2,039	56,745
CenturyLink, Inc.[1]	2,948	55,717
Viacom, Inc. — Class B	1,891	52,645
VeriSign, Inc.*	461	49,046
Scripps Networks Interactive, Inc. — Class A	515	44,233
Interpublic Group of Companies, Inc.	2,109	43,846
F5 Networks, Inc.*	341	41,111
News Corp. — Class A	2,049	27,170
TripAdvisor, Inc.*,1	581	23,548
Discovery Communications, Inc. — Class C*	1,090	22,083
Discovery Communications, Inc. — Class A*	826	17,586
News Corp. — Class B	653	8,913
Total Communications		15,608,405

Industrial - 8.3%
General Electric Co.	46,426	1,122,580
Boeing Co.	2,979	757,292
3M Co.	3,200	671,679
Honeywell International, Inc.	4,088	579,432
Union Pacific Corp.	4,292	497,744
United Technologies Corp.	3,984	462,463
United Parcel Service, Inc. — Class B	3,693	443,492
Lockheed Martin Corp.	1,344	417,030
Caterpillar, Inc.	3,169	395,206
General Dynamics Corp.	1,493	306,931
FedEx Corp.	1,323	298,442
Raytheon Co.	1,556	290,318
Northrop Grumman Corp.	934	268,730
CSX Corp.	4,897	265,711
Illinois Tool Works, Inc.	1,661	245,762
Emerson Electric Co.	3,433	215,730
Deere & Co.[1]	1,715	215,387
Norfolk Southern Corp.	1,546	204,443
Johnson Controls International plc	5,000	201,450
Eaton Corporation plc	2,385	183,144
Waste Management, Inc.	2,171	169,924
TE Connectivity Ltd.	1,896	157,482
Corning, Inc.	4,843	144,903
Cummins, Inc.	846	142,153
Amphenol Corp. — Class A	1,639	138,725
Roper Technologies, Inc.	549	133,627
Parker-Hannifin Corp.	715	125,139
Stanley Black & Decker, Inc.	821	123,946

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
S&P 500® 2x STRATEGY FUND

	Shares	Value

Rockwell Automation, Inc.	688	$122,608
Ingersoll-Rand plc	1,361	121,360
Fortive Corp.	1,635	115,742
Rockwell Collins, Inc.	872	113,979
Agilent Technologies, Inc.	1,723	110,617
Mettler-Toledo International, Inc.*,1	138	86,410
Vulcan Materials Co.	710	84,916
Harris Corp.	643	84,670
AMETEK, Inc.	1,238	81,758
Republic Services, Inc. — Class A	1,228	81,122
L3 Technologies, Inc.	420	79,141
Ball Corp.	1,887	77,933
WestRock Co.	1,362	77,266
Waters Corp.*	429	77,014
Textron, Inc.	1,419	76,456
Dover Corp.	835	76,311
Martin Marietta Materials, Inc.	337	69,500
Masco Corp.	1,709	66,668
TransDigm Group, Inc.	259	66,213
Kansas City Southern	565	61,404
Xylem, Inc.	963	60,313
Pentair plc	886	60,213
Packaging Corporation of America	507	58,143
Expeditors International of Washington, Inc.	969	58,004
CH Robinson Worldwide, Inc.	753	57,303
Fortune Brands Home & Security, Inc.	826	55,532
Arconic, Inc.	2,081	51,775
J.B. Hunt Transport Services, Inc.	459	50,986
AO Smith Corp.	785	46,653
Snap-on, Inc.	309	46,044
Allegion plc	510	44,100
Sealed Air Corp.	1,019	43,532
PerkinElmer, Inc.	591	40,761
Acuity Brands, Inc.	226	38,709
Jacobs Engineering Group, Inc.	646	37,643
Stericycle, Inc.*	458	32,802
Garmin Ltd.	595	32,112
Fluor Corp.	751	31,617
Flowserve Corp.	701	29,856
FLIR Systems, Inc.	737	28,677
Total Industrial		11,814,728

Consumer, Cyclical - 7.0%
Home Depot, Inc.	6,321	1,033,863
McDonald’s Corp.	4,343	680,461
Wal-Mart Stores, Inc.	7,849	613,321
CVS Health Corp.	5,452	443,357
Starbucks Corp.	7,743	415,877
Costco Wholesale Corp.	2,353	386,574
Walgreens Boots Alliance, Inc.	4,935	381,081
NIKE, Inc. — Class B	7,046	365,334
Lowe’s Companies, Inc.	4,527	361,888
General Motors Co.	7,033	283,992
TJX Companies, Inc.	3,412	251,567
Ford Motor Co.	20,973	251,047
Marriott International, Inc. — Class A	1,678	185,016
Target Corp.	2,929	172,840
Delta Air Lines, Inc.	3,572	172,241
Southwest Airlines Co.	2,954	165,365
Carnival Corp.	2,187	141,215
Delphi Automotive plc	1,431	140,810
PACCAR, Inc.	1,884	136,289
Yum! Brands, Inc.	1,849	136,105
Ross Stores, Inc.	2,087	134,758
Dollar General Corp.	1,397	113,227
Newell Brands, Inc.	2,628	112,137
VF Corp.	1,752	111,375
American Airlines Group, Inc.	2,325	110,414
Dollar Tree, Inc.*	1,270	110,261
Royal Caribbean Cruises Ltd.	923	109,412
O’Reilly Automotive, Inc.*	472	101,655
MGM Resorts International	2,776	90,470
AutoZone, Inc.*	150	89,267
United Continental Holdings, Inc.*	1,387	84,441
Mohawk Industries, Inc.*	339	83,906
Best Buy Company, Inc.	1,423	81,054
Hilton Worldwide Holdings, Inc.	1,096	76,117
Genuine Parts Co.	787	75,277
CarMax, Inc.*	983	74,521
DR Horton, Inc.	1,827	72,952
Whirlpool Corp.	391	72,116
Ulta Beauty, Inc.*	313	70,757
Fastenal Co.	1,545	70,421
Wynn Resorts Ltd.	429	63,887
Coach, Inc.	1,515	61,024
Hasbro, Inc.	611	59,677
LKQ Corp.*	1,657	59,635
Wyndham Worldwide Corp.	552	58,186
Lennar Corp. — Class A	1,091	57,605
L Brands, Inc.	1,338	55,674
BorgWarner, Inc.	1,064	54,509
Darden Restaurants, Inc.	672	52,940
PVH Corp.	416	52,441
WW Grainger, Inc.	282	50,690
Alaska Air Group, Inc.	662	50,491
Tiffany & Co.	548	50,295
Hanesbrands, Inc.	1,954	48,147
Goodyear Tire & Rubber Co.	1,350	44,888
Harley-Davidson, Inc.	915	44,112
Tractor Supply Co.	679	42,974
Chipotle Mexican Grill, Inc. — Class A*	135	41,557
Kohl’s Corp.	905	41,313
PulteGroup, Inc.	1,488	40,667
Advance Auto Parts, Inc.	396	39,283
Michael Kors Holdings Ltd.*	813	38,902
Macy’s, Inc.	1,633	35,632
Gap, Inc.	1,178	34,786
Leggett & Platt, Inc.	710	33,888
Nordstrom, Inc.	624	29,422
Mattel, Inc.	1,838	28,452
Ralph Lauren Corp. — Class A	298	26,310
Foot Locker, Inc.	704	24,795

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
S&P 500® 2x STRATEGY FUND

	Shares	Value

Signet Jewelers Ltd.[1]	324	$21,562
Under Armour, Inc. — Class A*,1	993	16,365
Under Armour, Inc. — Class C*,1	998	14,990
Total Consumer, Cyclical		9,937,880

Energy - 5.0%
Exxon Mobil Corp.	22,721	1,862,668
Chevron Corp.	10,162	1,194,035
Schlumberger Ltd.	7,451	519,781
ConocoPhillips	6,526	326,626
EOG Resources, Inc.	3,097	299,604
Occidental Petroleum Corp.	4,100	263,261
Halliburton Co.	4,654	214,223
Phillips 66	2,304	211,069
Kinder Morgan, Inc.	10,295	197,459
Valero Energy Corp.	2,369	182,247
Marathon Petroleum Corp.	2,715	152,257
Anadarko Petroleum Corp.	3,005	146,794
Pioneer Natural Resources Co.	912	134,556
Williams Companies, Inc.	4,433	133,034
ONEOK, Inc.	2,037	112,870
Concho Resources, Inc.*	798	105,113
Devon Energy Corp.	2,820	103,522
Apache Corp.	2,043	93,569
Baker Hughes a GE Co.	2,296	84,080
Andeavor	774	79,838
Noble Energy, Inc.	2,610	74,020
National Oilwell Varco, Inc.	2,038	72,818
Hess Corp.	1,449	67,944
Cabot Oil & Gas Corp. — Class A	2,480	66,340
TechnipFMC plc*	2,356	65,780
Marathon Oil Corp.	4,558	61,806
Equities Corp.	929	60,608
Cimarex Energy Co.	511	58,085
Newfield Exploration Co.*	1,068	31,688
Helmerich & Payne, Inc.[1]	582	30,328
Range Resources Corp.	1,212	23,719
Chesapeake Energy Corp.*,1	4,869	20,937
Total Energy		7,050,679

Utilities - 2.5%
NextEra Energy, Inc.	2,510	367,840
Duke Energy Corp.	3,753	314,952
Dominion Energy, Inc.	3,446	265,101
Southern Co.	5,359	263,341
Exelon Corp.	5,148	193,925
PG&E Corp.	2,750	187,248
American Electric Power Company, Inc.	2,637	185,223
Sempra Energy	1,347	153,733
PPL Corp.	3,663	139,011
Edison International	1,747	134,816
Consolidated Edison, Inc.	1,661	134,009
Xcel Energy, Inc.	2,723	128,852
Public Service Enterprise Group, Inc.	2,713	125,476
WEC Energy Group, Inc.	1,692	106,224
DTE Energy Co.	962	103,280
Eversource Energy	1,700	102,748
American Water Works Company, Inc.	956	77,350
Ameren Corp.	1,302	75,308
Entergy Corp.	963	73,535
FirstEnergy Corp.	2,383	73,468
CMS Energy Corp.	1,512	70,036
CenterPoint Energy, Inc.	2,312	67,534
Alliant Energy Corp.	1,239	51,505
Pinnacle West Capital Corp.	599	50,651
NiSource, Inc.	1,747	44,706
NRG Energy, Inc.	1,612	41,251
AES Corp.	3,541	39,022
SCANA Corp.	767	37,192
Total Utilities		3,607,337

Basic Materials - 2.0%
DowDuPont, Inc.	12,511	866,136
Monsanto Co.	2,357	282,415
Praxair, Inc.	1,535	214,501
Air Products & Chemicals, Inc.	1,169	176,776
LyondellBasell Industries N.V. — Class A	1,740	172,347
Sherwin-Williams Co.	441	157,896
PPG Industries, Inc.	1,375	149,408
International Paper Co.	2,214	125,799
Newmont Mining Corp.	2,860	107,278
Freeport-McMoRan, Inc.*	7,216	101,313
Nucor Corp.	1,713	95,997
Albemarle Corp.	592	80,696
Eastman Chemical Co.	777	70,311
FMC Corp.	719	64,214
International Flavors & Fragrances, Inc.	423	60,451
CF Industries Holdings, Inc.	1,251	43,985
Mosaic Co.	1,883	40,654
Total Basic Materials		2,810,177

Diversified - 0.0%
Leucadia National Corp.	1,698	42,875

Total Common Stocks
(Cost $100,727,772)		115,725,110

	Face Amount

U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bill
1.01% due 12/28/17[2,3,4]	$2,000,000	1,994,937
1.05% due 12/14/17[3,4,5]	250,000	249,515
Total U.S. Treasury Bills
(Cost $2,244,337)		2,244,452

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
S&P 500® 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,6 - 13.8%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[2]	$9,754,473	$9,754,473
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[2]	4,877,236	4,877,236
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17[2]	4,193,833	4,193,833
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	679,663	679,663
Total Repurchase Agreements
(Cost $19,505,205)		19,505,205

	Shares

SECURITIES LENDING COLLATERAL†,7 - 0.4%
First American Government Obligations Fund — Class Z, 0.89%[8]	623,086	623,086
Total Securities Lending Collateral
(Cost $623,086)		623,086

Total Investments - 97.6%
(Cost $123,100,400)		$138,097,853
Other Assets & Liabilities, net - 2.4%		3,429,307
Total Net Assets - 100.0%		$141,527,160

Futures Contracts
Description	Contracts	Expiration Date	Notional Amount	Unrealized Gain
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	51	Dec 2017	$6,414,525	$11,484

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	1.70%	At Maturity	10/27/17	35,977	$90,639,376	$820,580
BNP Paribas	S&P 500 Index	1.69%	At Maturity	10/30/17	17,379	43,784,915	180,546
Barclays Bank plc	S&P 500 Index	1.65%	At Maturity	10/31/17	10,504	26,464,476	94,781
						$160,888,767	$1,095,907

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7 day yield as of September 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2017
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$115,725,110	$—	$—	$—	$—	$115,725,110
Equity Futures Contracts	—	11,484	—	—	—	11,484
Equity Index Swap Agreements	—	—	—	1,095,907	—	1,095,907
Repurchase Agreements	—	—	19,505,205	—	—	19,505,205
Securities Lending Collateral	623,086	—	—	—	—	623,086
U.S. Treasury Bills	—	—	2,244,452	—	—	2,244,452
Total Assets	$116,348,196	$11,484	$21,749,657	$1,095,907	$—	$139,205,244

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

Assets:
Investments, at value - including $610,344 of securities loaned (cost $103,595,195)	$118,592,648
Repurchase agreements, at value (cost $19,505,205)	19,505,205
Cash	1,696
Segregated cash with broker	390,995
Unrealized appreciation on swap agreements	1,095,907
Receivables:
Fund shares sold	4,635,145
Securities sold	3,489,864
Swap settlement	140,167
Dividends	109,078
Variation margin	11,484
Interest	1,075
Securities lending income	198
Total assets	147,973,462

Liabilities:
Payable for:
Fund shares redeemed	5,548,272
Return of securities loaned	623,086
Management fees	102,184
Distribution and service fees	34,427
Transfer agent and administrative fees	28,384
Portfolio accounting fees	17,031
Miscellaneous	92,918
Total liabilities	6,446,302
Commitments and contingent liabilities (Note 11)	—
Net assets	$141,527,160

Net assets consist of:
Paid in capital	$117,465,050
Undistributed net investment income	9,952
Accumulated net realized gain on investments	7,947,314
Net unrealized appreciation on investments	16,104,844
Net assets	$141,527,160

A-Class:
Net assets	$10,947,955
Capital shares outstanding	107,364
Net asset value per share	$101.97
Maximum offering price per share (Net asset value divided by 95.25%)	$107.06

C-Class:
Net assets	$10,013,726
Capital shares outstanding	112,468
Net asset value per share	$89.04

H-Class:
Net assets	$120,565,479
Capital shares outstanding	1,183,824
Net asset value per share	$101.84

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2017

Investment Income:
Dividends	$1,098,924
Interest	102,540
Income from securities lending, net	913
Total investment income	1,202,377

Expenses:
Management fees	586,644
Distribution and service fees:
A-Class	13,889
C-Class	45,901
H-Class	137,594
Transfer agent and administrative fees	162,957
Registration fees	101,942
Portfolio accounting fees	97,775
Custodian fees	9,103
Trustees’ fees*	5,120
Line of credit fees	102
Miscellaneous	31,398
Total expenses	1,192,425
Net investment income	9,952

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,500,305
Swap agreements	8,257,967
Futures contracts	1,554,046
Net realized gain	13,312,318
Net change in unrealized appreciation (depreciation) on:
Investments	3,498,879
Swap agreements	697,468
Futures contracts	(78,840)
Net change in unrealized appreciation (depreciation)	4,117,507
Net realized and unrealized gain	17,429,825
Net increase in net assets resulting from operations	$17,439,777

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,952	$(437,950)
Net realized gain on investments	13,312,318	60,742,001
Net change in unrealized appreciation (depreciation) on investments	4,117,507	(19,932,025)
Net increase in net assets resulting from operations	17,439,777	40,372,026

Distributions to shareholders from:
Net realized gains
A-Class	—	(18,282)
C-Class	—	(17,897)
H-Class	—	(144,312)
Total distributions to shareholders	—	(180,491)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,237,779	54,422,897
C-Class	14,834,742	31,100,038
H-Class	679,801,098	1,697,587,974
Distributions reinvested
A-Class	—	17,465
C-Class	—	15,697
H-Class	—	124,437
Cost of shares redeemed
A-Class	(6,494,740)	(58,770,281)
C-Class	(15,486,693)	(33,633,618)
H-Class	(679,036,972)	(1,741,161,936)
Net decrease from capital share transactions	(1,144,786)	(50,297,327)
Net increase (decrease) in net assets	16,294,991	(10,105,792)

Net assets:
Beginning of period	125,232,169	135,337,961
End of period	$141,527,160	$125,232,169
Undistributed net investment income at end of period	$9,952	$—

Capital share activity:
Shares sold
A-Class	54,769	730,507
C-Class	177,958	460,654
H-Class	7,190,875	22,519,373
Shares issued from reinvestment of distributions
A-Class	—	223
C-Class	—	228
H-Class	—	1,589
Shares redeemed
A-Class	(67,683)	(787,121)
C-Class	(186,200)	(496,283)
H-Class	(7,180,765)	(23,025,312)
Net decrease in shares	(11,046)	(596,142)

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,e]
Per Share Data
Net asset value, beginning of period	$89.56	$67.98	$70.18	$58.57	$40.90	$33.77
Income (loss) from investment operations:
Net investment income (loss)[c]	.06	(.25)	(.16)	(.19)	(.20)	(.06)
Net gain (loss) on investments (realized and unrealized)	12.35	21.96	(1.02)	13.36	17.87	7.19
Total from investment operations	12.41	21.71	(1.18)	13.17	17.67	7.13
Less distributions from:
Net realized gains	—	(.13)	(1.02)	(1.56)	—	—
Total distributions	—	(.13)	(1.02)	(1.56)	—	—
Net asset value, end of period	$101.97	$89.56	$67.98	$70.18	$58.57	$40.90

Total Return[d]	13.87%	31.95%	(1.69%)	22.51%	43.20%	21.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,948	$10,772	$12,011	$13,822	$9,788	$6,537
Ratios to average net assets:
Net investment income (loss)	0.14%	(0.33%)	(0.23%)	(0.29%)	(0.40%)	(0.59%)
Total expenses	1.80%	1.79%	1.76%	1.80%	1.73%	1.77%
Portfolio turnover rate	163%	411%	216%	420%	396%	— [f]

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,e]
Per Share Data
Net asset value, beginning of period	$78.49	$60.04	$62.57	$52.75	$37.12	$30.71
Income (loss) from investment operations:
Net investment income (loss)[c]	(.25)	(.72)	(.59)	(.62)	(.49)	(.11)
Net gain (loss) on investments (realized and unrealized)	10.80	19.30	(.92)	12.00	16.12	6.52
Total from investment operations	10.55	18.58	(1.51)	11.38	15.63	6.41
Less distributions from:
Net realized gains	—	(.13)	(1.02)	(1.56)	—	—
Total distributions	—	(.13)	(1.02)	(1.56)	—	—
Net asset value, end of period	$89.04	$78.49	$60.04	$62.57	$52.75	$37.12

Total Return[d]	13.44%	30.96%	(2.43%)	21.59%	42.11%	20.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,014	$9,475	$9,373	$11,969	$11,825	$10,667
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(1.08%)	(0.99%)	(1.04%)	(1.11%)	(1.34%)
Total expenses	2.55%	2.54%	2.51%	2.55%	2.50%	2.51%
Portfolio turnover rate	163%	411%	216%	420%	396%	— [f]

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,e]
Per Share Data
Net asset value, beginning of period	$89.45	$67.91	$70.12	$58.52	$40.88	$33.76
Income (loss) from investment operations:
Net investment income (loss)[c]	.03	(.23)	(.16)	(.18)	(.19)	(.06)
Net gain (loss) on investments (realized and unrealized)	12.36	21.90	(1.03)	13.34	17.83	7.18
Total from investment operations	12.39	21.67	(1.19)	13.16	17.64	7.12
Less distributions from:
Net realized gains	—	(.13)	(1.02)	(1.56)	—	—
Total distributions	—	(.13)	(1.02)	(1.56)	—	—
Net asset value, end of period	$101.84	$89.45	$67.91	$70.12	$58.52	$40.88

Total Return[d]	13.86%	31.93%	(1.71%)	22.51%	43.12%	21.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$120,565	$104,985	$113,954	$150,537	$115,683	$76,933
Ratios to average net assets:
Net investment income (loss)	0.05%	(0.31%)	(0.24%)	(0.28%)	(0.38%)	(0.61%)
Total expenses	1.77%	1.80%	1.76%	1.80%	1.74%	1.76%
Portfolio turnover rate	163%	411%	216%	420%	396%	— [f]

[a]	Unaudited figures for the period ended September 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*
Periods Ended September 30, 2017

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	(13.70%)	(29.46%)	(27.20%)	(23.59%)
A-Class Shares with sales charge‡	(17.80%)	(32.79%)	(27.91%)	(23.96%)
C-Class Shares	(14.05%)	(30.02%)	(27.75%)	(24.13%)
C-Class Shares with CDSC§	(14.91%)	(30.72%)	(27.75%)	(24.13%)
H-Class Shares	(13.73%)	(29.48%)	(27.22%)	(23.57%)
S&P 500 Index	7.71%	18.61%	14.22%	7.44%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 80.8%
Federal Home Loan Bank Discount Notes
1.04% due 12/20/17[1,2]	$15,000,000	$14,965,770
1.00% due 10/02/17[1,2]	10,000,000	9,999,722
Total Federal Home Loan Bank Discount Notes		24,965,492
Fannie Mae[3]
0.71% due 10/02/17[1,2]	5,000,000	4,999,868
1.00% due 11/15/17[1,2]	1,500,000	1,498,125
0.99% due 10/04/17[1,2]	500,000	499,959
Total Fannie Mae		6,997,952
Total Federal Agency Discount Notes
(Cost $31,962,707)		31,963,444

FEDERAL AGENCY NOTES†† - 49.3%
Freddie Mac[3]
1.75% due 10/26/22[4]	5,000,000	5,000,000
0.80% due 10/27/17	5,000,000	4,999,120
Total Freddie Mac		9,999,120
Federal Home Loan Bank[5]
1.19% due 09/13/22[4]	5,000,000	4,998,060
1.00% due 10/26/18[4]	2,500,000	2,497,555
1.09% (1 Month LIBOR -15 bps) due 12/13/17[6]	2,000,000	1,999,999
Total Federal Home Loan Bank		9,495,614
Total Federal Agency Notes
(Cost $19,499,736)		19,494,734

U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bill
1.03% due 12/14/17[1,2,7]	500,000	499,029
Total U.S. Treasury Bills
(Cost $498,936)		499,029

REPURCHASE AGREEMENTS††,8 - 51.0%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[9]	10,083,491	10,083,491
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[9]	5,041,746	5,041,746
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17[9]	3,962,023	3,962,023
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	1,075,856	1,075,856
Total Repurchase Agreements
(Cost $20,163,116)		20,163,116

Total Investments - 182.4%
(Cost $72,124,495)		$72,120,323
Other Assets & Liabilities, net - (82.4)%		(32,569,864)
Total Net Assets - 100.0%		$39,550,459

Futures Contracts
Description	Contracts	Expiration Date	Notional Amount	Unrealized Loss
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	59	Dec 2017	$7,420,725	$(34,431)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	(1.60%)	At Maturity	10/27/17	19,740	$49,731,399	$(455,469)
BNP Paribas	S&P 500 Index	(1.19%)	At Maturity	10/30/17	8,110	20,432,106	(98,761)
Barclays Bank plc	S&P 500 Index	(1.50%)	At Maturity	10/31/17	543	1,369,135	(4,958)
						$71,532,640	$(559,188)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2017
INVERSE S&P 500® 2x STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Zero coupon rate security.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Variable rate security. Rate indicated is rate effective at September 30, 2017.
[7]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[8]	Repurchase Agreements — See Note 6.
[9]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$31,963,444	$—	$—	$31,963,444
Federal Agency Notes	—	—	19,494,734	—	—	19,494,734
Repurchase Agreements	—	—	20,163,116	—	—	20,163,116
U.S. Treasury Bills	—	—	499,029	—	—	499,029
Total Assets	$—	$—	$72,120,323	$—	$—	$72,120,323

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$34,431	$—	$—	$—	$34,431
Equity Index Swap Agreements	—	—	—	559,188	—	559,188
Total Liabilities	$—	$34,431	$—	$559,188	$—	$593,619

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

Assets:
Investments, at value (cost $51,961,379)	$51,957,207
Repurchase agreements, at value (cost $20,163,116)	20,163,116
Segregated cash with broker	173,000
Receivables:
Fund shares sold	14,799,613
Interest	26,871
Total assets	87,119,807

Liabilities:
Unrealized depreciation on swap agreements	559,188
Payable for:
Fund shares redeemed	41,450,989
Securities purchased	5,000,000
Swap settlement	427,697
Variation margin	52,256
Management fees	39,124
Distribution and service fees	11,487
Transfer agent and administrative fees	10,868
Portfolio accounting fees	6,521
Miscellaneous	11,218
Total liabilities	47,569,348
Commitments and contingent liabilities (Note 11)	—
Net assets	$39,550,459

Net assets consist of:
Paid in capital	$321,862,133
Accumulated net investment loss	(321,554)
Accumulated net realized loss on investments	(281,392,329)
Net unrealized depreciation on investments	(597,791)
Net assets	$39,550,459

A-Class:
Net assets	$2,036,260
Capital shares outstanding	39,823
Net asset value per share	$51.13
Maximum offering price per share (Net asset value divided by 95.25%)	$53.68

C-Class:
Net assets	$861,822
Capital shares outstanding	19,132
Net asset value per share	$45.05

H-Class:
Net assets	$36,652,377
Capital shares outstanding	714,818
Net asset value per share	$51.28

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2017

Investment Income:
Interest	$217,736
Other income	224
Total investment income	217,960

Expenses:
Management fees	207,908
Distribution and service fees:
A-Class	5,924
C-Class	5,207
H-Class	50,529
Transfer agent and administrative fees	57,753
Portfolio accounting fees	34,652
Registration fees	26,496
Custodian fees	3,067
Trustees’ fees*	2,387
Line of credit fees	149
Miscellaneous	19,855
Total expenses	413,927
Net investment loss	(195,967)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	25,055
Swap agreements	(5,849,552)
Futures contracts	(814,608)
Net realized loss	(6,639,105)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,006)
Swap agreements	(106,404)
Futures contracts	(71,249)
Net change in unrealized appreciation (depreciation)	(181,659)
Net realized and unrealized loss	(6,820,764)
Net decrease in net assets resulting from operations	$(7,016,731)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(195,967)	$(767,609)
Net realized loss on investments	(6,639,105)	(16,829,323)
Net change in unrealized appreciation (depreciation) on investments	(181,659)	41,239
Net decrease in net assets resulting from operations	(7,016,731)	(17,555,693)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,261,586	66,972,954
C-Class	16,406,107	41,091,569
H-Class	461,788,707	1,295,565,131
Cost of shares redeemed
A-Class	(4,526,553)	(65,736,333)
C-Class	(16,954,194)	(40,655,621)
H-Class	(446,444,195)	(1,297,477,690)
Net increase (decrease) from capital share transactions	11,531,458	(239,990)
Net increase (decrease) in net assets	4,514,727	(17,795,683)

Net assets:
Beginning of period	35,035,732	52,831,415
End of period	$39,550,459	$35,035,732
Accumulated net investment loss at end of period	$(321,554)	$(125,587)

Capital share activity:
Shares sold
A-Class	23,046	895,545 *
C-Class	338,037	634,963 *
H-Class	8,400,861	18,137,356 *
Shares redeemed
A-Class	(83,680)	(882,876)*
C-Class	(348,809)	(627,381)*
H-Class	(8,148,960)	(18,192,284)*
Net increase (decrease) in shares	180,495	(34,677)*

*	Capital share activity for the years presented through March 31, 2017, has been restated to reflect a 1:4 reverse share split effective November 7, 2016 — See Note 12.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]
Per Share Data
Net asset value, beginning of period	$59.26	$84.22	$95.49	$127.97	$200.30	$247.99
Income (loss) from investment operations:
Net investment income (loss)[c]	(.24)	(1.01)	(1.52)	(1.88)	(2.76)	(.84)
Net gain (loss) on investments (realized and unrealized)	(7.89)	(23.95)	(9.75)	(30.60)	(69.57)	(46.85)
Total from investment operations	(8.13)	(24.96)	(11.27)	(32.48)	(72.33)	(47.69)
Net asset value, end of period	$51.13	$59.26	$84.22	$95.49	$127.97	$200.30

Total Return[d]	(13.70%)	(29.63%)	(11.81%)	(25.38%)	(36.08%)	(19.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,036	$5,953	$7,393	$2,095	$2,094	$4,921
Ratios to average net assets:
Net investment income (loss)	(0.87%)	(1.39%)	(1.60%)	(1.73%)	(1.70%)	(1.66%)
Total expenses	1.78%	1.80%	1.76%	1.77%	1.74%	1.75%
Portfolio turnover rate	28%	78%	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]
Per Share Data
Net asset value, beginning of period	$52.40	$75.05	$85.79	$115.88	$182.63	$226.42
Income (loss) from investment operations:
Net investment income (loss)[c]	(.39)	(1.42)	(2.00)	(2.52)	(3.64)	(1.12)
Net gain (loss) on investments (realized and unrealized)	(6.96)	(21.23)	(8.74)	(27.57)	(63.11)	(42.67)
Total from investment operations	(7.35)	(22.65)	(10.74)	(30.09)	(66.75)	(43.79)
Net asset value, end of period	$45.05	$52.40	$75.05	$85.79	$115.88	$182.63

Total Return[d]	(14.05%)	(30.21%)	(12.49%)	(25.96%)	(36.52%)	(19.41%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$862	$1,567	$1,675	$2,393	$2,221	$3,854
Ratios to average net assets:
Net investment income (loss)	(1.59%)	(2.14%)	(2.35%)	(2.47%)	(2.45%)	(2.39%)
Total expenses	2.55%	2.54%	2.47%	2.51%	2.49%	2.47%
Portfolio turnover rate	28%	78%	—	—	—	—

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]
Per Share Data
Net asset value, beginning of period	$59.44	$84.51	$95.77	$128.40	$201.04	$248.76
Income (loss) from investment operations:
Net investment income (loss)[c]	(.23)	(1.01)	(1.52)	(1.88)	(2.76)	(.84)
Net gain (loss) on investments (realized and unrealized)	(7.93)	(24.06)	(9.74)	(30.75)	(69.88)	(46.88)
Total from investment operations	(8.16)	(25.07)	(11.26)	(32.63)	(72.64)	(47.72)
Net asset value, end of period	$51.28	$59.44	$84.51	$95.77	$128.40	$201.04

Total Return[d]	(13.73%)	(29.67%)	(11.74%)	(25.42%)	(36.13%)	(19.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,652	$27,516	$43,763	$27,218	$32,610	$55,573
Ratios to average net assets:
Net investment income (loss)	(0.83%)	(1.40%)	(1.63%)	(1.73%)	(1.70%)	(1.67%)
Total expenses	1.78%	1.80%	1.76%	1.77%	1.74%	1.76%
Portfolio turnover rate	28%	78%	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Reverse Share Split — Per share amounts for periods presented through March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.
[g]	Reverse Share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	8.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	5.0%
Facebook, Inc. — Class A	4.4%
Alphabet, Inc. — Class C	3.6%
Alphabet, Inc. — Class A	3.1%
Comcast Corp. — Class A	1.9%
Intel Corp.	1.9%
Cisco Systems, Inc.	1.8%
Amgen, Inc.	1.5%
Top Ten Total	38.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended September 30, 2017

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	19.38%	47.26%	32.49%	16.82%
A-Class Shares with sales charge‡	13.70%	40.27%	31.20%	16.26%
C-Class Shares	18.91%	46.13%	31.49%	15.91%
C-Class Shares with CDSC§	17.91%	45.13%	31.49%	15.91%
H-Class Shares	19.34%	47.21%	32.48%	16.82%
NASDAQ-100 Index	10.61%	24.08%	17.91%	12.24%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 73.5%

Technology - 28.1%
Apple, Inc.	195,849	$30,184,248
Microsoft Corp.	292,044	21,754,359
Intel Corp.	178,171	6,784,752
NVIDIA Corp.	22,750	4,067,018
Broadcom Ltd.	15,417	3,739,239
Texas Instruments, Inc.	37,539	3,364,996
QUALCOMM, Inc.	55,968	2,901,381
Adobe Systems, Inc.*	18,708	2,790,859
Applied Materials, Inc.	40,438	2,106,415
Activision Blizzard, Inc.	28,624	1,846,534
Micron Technology, Inc.*	42,242	1,661,378
Cognizant Technology Solutions Corp. — Class A	22,394	1,624,461
Electronic Arts, Inc.*	11,706	1,382,010
Intuit, Inc.	9,715	1,380,890
Analog Devices, Inc.	13,941	1,201,296
Lam Research Corp.	6,160	1,139,846
Fiserv, Inc.*	7,980	1,029,101
Western Digital Corp.	11,181	966,038
Autodesk, Inc.*	8,311	932,993
Cerner Corp.*	12,573	896,706
Paychex, Inc.	13,627	817,075
Microchip Technology, Inc.	8,824	792,219
NetEase, Inc. ADR	2,876	758,718
Skyworks Solutions, Inc.	6,967	709,937
Check Point Software Technologies Ltd.*	6,197	706,582
Xilinx, Inc.	9,426	667,644
KLA-Tencor Corp.	5,947	630,382
CA, Inc.	15,973	533,179
Maxim Integrated Products, Inc.	10,695	510,258
Citrix Systems, Inc.*	5,745	441,331
Seagate Technology plc	10,914	362,017
Akamai Technologies, Inc.*	6,500	316,680
Total Technology		99,000,542

Communications - 27.1%
Amazon.com, Inc.*	18,214	17,510,030
Facebook, Inc. — Class A*	89,875	15,356,941
Alphabet, Inc. — Class C*	13,185	12,645,865
Alphabet, Inc. — Class A*	11,301	11,004,010
Comcast Corp. — Class A	178,358	6,863,215
Cisco Systems, Inc.	189,586	6,375,777
Charter Communications, Inc. — Class A*	9,778	3,553,521
Priceline Group, Inc.*	1,860	3,405,325
Netflix, Inc.*	16,371	2,968,881
Baidu, Inc. ADR*	10,447	2,587,617
T-Mobile US, Inc.*	31,511	1,942,968
eBay, Inc.*	40,583	1,560,822
JD.com, Inc. ADR*	34,806	1,329,589
Twenty-First Century Fox, Inc. — Class A	39,909	1,052,799
Sirius XM Holdings, Inc.[1]	174,911	965,509
Ctrip.com International Ltd. ADR*	17,369	916,041
Twenty-First Century Fox, Inc. — Class B	30,277	780,844
Symantec Corp.	23,301	764,506
Expedia, Inc.	5,264	757,700
Liberty Global plc — Class C*	22,582	738,431
Vodafone Group plc ADR	17,619	501,437
DISH Network Corp. — Class A*	8,633	468,168
MercadoLibre, Inc.	1,674	433,449
Viacom, Inc. — Class B	13,374	372,332
Liberty Global plc — Class A*	8,550	289,931
Liberty Ventures*	3,083	177,427
Discovery Communications, Inc. — Class C*	8,286	167,874
Discovery Communications, Inc. — Class A*	5,837	124,270
Liberty Global plc LiLAC — Class C*	4,579	106,691
Liberty Global plc LiLAC — Class A*	1,845	43,837
Total Communications		95,765,807

Consumer, Non-cyclical - 11.9%
Amgen, Inc.	27,667	5,158,513
Celgene Corp.*	29,664	4,325,604
Gilead Sciences, Inc.	49,517	4,011,867
Kraft Heinz Co.	46,192	3,582,190
PayPal Holdings, Inc.*	45,591	2,919,192
Biogen, Inc.*	8,017	2,510,283
Mondelez International, Inc. — Class A	57,165	2,324,329
Automatic Data Processing, Inc.	16,849	1,841,933
Regeneron Pharmaceuticals, Inc.*	3,990	1,784,009
Intuitive Surgical, Inc.*	1,414	1,478,875
Vertex Pharmaceuticals, Inc.*	9,560	1,453,502
Express Scripts Holding Co.*	21,899	1,386,644
Monster Beverage Corp.*	21,543	1,190,251
Alexion Pharmaceuticals, Inc.*	8,462	1,187,134
Illumina, Inc.*	5,536	1,102,771
Incyte Corp.*	7,800	910,572
Mylan N.V.*	20,334	637,878
BioMarin Pharmaceutical, Inc.*	6,646	618,543
Cintas Corp.	3,998	576,831
Dentsply Sirona, Inc.	8,702	520,467
Verisk Analytics, Inc. — Class A*	6,239	519,022
IDEXX Laboratories, Inc.*	3,309	514,516
Henry Schein, Inc.*	5,995	491,530
Shire plc ADR	2,764	423,279
Hologic, Inc.*	10,635	390,198
Total Consumer, Non-cyclical		41,859,933

Consumer, Cyclical - 5.7%
Walgreens Boots Alliance, Inc.	40,575	3,133,202
Starbucks Corp.	54,748	2,940,515
Costco Wholesale Corp.	16,630	2,732,143
Tesla, Inc.*,1	6,328	2,158,481
Marriott International, Inc. — Class A	14,121	1,556,981
PACCAR, Inc.	13,323	963,786
Ross Stores, Inc.	14,757	952,859
American Airlines Group, Inc.	18,466	876,950
Dollar Tree, Inc.*	8,980	779,644
O’Reilly Automotive, Inc.*	3,337	718,690
Wynn Resorts Ltd.	3,889	579,150
Ulta Beauty, Inc.*	2,329	526,494

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Fastenal Co.	10,919	$497,688
Norwegian Cruise Line Holdings Ltd.*	8,651	467,587
Hasbro, Inc.	4,743	463,248
Liberty Interactive Corporation QVC Group — Class A*	15,999	377,096
Tractor Supply Co.	4,804	304,045
Mattel, Inc.[1]	12,995	201,163
Total Consumer, Cyclical		20,229,722

Industrial - 0.7%
CSX Corp.	34,630	1,879,024
J.B. Hunt Transport Services, Inc.	4,149	460,871
Total Industrial		2,339,895

Total Common Stocks
(Cost $206,583,710)		259,195,899

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 11.4%
Federal Home Loan Bank[2]
1.04% due 12/20/17[3,4]	$20,000,000	19,954,360
Fannie Mae[5]
0.71% due 10/02/17[3,4]	10,000,000	9,999,736
Federal Home Loan Bank Discount Notes
1.00% due 10/02/17[3,4]	10,000,000	9,999,722
Total Federal Agency Discount Notes
(Cost $39,952,836)		39,953,818

U.S. TREASURY BILLS†† - 5.9%
U.S. Treasury Bill
1.01% due 12/28/17[3,4,6]	20,500,000	20,448,105
1.05% due 12/14/17[3,4,7]	500,000	499,029
Total U.S. Treasury Bills
(Cost $20,946,424)		20,947,134

FEDERAL AGENCY NOTES†† - 2.8%
Federal Home Loan Bank[2]
1.09% (1 Month LIBOR + -15 bps) due 12/13/17[8]	10,000,000	9,999,994
Total Federal Agency Notes
(Cost $10,000,000)		9,999,994

REPURCHASE AGREEMENTS††,9 - 5.6%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[6]	9,931,339	9,931,339
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[6]	4,965,670	4,965,670
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17[6]	4,961,635	4,961,635
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	226	226
Total Repurchase Agreements
(Cost $19,858,870)		19,858,870

	Shares

SECURITIES LENDING COLLATERAL†,10 - 0.7%
First American Government Obligations Fund — Class Z, 0.89%[11]	2,450,485	2,450,485
Total Securities Lending Collateral
(Cost $2,450,485)		2,450,485

Total Investments - 99.9%
(Cost $299,792,325)		$352,406,200
Other Assets & Liabilities, net - 0.1%		514,048
Total Net Assets - 100.0%		$352,920,248

Futures Contracts
Description	Contracts	Expiration Date	Notional Amount	Unrealized Gain
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	34	Dec 2017	$4,067,080	$76,824

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	1.70%	At Maturity	10/31/17	43,711	$261,362,059	$1,984,081
Goldman Sachs International	NASDAQ-100 Index	1.80%	At Maturity	10/27/17	20,928	125,132,974	1,883,684
BNP Paribas	NASDAQ-100 Index	1.74%	At Maturity	10/30/17	9,392	56,155,804	390,562
						$442,650,837	$4,258,327

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2017
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[7]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[8]	Variable rate security. Rate indicated is rate effective at September 30, 2017.
[9]	Repurchase Agreements — See Note 6.
[10]	Securities lending collateral — See Note 7.
[11]	Rate indicated is the 7 day yield as of September 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$259,195,899	$—	$—	$—	$—	$259,195,899
Equity Futures Contracts	—	76,824	—	—	—	76,824
Equity Index Swap Agreements	—	—	—	4,258,327	—	4,258,327
Federal Agency Discount Notes	—	—	39,953,818	—	—	39,953,818
Federal Agency Notes	—	—	9,999,994	—	—	9,999,994
Repurchase Agreements	—	—	19,858,870	—	—	19,858,870
Securities Lending Collateral	2,450,485	—	—	—	—	2,450,485
U.S. Treasury Bills	—	—	20,947,134	—	—	20,947,134
Total Assets	$261,646,384	$76,824	$90,759,816	$4,258,327	$—	$356,741,351

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

Assets:
Investments, at value - including $2,396,671 of securities loaned (cost $279,933,455)	$332,547,330
Repurchase agreements, at value (cost $19,858,870)	19,858,870
Segregated cash with broker	5,890,195
Unrealized appreciation on swap agreements	4,258,327
Receivables:
Fund shares sold	4,142,171
Swap settlement	166,076
Variation margin	67,295
Dividends	56,221
Interest	6,522
Securities lending income	1,298
Total assets	366,994,305

Liabilities:
Overdraft due to custodian bank	6,545,391
Payable for:
Fund shares redeemed	4,450,166
Return of securities loaned	2,450,485
Management fees	275,556
Distribution and service fees	90,850
Transfer agent and administrative fees	76,544
Portfolio accounting fees	45,926
Miscellaneous	139,139
Total liabilities	14,074,057
Commitments and contingent liabilities (Note 11)	—
Net assets	$352,920,248

Net assets consist of:
Paid in capital	$233,381,040
Accumulated net investment loss	(1,328,506)
Accumulated net realized gain on investments	63,918,688
Net unrealized appreciation on investments	56,949,026
Net assets	$352,920,248

A-Class:
Net assets	$18,671,521
Capital shares outstanding	150,993
Net asset value per share	$123.66
Maximum offering price per share (Net asset value divided by 95.25%)	$129.83

C-Class:
Net assets	$23,330,180
Capital shares outstanding	227,163
Net asset value per share	$102.70

H-Class:
Net assets	$310,918,547
Capital shares outstanding	2,515,166
Net asset value per share	$123.62

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $1,337)	$1,707,707
Interest	298,614
Income from securities lending, net	13,006
Other income	559
Total investment income	2,019,886

Expenses:
Management fees	1,618,965
Distribution and service fees:
A-Class	21,934
C-Class	117,305
H-Class	398,454
Transfer agent and administrative fees	449,713
Portfolio accounting fees	269,829
Registration fees	251,851
Custodian fees	24,854
Trustees’ fees*	13,556
Line of credit fees	342
Miscellaneous	181,589
Total expenses	3,348,392
Net investment loss	(1,328,506)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	18,776,686
Swap agreements	34,124,993
Futures contracts	1,865,292
Net realized gain	54,766,971
Net change in unrealized appreciation (depreciation) on:
Investments	4,796,739
Swap agreements	3,262,324
Futures contracts	(249,485)
Net change in unrealized appreciation (depreciation)	7,809,578
Net realized and unrealized gain	62,576,549
Net increase in net assets resulting from operations	$61,248,043

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,328,506)	$(2,633,144)
Net realized gain on investments	54,766,971	114,074,696
Net change in unrealized appreciation (depreciation) on investments	7,809,578	(6,665,236)
Net increase in net assets resulting from operations	61,248,043	104,776,316

Distributions to shareholders from:
Net realized gains
A-Class	—	(239,154)
C-Class	—	(369,317)
H-Class	—	(4,041,407)
Total distributions to shareholders	—	(4,649,878)

Capital share transactions:
Proceeds from sale of shares
A-Class	10,492,239	12,071,326
C-Class	21,472,948	33,234,756
H-Class	1,134,797,012	1,928,653,045
Distributions reinvested
A-Class	—	226,160
C-Class	—	356,229
H-Class	—	3,601,584
Cost of shares redeemed
A-Class	(10,211,253)	(17,133,884)
C-Class	(23,906,493)	(42,955,602)
H-Class	(1,135,271,523)	(1,992,238,819)
Net decrease from capital share transactions	(2,627,070)	(74,185,205)
Net increase in net assets	58,620,973	25,941,233

Net assets:
Beginning of period	294,299,275	268,358,042
End of period	$352,920,248	$294,299,275
Accumulated net investment loss at end of period	$(1,328,506)	$—

Capital share activity:
Shares sold
A-Class	90,329	143,879	*
C-Class	221,917	477,643	*
H-Class	9,890,131	24,014,188	*
Shares issued from reinvestment of distributions
A-Class	—	2,799	*
C-Class	—	5,274	*
H-Class	—	44,574	*
Shares redeemed
A-Class	(88,861)	(205,523	)*
C-Class	(245,451)	(617,335	)*
H-Class	(9,857,488)	(24,718,169	)*
Net increase in shares	10,577	852,670	*

*	Capital share activity for the periods presented through March 31, 2017, has been restated to reflect a 5:1 share split effective October 31, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]
Per Share Data
Net asset value, beginning of period	$103.59	$73.03	$73.90	$53.84	$35.89	$32.12
Income (loss) from investment operations:
Net investment income (loss)[c]	(.40)	(.73)	(.64)	(.49)	(.31)	(.07)
Net gain (loss) on investments (realized and unrealized)	20.47	32.64	3.07	23.25	21.92	3.84
Total from investment operations	20.07	31.91	2.43	22.76	21.61	3.77
Less distributions from:
Net realized gains	—	(1.35)	(3.30)	(2.70)	(3.66)	—
Total distributions	—	(1.35)	(3.30)	(2.70)	(3.66)	—
Net asset value, end of period	$123.66	$103.59	$73.03	$73.90	$53.84	$35.89

Total Return[d]	19.38%	44.21%	2.83%	42.33%	60.94%	11.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,672	$15,489	$15,217	$21,031	$11,466	$6,409
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.89%)	(0.86%)	(0.74%)	(0.65%)	(0.84%)
Total expenses	1.81%	1.83%	1.80%	1.80%	1.76%	1.79%
Portfolio turnover rate	164%	167%	114%	396%	346%	71%

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]
Per Share Data
Net asset value, beginning of period	$86.38	$61.55	$63.21	$46.68	$31.68	$28.39
Income (loss) from investment operations:
Net investment income (loss)[c]	(.69)	(1.12)	(1.02)	(.96)	(.57)	(.12)
Net gain (loss) on investments (realized and unrealized)	17.01	27.30	2.66	20.19	19.23	3.41
Total from investment operations	16.32	26.18	1.64	19.23	18.66	3.29
Less distributions from:
Net realized gains	—	(1.35)	(3.30)	(2.70)	(3.66)	—
Total distributions	—	(1.35)	(3.30)	(2.70)	(3.66)	—
Net asset value, end of period	$102.70	$86.38	$61.55	$63.21	$46.68	$31.68

Total Return[d]	18.91%	43.13%	2.05%	41.24%	59.75%	11.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,330	$21,656	$23,705	$22,864	$16,817	$11,522
Ratios to average net assets:
Net investment income (loss)	(1.44%)	(1.64%)	(1.60%)	(1.69%)	(1.40%)	(1.58%)
Total expenses	2.57%	2.58%	2.55%	2.70%	2.52%	2.54%
Portfolio turnover rate	164%	167%	114%	396%	346%	71%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]
Per Share Data
Net asset value, beginning of period	$103.59	$73.02	$73.90	$53.84	$35.89	$32.18
Income (loss) from investment operations:
Net investment income (loss)[c]	(.40)	(.72)	(.64)	(.52)	(.31)	(.08)
Net gain (loss) on investments (realized and unrealized)	20.43	32.64	3.06	23.28	21.92	3.79
Total from investment operations	20.03	31.92	2.42	22.76	21.61	3.71
Less distributions from:
Net realized gains	—	(1.35)	(3.30)	(2.70)	(3.66)	—
Total distributions	—	(1.35)	(3.30)	(2.70)	(3.66)	—
Net asset value, end of period	$123.62	$103.59	$73.02	$73.90	$53.84	$35.89

Total Return[d]	19.34%	44.22%	2.83%	42.33%	60.95%	11.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$310,919	$257,154	$229,436	$292,506	$282,578	$310,700
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.87%)	(0.85%)	(0.78%)	(0.67%)	(0.95%)
Total expenses	1.81%	1.83%	1.80%	1.80%	1.77%	1.80%
Portfolio turnover rate	164%	167%	114%	396%	346%	71%

[a]	Unaudited figures for the period ended September 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 5:1 share split effective October 31, 2016 — See Note 12.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*
Periods Ended September 30, 2017

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	(19.11%)	(36.57%)	(32.86%)	(31.15%)
A-Class Shares with sales charge‡	(22.96%)	(39.57%)	(33.51%)	(31.48%)
C-Class Shares	(19.33%)	(36.92%)	(33.29%)	(31.63%)
C-Class Shares with CDSC§	(20.13%)	(37.55%)	(33.29%)	(31.63%)
H-Class Shares	(19.10%)	(36.52%)	(32.86%)	(31.13%)
NASDAQ-100 Index	10.61%	24.08%	17.91%	12.24%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 15.9%
Freddie Mac[1]
0.80% due 10/27/17	$5,000,000	$4,999,120
1.19% due 08/22/22[2]	3,000,000	2,995,734
Total Freddie Mac		7,994,854
Federal Home Loan Bank[3]
1.19% due 09/13/22[2]	3,000,000	2,998,836
Total Federal Agency Notes
(Cost $11,000,003)		10,993,690

REPURCHASE AGREEMENTS††,4 - 7.3%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[5]	2,520,817	2,520,817
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[5]	1,260,409	1,260,409
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17[5]	1,046,128	1,046,128
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	213,314	213,314
Total Repurchase Agreements
(Cost $5,040,668)		5,040,668

Total Investments - 23.2%
(Cost $16,040,671)		$16,034,358
Other Assets & Liabilities, net - 76.8%		53,143,130
Total Net Assets - 100.0%		$69,177,488

Futures Contracts
Description	Contracts	Expiration Date	Notional Amount	Unrealized Loss
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	57	Dec 2017	$6,818,340	$(17,509)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ 100 Index	(1.24%)	At Maturity	10/30/17	8,969	$53,628,167	$(6,935)
Barclays Bank plc	NASDAQ 100 Index	(1.55%)	At Maturity	10/31/17	346	2,066,394	(15,780)
Goldman Sachs International	NASDAQ 100 Index	(1.50%)	At Maturity	10/27/17	12,625	75,490,386	(382,935)
						$131,184,947	$(405,650)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2017
INVERSE NASDAQ-100® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$—	$10,993,690	$—	$—	$10,993,690
Repurchase Agreements	—	—	5,040,668	—	—	5,040,668
Total Assets	$—	$—	$16,034,358	$—	$—	$16,034,358

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$17,509	$—	$—	$—	$17,509
Equity Index Swap Agreements	—	—	—	405,650	—	405,650
Total Liabilities	$—	$17,509	$—	$405,650	$—	$423,159

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

Assets:
Investments, at value (cost $11,000,003)	$10,993,690
Repurchase agreements, at value (cost $5,040,668)	5,040,668
Segregated cash with broker	166,500
Receivables:
Fund shares sold	54,766,796
Interest	23,136
Total assets	70,990,790

Liabilities:
Unrealized depreciation on swap agreements	405,650
Payable for:
Fund shares redeemed	1,287,324
Swap settlement	52,500
Variation margin	31,086
Management fees	12,819
Distribution and service fees	3,860
Transfer agent and administrative fees	3,561
Portfolio accounting fees	2,137
Miscellaneous	14,365
Total liabilities	1,813,302
Commitments and contingent liabilities (Note 11)	—
Net assets	$69,177,488

Net assets consist of:
Paid in capital	$223,989,158
Accumulated net investment loss	(156,733)
Accumulated net realized loss on investments	(154,225,465)
Net unrealized depreciation on investments	(429,472)
Net assets	$69,177,488

A-Class:
Net assets	$670,829
Capital shares outstanding	14,089
Net asset value per share	$47.61
Maximum offering price per share (Net asset value divided by 95.25%)	$49.98

C-Class:
Net assets	$299,678
Capital shares outstanding	7,108
Net asset value per share	$42.16

H-Class:
Net assets	$68,206,981
Capital shares outstanding	1,430,209
Net asset value per share	$47.69

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2017

Investment Income:
Interest	$92,294
Total investment income	92,294

Expenses:
Management fees	85,369
Distribution and service fees:
A-Class	287
C-Class	2,221
H-Class	22,873
Transfer agent and administrative fees	23,714
Portfolio accounting fees	14,229
Registration fees	13,286
Custodian fees	1,291
Trustees’ fees*	750
Line of credit fees	72
Miscellaneous	9,333
Total expenses	173,425
Net investment loss	(81,131)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,073
Swap agreements	(3,992,330)
Futures contracts	(456,107)
Net realized loss	(4,437,364)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,955)
Swap agreements	(306,373)
Futures contracts	(372)
Net change in unrealized appreciation (depreciation)	(310,700)
Net realized and unrealized loss	(4,748,064)
Net decrease in net assets resulting from operations	$(4,829,195)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(81,131)	$(291,125)
Net realized loss on investments	(4,437,364)	(10,210,195)
Net change in unrealized appreciation (depreciation) on investments	(310,700)	396,635
Net decrease in net assets resulting from operations	(4,829,195)	(10,104,685)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,641,255	42,647,022
C-Class	11,408,018	20,218,953
H-Class	402,381,301	548,608,725
Cost of shares redeemed
A-Class	(2,057,138)	(43,320,579)
C-Class	(11,298,143)	(20,751,975)
H-Class	(349,778,347)	(561,518,941)
Net increase (decrease) from capital share transactions	53,296,946	(14,116,795)
Net increase (decrease) in net assets	48,467,751	(24,221,480)

Net assets:
Beginning of period	20,709,737	44,931,217
End of period	$69,177,488	$20,709,737
Accumulated net investment loss at end of period	$(156,733)	$(75,602)

Capital share activity:
Shares sold
A-Class	51,548	568,239 *
C-Class	253,570	281,485 *
H-Class	7,918,882	7,025,212 *
Shares redeemed
A-Class	(40,088)	(574,565)*
C-Class	(251,909)	(289,379)*
H-Class	(6,832,513)	(7,144,381)*
Net increase (decrease) in shares	1,099,490	(133,389)*

*	Capital share activity for the periods presented through March 31, 2017, has been restated to reflect a 1:6 reverse share split effective October 31, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]
Per Share Data
Net asset value, beginning of period	$58.85	$92.92	$116.18	$184.51	$327.55	$374.63
Income (loss) from investment operations:
Net investment income (loss)[c]	(.21)	(1.03)	(1.74)	(2.46)	(4.14)	(1.68)
Net gain (loss) on investments (realized and unrealized)	(11.03)	(33.04)	(21.52)	(65.87)	(138.90)	(45.40)
Total from investment operations	(11.24)	(34.07)	(23.26)	(68.33)	(143.04)	(47.08)
Net asset value, end of period	$47.61	$58.85	$92.92	$116.18	$184.51	$327.55

Total Return[d]	(19.11%)	(36.67%)	(19.99%)	(37.04%)	(43.68%)	(12.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$671	$155	$832	$267	$601	$605
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(1.31%)	(1.67%)	(1.77%)	(1.72%)	(1.72%)
Total expenses	1.82%	1.93%	1.79%	1.82%	1.76%	1.80%
Portfolio turnover rate	—	—	—	—	—	—

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]
Per Share Data
Net asset value, beginning of period	$52.26	$82.75	$103.83	$166.16	$298.00	$341.41
Income (loss) from investment operations:
Net investment income (loss)[c]	(.38)	(1.48)	(2.28)	(3.36)	(5.46)	(2.10)
Net gain (loss) on investments (realized and unrealized)	(9.72)	(29.01)	(18.80)	(58.97)	(126.38)	(41.31)
Total from investment operations	(10.10)	(30.49)	(21.08)	(62.33)	(131.84)	(43.41)
Net asset value, end of period	$42.16	$52.26	$82.75	$103.83	$166.16	$298.00

Total Return[d]	(19.33%)	(36.84%)	(20.29%)	(37.52%)	(44.29%)	(12.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$300	$285	$1,104	$1,375	$1,346	$1,623
Ratios to average net assets:
Net investment income (loss)	(1.55%)	(2.09%)	(2.42%)	(2.51%)	(2.50%)	(2.38%)
Total expenses	2.46%	2.56%	2.53%	2.55%	2.54%	2.45%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]
Per Share Data
Net asset value, beginning of period	$58.95	$92.86	$116.02	$184.29	$327.64	$374.70
Income (loss) from investment operations:
Net investment income (loss)[c]	(.21)	(1.02)	(1.74)	(2.58)	(4.20)	(1.68)
Net gain (loss) on investments (realized and unrealized)	(11.05)	(32.89)	(21.42)	(65.69)	(139.15)	(45.38)
Total from investment operations	(11.26)	(33.91)	(23.16)	(68.27)	(143.35)	(47.06)
Net asset value, end of period	$47.69	$58.95	$92.86	$116.02	$184.29	$327.64

Total Return[d]	(19.10%)	(36.53%)	(19.96%)	(37.02%)	(43.75%)	(12.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,207	$20,270	$42,995	$20,371	$25,617	$48,728
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(1.32%)	(1.68%)	(1.78%)	(1.75%)	(1.73%)
Total expenses	1.81%	1.83%	1.80%	1.83%	1.78%	1.81%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Reverse Share Split — Per share amounts for periods presented through March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.
[g]	Reverse Share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 31, 2016 — See Note 12.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Boeing Co.	6.4%
Goldman Sachs Group, Inc.	5.9%
3M Co.	5.3%
UnitedHealth Group, Inc.	4.9%
Home Depot, Inc.	4.1%
McDonald's Corp.	3.9%
Apple, Inc.	3.9%
International Business Machines Corp.	3.6%
Johnson & Johnson	3.3%
Caterpillar, Inc.	3.1%
Top Ten Total	44.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended September 30, 2017

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	18.09%	51.48%	23.60%	8.15%
A-Class Shares with sales charge‡	12.47%	44.28%	22.40%	7.63%
C-Class Shares	17.65%	50.38%	22.70%	7.34%
C-Class Shares with CDSC§	16.65%	49.38%	22.70%	7.34%
H-Class Shares	18.08%	51.50%	23.60%	8.11%
Dow Jones Industrial Average Index	9.76%	25.45%	13.57%	7.72%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 81.6%

Industrial - 18.3%
Boeing Co.	9,613	$2,443,721
3M Co.	9,613	2,017,769
Caterpillar, Inc.	9,613	1,198,837
United Technologies Corp.	9,613	1,115,877
General Electric Co.	9,613	232,442
Total Industrial		7,008,646

Financial - 16.3%
Goldman Sachs Group, Inc.	9,613	2,280,107
Travelers Companies, Inc.	9,613	1,177,785
Visa, Inc. — Class A	9,613	1,011,672
JPMorgan Chase & Co.	9,613	918,138
American Express Co.	9,613	869,592
Total Financial		6,257,294

Consumer, Non-cyclical - 14.1%
UnitedHealth Group, Inc.	9,613	1,882,706
Johnson & Johnson	9,613	1,249,787
Procter & Gamble Co.	9,613	874,591
Merck & Company, Inc.	9,613	615,520
Coca-Cola Co.	9,613	432,681
Pfizer, Inc.	9,613	343,184
Total Consumer, Non-cyclical		5,398,469

Consumer, Cyclical - 11.3%
Home Depot, Inc.	9,613	1,572,302
McDonald’s Corp.	9,613	1,506,165
Wal-Mart Stores, Inc.	9,613	751,160
NIKE, Inc. — Class B	9,613	498,434
Total Consumer, Cyclical		4,328,061

Technology - 10.3%
Apple, Inc.	9,613	1,481,556
International Business Machines Corp.	9,613	1,394,654
Microsoft Corp.	9,613	716,072
Intel Corp.	9,613	366,063
Total Technology		3,958,345

Energy - 5.0%
Chevron Corp.	9,613	1,129,527
Exxon Mobil Corp.	9,613	788,074
Total Energy		1,917,601

Communications - 4.6%
Walt Disney Co.	9,613	947,553
Verizon Communications, Inc.	9,613	475,748
Cisco Systems, Inc.	9,613	323,285
Total Communications		1,746,586

Basic Materials - 1.7%
DowDuPont, Inc.	9,613	665,508

Total Common Stocks
(Cost $27,760,293)		31,280,510

	Face Amount

REPURCHASE AGREEMENTS††,1 - 15.6%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[2]	$3,001,875	3,001,875
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[2]	1,500,937	1,500,937
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	1,246,443	1,246,443
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17[2]	253,343	253,343
Total Repurchase Agreements
(Cost $6,002,598)		6,002,598

Total Investments - 97.2%
(Cost $33,762,891)		$37,283,108
Other Assets & Liabilities, net - 2.8%		1,086,936
Total Net Assets - 100.0%		$38,370,044

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2017
DOW 2x STRATEGY FUND

Futures Contracts
Description	Contracts	Expiration Date	Notional Amount	Unrealized Gain
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	21	Dec 2017	$2,346,015	$9,864

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	1.74%	At Maturity	10/30/17	956	$21,421,422	$56,276
Barclays Bank plc	Dow Jones Industrial Average Index	1.70%	At Maturity	10/31/17	967	21,658,699	19,791
						$43,080,121	$76,067

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,280,510	$—	$—	$—	$—	$31,280,510
Equity Futures Contracts	—	9,864	—	—	—	9,864
Equity Index Swap Agreements	—	—	—	76,067	—	76,067
Repurchase Agreements	—	—	6,002,598	—	—	6,002,598
Total Assets	$31,280,510	$9,864	$6,002,598	$76,067	$—	$37,369,039

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

Assets:
Investments, at value (cost $27,760,293)	$31,280,510
Repurchase agreements, at value (cost $6,002,598)	6,002,598
Segregated cash with broker	1,950,651
Unrealized appreciation on swap agreements	76,067
Receivables:
Fund shares sold	182,145
Dividends	12,169
Variation margin	2,780
Interest	335
Securities lending income	92
Total assets	39,507,347

Liabilities:
Overdraft due to custodian bank	3
Payable for:
Fund shares redeemed	1,065,783
Management fees	28,603
Distribution and service fees	9,718
Transfer agent and administrative fees	7,946
Portfolio accounting fees	4,767
Swap settlement	799
Miscellaneous	19,684
Total liabilities	1,137,303
Commitments and contingent liabilities (Note 11)	—
Net assets	$38,370,044

Net assets consist of:
Paid in capital	$29,151,951
Undistributed net investment income	38,875
Accumulated net realized gain on investments	5,573,070
Net unrealized appreciation on investments	3,606,148
Net assets	$38,370,044

A-Class:
Net assets	$9,972,138
Capital shares outstanding	130,538
Net asset value per share	$76.39
Maximum offering price per share (Net asset value divided by 95.25%)	$80.20

C-Class:
Net assets	$2,602,625
Capital shares outstanding	37,984
Net asset value per share	$68.52

H-Class:
Net assets	$25,795,281
Capital shares outstanding	338,672
Net asset value per share	$76.17

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2017

Investment Income:
Dividends	$363,862
Interest	24,079
Income from securities lending, net	149
Total investment income	388,090

Expenses:
Management fees	166,793
Distribution and service fees:
A-Class	12,731
C-Class	14,711
H-Class	29,925
Transfer agent and administrative fees	46,332
Portfolio accounting fees	27,800
Registration fees	27,223
Custodian fees	2,570
Trustees’ fees*	1,421
Line of credit fees	18
Miscellaneous	19,691
Total expenses	349,215
Net investment income	38,875

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,662,319
Swap agreements	3,443,413
Futures contracts	188,135
Net realized gain	5,293,867
Net change in unrealized appreciation (depreciation) on:
Investments	651,056
Swap agreements	77,978
Futures contracts	(17,570)
Net change in unrealized appreciation (depreciation)	711,464
Net realized and unrealized gain	6,005,331
Net increase in net assets resulting from operations	$6,044,206

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$38,875	$(16,892)
Net realized gain on investments	5,293,867	8,024,912
Net change in unrealized appreciation (depreciation) on investments	711,464	1,392,292
Net increase in net assets resulting from operations	6,044,206	9,400,312

Distributions to shareholders from:
Net realized gains
A-Class	—	(53,931)
C-Class	—	(21,052)
H-Class	—	(104,077)
Total distributions to shareholders	—	(179,060)

Capital share transactions:
Proceeds from sale of shares
A-Class	9,733,479	10,591,822
C-Class	20,165,290	24,149,674
H-Class	126,456,951	336,179,168
Distributions reinvested
A-Class	—	53,415
C-Class	—	20,282
H-Class	—	86,972
Cost of shares redeemed
A-Class	(10,102,750)	(12,756,186)
C-Class	(20,625,700)	(25,903,799)
H-Class	(127,635,729)	(340,436,298)
Net decrease from capital share transactions	(2,008,459)	(8,014,950)
Net increase in net assets	4,035,747	1,206,302

Net assets:
Beginning of period	34,334,297	33,127,995
End of period	$38,370,044	$34,334,297
Undistributed net investment income at end of period	$38,875	$—

Capital share activity:
Shares sold
A-Class	143,309	198,066
C-Class	316,625	487,129
H-Class	1,834,516	6,321,388
Shares issued from reinvestment of distributions
A-Class	—	953
C-Class	—	401
H-Class	—	1,557
Shares redeemed
A-Class	(147,024)	(240,944)
C-Class	(323,169)	(524,111)
H-Class	(1,853,258)	(6,421,982)
Net decrease in shares	(29,001)	(177,543)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,e]
Per Share Data
Net asset value, beginning of period	$64.70	$47.00	$50.69	$43.26	$33.64	$27.14
Income (loss) from investment operations:
Net investment income (loss)[c]	.12	.02	(.21)	(.32)	(.29)	(.06)
Net gain (loss) on investments (realized and unrealized)	11.57	18.03	(.43)	7.75	9.91	6.56
Total from investment operations	11.69	18.05	(.64)	7.43	9.62	6.50
Less distributions from:
Net realized gains	—	(.35)	(3.05)	—	—	—
Total distributions	—	(.35)	(3.05)	—	—	—
Net asset value, end of period	$76.39	$64.70	$47.00	$50.69	$43.26	$33.64

Total Return[d]	18.09%	38.49%	(1.21%)	17.18%	28.60%	23.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,972	$8,686	$8,280	$11,921	$6,566	$4,755
Ratios to average net assets:
Net investment income (loss)	0.33%	0.04%	(0.45%)	(0.68%)	(0.75%)	(0.77%)
Total expenses	1.83%	1.86%	1.82%	1.81%	1.76%	1.77%
Portfolio turnover rate	67%	350%	1,023%	1,236%	3,338%	979%

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,e]
Per Share Data
Net asset value, beginning of period	$58.24	$42.64	$46.62	$40.08	$31.39	$25.37
Income (loss) from investment operations:
Net investment income (loss)[c]	(.17)	(.32)	(.51)	(.60)	(.52)	(.11)
Net gain (loss) on investments (realized and unrealized)	10.45	16.27	(.42)	7.14	9.21	6.13
Total from investment operations	10.28	15.95	(.93)	6.54	8.69	6.02
Less distributions from:
Net realized gains	—	(.35)	(3.05)	—	—	—
Total distributions	—	(.35)	(3.05)	—	—	—
Net asset value, end of period	$68.52	$58.24	$42.64	$46.62	$40.08	$31.39

Total Return[d]	17.65%	37.49%	(1.96%)	16.32%	27.68%	23.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,603	$2,593	$3,459	$5,463	$4,217	$3,623
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.68%)	(1.18%)	(1.38%)	(1.44%)	(1.57%)
Total expenses	2.55%	2.60%	2.56%	2.57%	2.50%	2.53%
Portfolio turnover rate	67%	350%	1,023%	1,236%	3,338%	979%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,e]
Per Share Data
Net asset value, beginning of period	$64.50	$46.86	$50.54	$43.16	$33.53	$27.05
Income (loss) from investment operations:
Net investment income (loss)[c]	.09	—	(.18)	(.26)	(.28)	(.06)
Net gain (loss) on investments (realized and unrealized)	11.58	17.99	(.45)	7.64	9.91	6.54
Total from investment operations	11.67	17.99	(.63)	7.38	9.63	6.48
Less distributions from:
Net realized gains	—	(.35)	(3.05)	—	—	—
Total distributions	—	(.35)	(3.05)	—	—	—
Net asset value, end of period	$76.17	$64.50	$46.86	$50.54	$43.16	$33.53

Total Return[d]	18.08%	38.50%	(1.20%)	17.10%	28.72%	23.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,795	$23,055	$21,389	$22,411	$28,254	$47,483
Ratios to average net assets:
Net investment income (loss)	0.25%	—	(0.40%)	(0.54%)	(0.73%)	(0.85%)
Total expenses	1.83%	1.86%	1.82%	1.82%	1.77%	1.79%
Portfolio turnover rate	67%	350%	1,023%	1,236%	3,338%	979%

[a]	Unaudited figures for the period ended September 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	The Fund changed its fiscal year end from December to March in 2013.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*
Periods Ended September 30, 2017

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	(17.00%)	(37.10%)	(26.51%)	(22.78%)
A-Class Shares with sales charge‡	(20.93%)	(40.10%)	(27.23%)	(23.16%)
C-Class Shares	(17.29%)	(37.53%)	(27.09%)	(23.38%)
C-Class Shares with CDSC§	(18.12%)	(38.15%)	(27.09%)	(23.38%)
H-Class Shares	(16.99%)	(37.07%)	(26.42%)	(22.76%)
Dow Jones Industrial Average Index	9.76%	25.45%	13.57%	7.72%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 33.8%
Freddie Mac[1]
1.00% due 01/27/20[2]	$1,525,000	$1,522,471
Federal Home Loan Bank[3]
1.19% due 09/13/22[2]	1,500,000	1,499,418
Total Federal Agency Notes
(Cost $3,023,041)		3,021,889

U.S. TREASURY BILLS†† - 5.6%
U.S. Treasury Bill
1.01% due 12/28/17[4,5,6]	500,000	498,734
Total U.S. Treasury Bills
(Cost $498,720)		498,734

REPURCHASE AGREEMENTS††,7 - 59.6%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[4]	2,668,906	2,668,906
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[4]	1,334,453	1,334,453
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	1,145,459	1,145,459
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17[4]	187,970	187,970
Total Repurchase Agreements
(Cost $5,336,788)		5,336,788

Total Investments - 99.0%
(Cost $8,858,549)		$8,857,411
Other Assets & Liabilities, net - 1.0%		90,685
Total Net Assets - 100.0%		$8,948,096

Futures Contracts
Description	Contracts	Expiration Date	Notional Amount	Unrealized Loss
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	24	Dec 2017	$2,681,160	$(3,222)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(1.45%)	At Maturity	10/31/17	60	$1,347,327	$(1,703)
BNP Paribas	Dow Jones Industrial Average Index	(1.24%)	At Maturity	10/30/17	618	13,853,058	(37,510)
						$15,200,385	$(39,213)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Zero coupon rate security.
[7]	Repurchase Agreements — See Note 6.
plc — Public Limited Company

See Sector Classification in Other Information section.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2017
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$—	$3,021,889	$—	$—	$3,021,889
Repurchase Agreements	—	—	5,336,788	—	—	5,336,788
U.S. Treasury Bills	—	—	498,734	—	—	498,734
Total Assets	$—	$—	$8,857,411	$—	$—	$8,857,411

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$3,222	$—	$—	$—	$3,222
Equity Index Swap Agreements	—	—	—	39,213	—	39,213
Total Liabilities	$—	$3,222	$—	$39,213	$—	$42,435

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

Assets:
Investments, at value (cost $3,521,761)	$3,520,623
Repurchase agreements, at value (cost $5,336,788)	5,336,788
Segregated cash with broker	80,514
Receivables:
Fund shares sold	370,787
Interest	3,909
Total assets	9,312,621

Liabilities:
Unrealized depreciation on swap agreements	39,213
Payable for:
Fund shares redeemed	299,635
Management fees	7,734
Variation margin	2,760
Distribution and service fees	2,406
Transfer agent and administrative fees	2,148
Swap settlement	1,721
Portfolio accounting fees	1,289
Miscellaneous	7,619
Total liabilities	364,525
Commitments and contingent liabilities (Note 11)	—
Net assets	$8,948,096

Net assets consist of:
Paid in capital	$64,589,943
Accumulated net investment loss	(97,503)
Accumulated net realized loss on investments	(55,500,771)
Net unrealized depreciation on investments	(43,573)
Net assets	$8,948,096

A-Class:
Net assets	$1,140,750
Capital shares outstanding	77,623
Net asset value per share	$14.70
Maximum offering price per share (Net asset value divided by 95.25%)	$15.43

C-Class:
Net assets	$814,655
Capital shares outstanding	61,717
Net asset value per share	$13.20

H-Class:
Net assets	$6,992,691
Capital shares outstanding	474,071
Net asset value per share	$14.75

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2017

Investment Income:
Interest	$42,253
Total investment income	42,253

Expenses:
Management fees	43,565
Distribution and service fees:	—
A-Class	1,519
C-Class	2,522
H-Class	9,954
Transfer agent and administrative fees	12,102
Registration fees	7,453
Portfolio accounting fees	7,262
Custodian fees	671
Trustees’ fees*	415
Miscellaneous	4,724
Total expenses	90,187
Net investment loss	(47,934)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,494
Swap agreements	(1,567,364)
Futures contracts	(66,153)
Net realized loss	(1,621,023)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,289)
Swap agreements	(58,446)
Futures contracts	(3,222)
Net change in unrealized appreciation (depreciation)	(66,957)
Net realized and unrealized loss	(1,687,980)
Net decrease in net assets resulting from operations	$(1,735,914)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(47,934)	$(185,591)
Net realized loss on investments	(1,621,023)	(4,667,078)
Net change in unrealized appreciation (depreciation) on investments	(66,957)	146,928
Net decrease in net assets resulting from operations	(1,735,914)	(4,705,741)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,416,871	24,890,872
C-Class	15,197,598	29,318,557
H-Class	74,293,795	229,784,905
Cost of shares redeemed
A-Class	(3,172,254)	(24,927,526)
C-Class	(14,664,230)	(29,411,417)
H-Class	(74,332,880)	(226,700,406)
Net increase from capital share transactions	738,900	2,954,985
Net decrease in net assets	(997,014)	(1,750,756)

Net assets:
Beginning of period	9,945,110	11,695,866
End of period	$8,948,096	$9,945,110
Accumulated net investment loss at end of period	$(97,503)	$(49,569)

Capital share activity:
Shares sold
A-Class	211,914	1,165,155
C-Class	1,032,736	1,495,741
H-Class	4,599,306	10,233,230
Shares redeemed
A-Class	(196,984)	(1,187,508)
C-Class	(995,622)	(1,503,183)
H-Class	(4,600,386)	(10,087,171)
Net increase in shares	50,964	116,264

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]
Per Share Data
Net asset value, beginning of period	$17.71	$26.34	$30.36	$39.35	$55.42	$69.97
Income (loss) from investment operations:
Net investment income (loss)[c]	(.08)	(.33)	(.51)	(.61)	(.81)	(.28)
Net gain (loss) on investments (realized and unrealized)	(2.93)	(8.30)	(3.51)	(8.38)	(15.26)	(14.27)
Total from investment operations	(3.01)	(8.63)	(4.02)	(8.99)	(16.07)	(14.55)
Net asset value, end of period	$14.70	$17.71	$26.34	$30.36	$39.35	$55.42

Total Return[d]	(17.00%)	(32.76%)	(13.24%)	(22.85%)	(29.02%)	(20.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,141	$1,110	$2,240	$1,346	$819	$588
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(1.47%)	(1.72%)	(1.81%)	(1.73%)	(1.69%)
Total expenses	1.82%	1.85%	1.82%	1.82%	1.75%	1.76%
Portfolio turnover rate	—	—	—	—	—	—

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]
Per Share Data
Net asset value, beginning of period	$15.97	$23.90	$27.74	$36.24	$51.52	$65.19
Income (loss) from investment operations:
Net investment income (loss)[c]	(.12)	(.45)	(.68)	(.79)	(1.07)	(.35)
Net gain (loss) on investments (realized and unrealized)	(2.65)	(7.48)	(3.16)	(7.71)	(14.21)	(13.32)
Total from investment operations	(2.77)	(7.93)	(3.84)	(8.50)	(15.28)	(13.67)
Net asset value, end of period	$13.20	$15.97	$23.90	$27.74	$36.24	$51.52

Total Return[d]	(17.29%)	(33.22%)	(13.84%)	(23.45%)	(29.66%)	(20.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$815	$393	$766	$795	$803	$913
Ratios to average net assets:
Net investment income (loss)	(1.71%)	(2.22%)	(2.46%)	(2.58%)	(2.45%)	(2.49%)
Total expenses	2.57%	2.62%	2.53%	2.60%	2.47%	2.57%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]
Per Share Data
Net asset value, beginning of period	$17.77	$26.41	$30.44	$39.46	$55.39	$69.76
Income (loss) from investment operations:
Net investment income (loss)[c]	(.08)	(.33)	(.51)	(.63)	(.81)	(.28)
Net gain (loss) on investments (realized and unrealized)	(2.94)	(8.31)	(3.52)	(8.39)	(15.12)	(14.09)
Total from investment operations	(3.02)	(8.64)	(4.03)	(9.02)	(15.93)	(14.37)
Net asset value, end of period	$14.75	$17.77	$26.41	$30.44	$39.46	$55.39

Total Return[d]	(16.99%)	(32.71%)	(13.24%)	(22.86%)	(28.73%)	(20.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,993	$8,442	$8,690	$7,363	$6,480	$8,507
Ratios to average net assets:
Net investment income (loss)	(0.95%)	(1.46%)	(1.72%)	(1.82%)	(1.75%)	(1.71%)
Total expenses	1.83%	1.85%	1.82%	1.84%	1.77%	1.79%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Reverse Share Split — Per share amounts for periods presented through March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Kite Pharma, Inc.	0.1%
Bluebird Bio, Inc.	0.1%
Exact Sciences Corp.	0.1%
Knight-Swift Transportation Holdings, Inc.	0.1%
MKS Instruments, Inc.	0.1%
Catalent, Inc.	0.1%
Aspen Technology, Inc.	0.1%
MGIC Investment Corp.	0.1%
Curtiss-Wright Corp.	0.1%
Starwood Waypoint Homes	0.1%
Top Ten Total	1.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended September 30, 2017

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	14.61%	38.83%	23.16%	5.86%
A-Class Shares with sales charge‡	9.17%	32.23%	21.97%	5.35%
C-Class Shares	14.17%	37.77%	22.26%	5.09%
C-Class Shares with CDSC§	13.17%	36.77%	22.26%	5.09%
H-Class Shares	14.60%	38.79%	23.14%	5.84%
Russell 2000 Index	8.27%	20.74%	17.08%	9.90%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 16.8%

Financial - 4.3%
MGIC Investment Corp.*	1,276	$15,987
Starwood Waypoint Homes REIT	436	15,856
Gramercy Property Trust REIT	522	15,790
Wintrust Financial Corp.	191	14,956
Umpqua Holdings Corp.	764	14,905
Texas Capital Bancshares, Inc.*	172	14,757
IBERIABANK Corp.	174	14,294
Hancock Holding Co.	291	14,099
Radian Group, Inc.	747	13,960
Home BancShares, Inc.	543	13,687
Healthcare Realty Trust, Inc. REIT	418	13,517
Cousins Properties, Inc. REIT	1,441	13,458
CNO Financial Group, Inc.	575	13,420
RLJ Lodging Trust REIT	585	12,864
United Bankshares, Inc.	345	12,817
Primerica, Inc.	157	12,802
Chemical Financial Corp.	244	12,751
MB Financial, Inc.	279	12,561
Stifel Financial Corp.	230	12,295
Sunstone Hotel Investors, Inc. REIT	761	12,229
Investors Bancorp, Inc.	894	12,194
First Industrial Realty Trust, Inc. REIT	401	12,066
Sabra Health Care REIT, Inc. REIT	548	12,023
UMB Financial Corp.	156	11,620
LaSalle Hotel Properties REIT	392	11,376
GEO Group, Inc. REIT	422	11,352
Essent Group Ltd.*	277	11,219
Sterling Bancorp	454	11,191
Fulton Financial Corp.	591	11,081
Valley National Bancorp	890	10,725
Evercore, Inc. — Class A	133	10,672
Selective Insurance Group, Inc.	198	10,662
Physicians Realty Trust REIT	601	10,656
National Health Investors, Inc. REIT	137	10,589
Cathay General Bancorp	260	10,452
Washington Federal, Inc.	308	10,364
EastGroup Properties, Inc. REIT	114	10,046
Glacier Bancorp, Inc.	265	10,006
First Financial Bankshares, Inc.	219	9,899
First Citizens BancShares, Inc. — Class A	26	9,721
Ellie Mae, Inc.*	117	9,608
BancorpSouth, Inc.	297	9,519
Ryman Hospitality Properties, Inc. REIT	152	9,498
Community Bank System, Inc.	169	9,337
Education Realty Trust, Inc. REIT	253	9,090
PS Business Parks, Inc. REIT	68	9,078
South State Corp.	100	9,005
Washington Real Estate Investment Trust REIT	266	8,714
Enstar Group Ltd.*	39	8,672
American Equity Investment Life Holding Co.	298	8,666
CVB Financial Corp.	357	8,629
Pebblebrook Hotel Trust REIT	237	8,565
QTS Realty Trust, Inc. — Class A REIT	162	8,482
Old National Bancorp	463	8,473
Columbia Banking System, Inc.	201	8,464
STAG Industrial, Inc. REIT	308	8,461
Great Western Bancorp, Inc.	204	8,421
Acadia Realty Trust REIT	290	8,300
Blackhawk Network Holdings, Inc.*	189	8,277
WageWorks, Inc.*	136	8,255
First Midwest Bancorp, Inc.	352	8,244
Urban Edge Properties REIT	337	8,128
Hope Bancorp, Inc.	447	7,916
Xenia Hotels & Resorts, Inc. REIT	371	7,810
Trustmark Corp.	233	7,717
Lexington Realty Trust REIT	747	7,634
RLI Corp.	133	7,629
International Bancshares Corp.	189	7,579
DiamondRock Hospitality Co. REIT	689	7,545
Alexander & Baldwin, Inc.	161	7,460
Mack-Cali Realty Corp. REIT	312	7,398
Eagle Bancorp, Inc.*	109	7,308
Kemper Corp.	137	7,261
Retail Opportunity Investments Corp. REIT	373	7,091
Potlatch Corp. REIT	139	7,089
Financial Engines, Inc.	202	7,020
Banner Corp.	114	6,986
United Community Banks, Inc.	244	6,964
Astoria Financial Corp.	321	6,902
Rexford Industrial Realty, Inc. REIT	240	6,869
Independent Bank Corp.	92	6,868
Bank of NT Butterfield & Son Ltd.	185	6,778
Hilltop Holdings, Inc.	258	6,708
LendingClub Corp.*	1,096	6,675
Genworth Financial, Inc. — Class A*	1,733	6,672
Invesco Mortgage Capital, Inc. REIT	388	6,646
Apollo Commercial Real Estate Finance, Inc. REIT	361	6,538
TowneBank	195	6,533
Capitol Federal Financial, Inc.	443	6,512
LegacyTexas Financial Group, Inc.	163	6,507
Renasant Corp.	149	6,392
LTC Properties, Inc. REIT	136	6,389
ServisFirst Bancshares, Inc.	159	6,177
Argo Group International Holdings Ltd.	100	6,150
Terreno Realty Corp. REIT	169	6,114
First Merchants Corp.	141	6,053
Government Properties Income Trust REIT	322	6,044
Simmons First National Corp. — Class A	104	6,022
Ameris Bancorp	125	6,000
WesBanco, Inc.	145	5,948
BofI Holding, Inc.*,1	207	5,893
FCB Financial Holdings, Inc. — Class A*	121	5,844
Kite Realty Group Trust REIT	285	5,771
Provident Financial Services, Inc.	213	5,681
Summit Hotel Properties, Inc. REIT	353	5,644
Northwest Bancshares, Inc.	326	5,630
Waddell & Reed Financial, Inc. — Class A	280	5,620

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Horace Mann Educators Corp.	141	$5,548
First Financial Bancorp	212	5,544
American Assets Trust, Inc. REIT	139	5,528
Chesapeake Lodging Trust REIT	204	5,502
NBT Bancorp, Inc.	147	5,398
Washington Prime Group, Inc. REIT	643	5,356
Kennedy-Wilson Holdings, Inc.	287	5,324
Berkshire Hills Bancorp, Inc.	136	5,270
Union Bankshares Corp.	149	5,260
Westamerica Bancorporation	88	5,240
Four Corners Property Trust, Inc. REIT	209	5,208
Select Income REIT	218	5,106
Pacific Premier Bancorp, Inc.*	135	5,096
WSFS Financial Corp.	104	5,070
Global Net Lease, Inc. REIT	231	5,057
Quality Care Properties, Inc. REIT*	326	5,053
HFF, Inc. — Class A	127	5,024
Walker & Dunlop, Inc.*	96	5,024
Artisan Partners Asset Management, Inc. — Class A	154	5,020
Employers Holdings, Inc.	110	5,000
CenterState Bank Corp.	186	4,985
Park National Corp.	46	4,968
CBL & Associates Properties, Inc. REIT[1]	581	4,875
Boston Private Financial Holdings, Inc.	287	4,750
CareTrust REIT, Inc. REIT	248	4,722
First Commonwealth Financial Corp.	334	4,719
S&T Bancorp, Inc.	118	4,670
Moelis & Co. — Class A	106	4,563
PRA Group, Inc.*	158	4,527
CYS Investments, Inc. REIT	522	4,510
Kearny Financial Corp.	293	4,498
Agree Realty Corp. REIT	88	4,319
Tompkins Financial Corp.	50	4,307
Redwood Trust, Inc. REIT	264	4,301
Heartland Financial USA, Inc.	85	4,199
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	170	4,143
Navigators Group, Inc.	71	4,143
Third Point Reinsurance Ltd.*	265	4,134
First Busey Corp.	131	4,108
Capital Bank Financial Corp. — Class A	100	4,105
WisdomTree Investments, Inc.[1]	398	4,052
Lakeland Financial Corp.	83	4,044
Brookline Bancorp, Inc.	259	4,015
Seritage Growth Properties REIT[1]	87	4,008
Beneficial Bancorp, Inc.	239	3,967
AmTrust Financial Services, Inc.	294	3,957
PennyMac Mortgage Investment Trust REIT	227	3,948
RE/MAX Holdings, Inc. — Class A	61	3,877
Monmouth Real Estate Investment Corp. REIT	239	3,869
AMERISAFE, Inc.	66	3,841
OM Asset Management plc	257	3,834
Franklin Street Properties Corp. REIT	360	3,823
Safety Insurance Group, Inc.	50	3,815
ARMOUR Residential REIT, Inc. REIT	140	3,766
MBIA, Inc.*	432	3,758
City Holding Co.	52	3,739
FNFV Group*	217	3,722
National Storage Affiliates Trust REIT	153	3,709
State Bank Financial Corp.	129	3,696
Independent Bank Group, Inc.	61	3,678
Encore Capital Group, Inc.*	83	3,677
Aircastle Ltd.	164	3,656
Ramco-Gershenson Properties Trust REIT	271	3,526
Infinity Property & Casualty Corp.	37	3,485
Nelnet, Inc. — Class A	69	3,485
Southside Bancshares, Inc.	95	3,454
United Fire Group, Inc.	74	3,391
Hanmi Financial Corp.	109	3,374
First Interstate BancSystem, Inc. — Class A	88	3,366
Parkway, Inc. REIT	146	3,362
Sandy Spring Bancorp, Inc.	81	3,357
First BanCorp*	655	3,354
Ladder Capital Corp. — Class A REIT	243	3,349
Universal Health Realty Income Trust REIT	44	3,322
Central Pacific Financial Corp.	103	3,315
Enterprise Financial Services Corp.	78	3,303
Seacoast Banking Corporation of Florida*	138	3,297
BancFirst Corp.	58	3,292
InfraREIT, Inc. REIT	146	3,266
National General Holdings Corp.	169	3,230
James River Group Holdings Ltd.	77	3,194
United Financial Bancorp, Inc.	174	3,182
Capstead Mortgage Corp. REIT	329	3,175
Tier REIT, Inc. REIT	164	3,165
Customers Bancorp, Inc.*	97	3,164
Lakeland Bancorp, Inc.	155	3,162
St. Joe Co.*	166	3,129
Banc of California, Inc.	150	3,113
Meridian Bancorp, Inc.	165	3,077
National Bank Holdings Corp. — Class A	86	3,069
MTGE Investment Corp. REIT	158	3,065
MainSource Financial Group, Inc.	85	3,048
Houlihan Lokey, Inc.	77	3,013
OceanFirst Financial Corp.	109	2,996
Heritage Financial Corp.	101	2,980
Washington Trust Bancorp, Inc.	52	2,977
Alexander’s, Inc. REIT	7	2,969
Piper Jaffray Cos.	50	2,968
Cohen & Steers, Inc.	74	2,922
First BanCorp Puerto Rico[1]	84	2,890
Flushing Financial Corp.	96	2,853
TriCo Bancshares	70	2,853
Stock Yards Bancorp, Inc.	75	2,850
Univest Corporation of Pennsylvania	89	2,848
1st Source Corp.	56	2,845
iStar, Inc. REIT*	240	2,832
TrustCo Bank Corp. NY	318	2,830
National Western Life Group, Inc. — Class A	8	2,792

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

German American Bancorp, Inc.	73	$2,776
Chatham Lodging Trust REIT	130	2,772
Stewart Information Services Corp.	73	2,756
Preferred Bank/Los Angeles CA	45	2,716
Ambac Financial Group, Inc.*	156	2,693
Getty Realty Corp. REIT	94	2,689
Virtus Investment Partners, Inc.	23	2,669
Easterly Government Properties, Inc. REIT	128	2,646
Flagstar Bancorp, Inc.*	73	2,590
New Senior Investment Group, Inc. REIT	283	2,589
CoBiz Financial, Inc.	131	2,573
Northfield Bancorp, Inc.	148	2,568
Investors Real Estate Trust REIT	420	2,566
ConnectOne Bancorp, Inc.	104	2,558
Bryn Mawr Bank Corp.	58	2,540
PHH Corp.*	182	2,535
FBL Financial Group, Inc. — Class A	34	2,533
Universal Insurance Holdings, Inc.	109	2,507
Investment Technology Group, Inc.	113	2,502
Hersha Hospitality Trust REIT	134	2,502
Pennsylvania Real Estate Investment Trust REIT	236	2,476
First of Long Island Corp.	81	2,466
Community Trust Bancorp, Inc.	53	2,465
Independence Realty Trust, Inc. REIT	239	2,431
Meta Financial Group, Inc.	31	2,430
NMI Holdings, Inc. — Class A*	196	2,430
Cass Information Systems, Inc.	38	2,411
NorthStar Realty Europe Corp. REIT	188	2,408
PJT Partners, Inc. — Class A	62	2,375
New York Mortgage Trust, Inc. REIT	384	2,362
Saul Centers, Inc. REIT	38	2,353
Dime Community Bancshares, Inc.	109	2,344
Diamond Hill Investment Group, Inc.	11	2,336
Camden National Corp.	53	2,313
Forestar Group, Inc.*	145	2,300
Oritani Financial Corp.	136	2,285
HomeStreet, Inc.*	84	2,268
Guaranty Bancorp	81	2,252
Greenlight Capital Re Ltd. — Class A*	104	2,252
First Potomac Realty Trust REIT	200	2,228
Urstadt Biddle Properties, Inc. — Class A REIT	102	2,213
Park Sterling Corp.	178	2,211
CU Bancorp*	57	2,210
Bridge Bancorp, Inc.	65	2,207
Federal Agricultural Mortgage Corp. — Class C	30	2,182
Kinsale Capital Group, Inc.	50	2,159
State National Companies, Inc.	102	2,141
Horizon Bancorp	73	2,129
Armada Hoffler Properties, Inc. REIT	154	2,127
Great Southern Bancorp, Inc.	37	2,059
Trupanion, Inc.*	77	2,034
Pacific Continental Corp.	75	2,021
International. FCStone, Inc.*	52	1,993
Preferred Apartment Communities, Inc. — Class A REIT	105	1,982
Anworth Mortgage Asset Corp. REIT	327	1,965
Maiden Holdings Ltd.	247	1,964
Peapack Gladstone Financial Corp.	58	1,957
Mercantile Bank Corp.	56	1,954
Gladstone Commercial Corp. REIT	86	1,915
Peoples Bancorp, Inc.	57	1,915
QCR Holdings, Inc.	42	1,911
Altisource Residential Corp. REIT	171	1,900
Westwood Holdings Group, Inc.	28	1,884
Nationstar Mortgage Holdings, Inc.*	101	1,876
AG Mortgage Investment Trust, Inc. REIT	95	1,828
Carolina Financial Corp.	50	1,794
First Defiance Financial Corp.	34	1,785
Nicolet Bankshares, Inc.*	31	1,783
Heritage Commerce Corp.	125	1,779
Fidelity Southern Corp.	75	1,773
Ashford Hospitality Trust, Inc. REIT	265	1,768
TriState Capital Holdings, Inc.*	77	1,763
First Foundation, Inc.*	97	1,735
Green Bancorp, Inc.*	73	1,726
Waterstone Financial, Inc.	88	1,716
First Financial Corp.	36	1,714
Triumph Bancorp, Inc.*	53	1,709
Opus Bank*	71	1,704
Southwest Bancorp, Inc.	61	1,681
Midland States Bancorp, Inc.	53	1,679
CatchMark Timber Trust, Inc. — Class A REIT	133	1,677
FB Financial Corp.*	44	1,660
First Community Bancshares, Inc.	57	1,659
World Acceptance Corp.*,1	20	1,658
Whitestone REIT — Class B	127	1,657
Bar Harbor Bankshares	52	1,631
United Community Financial Corp.	169	1,622
Cedar Realty Trust, Inc. REIT	285	1,602
Live Oak Bancshares, Inc.	68	1,595
Community Healthcare Trust, Inc. REIT	59	1,591
Independent Bank Corp.	70	1,586
Cowen, Inc. — Class A*	89	1,584
Blue Hills Bancorp, Inc.	82	1,574
Greenhill & Company, Inc.	94	1,560
Republic First Bancorp, Inc.*	168	1,554
National Commerce Corp.*	36	1,541
Enova International, Inc.*	114	1,533
People’s Utah Bancorp	47	1,525
UMH Properties, Inc. REIT	96	1,493
Marcus & Millichap, Inc.*	55	1,484
Bank Mutual Corp.	146	1,482
Western Asset Mortgage Capital Corp. REIT	141	1,476
HomeTrust Bancshares, Inc.*	57	1,462
Access National Corp.	51	1,462
Franklin Financial Network, Inc.*	41	1,462
CorEnergy Infrastructure Trust, Inc. REIT	41	1,449
State Auto Financial Corp.	55	1,443

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Bank of Marin Bancorp	21	$1,439
Allegiance Bancshares, Inc.*	39	1,435
Arrow Financial Corp.	41	1,415
City Office REIT, Inc. REIT	102	1,405
NexPoint Residential Trust, Inc. REIT	59	1,400
Bancorp, Inc.*	169	1,398
CNB Financial Corp.	51	1,393
Financial Institutions, Inc.	48	1,382
Virtu Financial, Inc. — Class A1	85	1,377
OFG Bancorp	149	1,363
Old Second Bancorp, Inc.	100	1,345
First Mid-Illinois Bancshares, Inc.	35	1,344
West Bancorporation, Inc.	55	1,342
Veritex Holdings, Inc.*	49	1,321
Equity Bancshares, Inc. — Class A*	37	1,316
First Connecticut Bancorp, Inc.	49	1,311
Farmers National Banc Corp.	87	1,309
Atlantic Capital Bancshares, Inc.*	72	1,307
eHealth, Inc.*	54	1,290
Hamilton Lane, Inc. — Class A	48	1,289
R1 RCM, Inc.*	346	1,284
Republic Bancorp, Inc. — Class A	33	1,283
MidWestOne Financial Group, Inc.	38	1,283
Ocwen Financial Corp.*	365	1,256
NewStar Financial, Inc.	106	1,244
Southern National Bancorp of Virginia, Inc.	73	1,240
RMR Group, Inc. — Class A	24	1,232
Global Indemnity Ltd.*	29	1,230
Ares Commercial Real Estate Corp. REIT	92	1,225
One Liberty Properties, Inc. REIT	50	1,218
Fidelity & Guaranty Life	39	1,211
WashingtonFirst Bankshares, Inc.	34	1,210
Enterprise Bancorp, Inc.	33	1,198
Heritage Insurance Holdings, Inc.[1]	90	1,189
Clifton Bancorp, Inc.	71	1,187
Citizens, Inc.*	161	1,183
Orchid Island Capital, Inc. REIT	115	1,172
PCSB Financial Corp.*	62	1,169
MedEquities Realty Trust, Inc. REIT	99	1,163
Dynex Capital, Inc. REIT	159	1,156
American National Bankshares, Inc.	28	1,154
Peoples Financial Services Corp.	24	1,147
Sierra Bancorp	42	1,140
Resource Capital Corp. REIT	104	1,121
Farmers & Merchants Bancorp Incorporated/Archbold OH	30	1,094
First Bancorp, Inc.	35	1,061
Farmers Capital Bank Corp.	25	1,051
FRP Holdings, Inc.*	23	1,041
Western New England Bancorp, Inc.	95	1,036
National Bankshares, Inc.	23	1,034
HCI Group, Inc.	27	1,033
Arlington Asset Investment Corp. — Class A	80	1,018
Altisource Portfolio Solutions S.A.*,1	39	1,009
Ladenburg Thalmann Financial Services, Inc.	350	1,008
Citizens & Northern Corp.	41	1,007
Farmland Partners, Inc. REIT	110	994
PennyMac Financial Services, Inc. — Class A*	55	979
United Insurance Holdings Corp.	59	962
Summit Financial Group, Inc.	37	949
Safeguard Scientifics, Inc.*	70	934
Redfin Corp.*	37	928
Macatawa Bank Corp.	90	923
Sun Bancorp, Inc.	37	919
Capital City Bank Group, Inc.	38	912
Sutherland Asset Management Corp. REIT	58	911
Ames National Corp.	30	896
Investors Title Co.	5	895
First Bancshares, Inc.	29	874
Bluerock Residential Growth REIT, Inc. REIT	79	874
BSB Bancorp, Inc.*	29	869
Ashford Hospitality Prime, Inc. REIT	91	865
Marlin Business Services Corp.	30	863
Codorus Valley Bancorp, Inc.	28	860
Territorial Bancorp, Inc.	27	852
Regional Management Corp.*	35	847
HarborOne Bancorp, Inc.*	45	846
EMC Insurance Group, Inc.	30	845
Consolidated-Tomoka Land Co.	14	841
Home Bancorp, Inc.	20	836
Old Line Bancshares, Inc.	29	812
MutualFirst Financial, Inc.	21	807
Northrim BanCorp, Inc.	23	804
Century Bancorp, Inc. — Class A	10	801
Southern First Bancshares, Inc.*	22	800
GAIN Capital Holdings, Inc.	125	799
BankFinancial Corp.	50	795
On Deck Capital, Inc.*	170	794
Paragon Commercial Corp.*	14	790
Charter Financial Corp.	42	778
Bankwell Financial Group, Inc.	21	776
Hingham Institution for Savings	4	761
Great Ajax Corp. REIT	54	761
Civista Bancshares, Inc.	34	760
Central Valley Community Bancorp	34	758
KKR Real Estate Finance Trust, Inc.[1]	36	757
TPG RE Finance Trust, Inc. REIT	38	751
Penns Woods Bancorp, Inc.	16	744
Southern Missouri Bancorp, Inc.	20	730
Bear State Financial, Inc.	71	728
Cherry Hill Mortgage Investment Corp. REIT	40	724
Baldwin & Lyons, Inc. — Class B	32	722
Shore Bancshares, Inc.	43	716
Premier Financial Bancorp, Inc.	32	697
Evans Bancorp, Inc.	16	691
Cadence BanCorp*	30	688

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Federated National Holding Co.	44	$687
Community Bankers Trust Corp.*	74	681
Atlas Financial Holdings, Inc.*	36	680
First Internet Bancorp	21	678
Investar Holding Corp.	28	675
MBT Financial Corp.	61	668
Timberland Bancorp, Inc.	21	658
Jernigan Capital, Inc. REIT	32	658
Northeast Bancorp	25	654
Safety Income and Growth, Inc. REIT	35	652
LCNB Corp.	31	649
Orrstown Financial Services, Inc.	26	647
First Business Financial Services, Inc.	28	637
Granite Point Mortgage Trust, Inc. REIT	34	637
WMIH Corp.*	667	634
Pzena Investment Management, Inc. — Class A	58	632
Union Bankshares, Inc.	13	629
Howard Bancorp, Inc.*	30	627
NI Holdings, Inc.*	35	627
Owens Realty Mortgage, Inc. REIT	34	619
FNB Bancorp	18	611
Bank of Commerce Holdings	53	610
Associated Capital Group, Inc. — Class A	17	607
Independence Holding Co.	24	606
Stratus Properties, Inc.	20	606
C&F Financial Corp.	11	605
SmartFinancial, Inc.*	25	602
First Northwest Bancorp*	35	599
Norwood Financial Corp.	20	595
Oppenheimer Holdings, Inc. — Class A	34	590
Malvern Bancorp, Inc.*	22	589
Capstar Financial Holdings, Inc.*	30	587
Xenith Bankshares, Inc.*	18	585
SI Financial Group, Inc.	39	583
ACNB Corp.	21	582
Sunshine Bancorp, Inc.*	25	581
Health Insurance Innovations, Inc. — Class A*	39	566
Clipper Realty, Inc. REIT	52	557
Commerce Union Bancshares, Inc.	24	556
Riverview Bancorp, Inc.	66	554
Entegra Financial Corp.*	22	549
Hallmark Financial Services, Inc.*	47	546
Unity Bancorp, Inc.	27	535
Peoples Bancorp of North Carolina, Inc.	15	534
Tiptree, Inc. — Class A	85	531
Prudential Bancorp, Inc.	28	519
Chemung Financial Corp.	11	518
Ohio Valley Banc Corp.	14	510
Kingstone Companies, Inc.	31	505
Two River Bancorp	25	496
Community Financial Corp.	14	495
First Financial Northwest, Inc.	29	493
Crawford & Co. — Class B	41	490
Byline Bancorp, Inc.*	23	489
ESSA Bancorp, Inc.	31	487
Pacific Mercantile Bancorp*	53	485
Donegal Group, Inc. — Class A	30	484
County Bancorp, Inc.	16	481
GAMCO Investors, Inc. — Class A	16	476
Impac Mortgage Holdings, Inc.*	36	470
BCB Bancorp, Inc.	33	460
Global Medical REIT, Inc.	51	458
ASB Bancorp, Inc.*	10	451
Parke Bancorp, Inc.	20	444
Trinity Place Holdings, Inc.*	63	442
United Security Bancshares	45	428
Ellington Residential Mortgage REIT	29	421
Middlefield Banc Corp.	9	415
Provident Financial Holdings, Inc.	21	412
Old Point Financial Corp.	12	389
DNB Financial Corp.	11	387
MidSouth Bancorp, Inc.	31	374
Silvercrest Asset Management Group, Inc. — Class A	25	364
First Guaranty Bancshares, Inc.	13	350
Provident Bancorp, Inc.*	15	347
Blue Capital Reinsurance Holdings Ltd.	20	329
Maui Land & Pineapple Company, Inc.*	23	321
Elevate Credit, Inc.*	50	306
Greene County Bancorp, Inc.	10	301
RAIT Financial Trust REIT	316	231
Guaranty Bancshares, Inc.	7	224
Transcontinental Realty Investors, Inc.*	6	163
California First National Bancorp	8	145
Medley Management, Inc. — Class A	19	117
Oconee Federal Financial Corp.	4	112
Fifth Street Asset Management, Inc.	24	94
Griffin Industrial Realty, Inc.	2	73
Total Financial		1,780,376

Consumer, Non-cyclical - 3.6%
Kite Pharma, Inc.*	168	30,207
Bluebird Bio, Inc.*	155	21,288
Exact Sciences Corp.*	401	18,894
Catalent, Inc.*,1	434	17,324
HealthSouth Corp.	336	15,573
PAREXEL International Corp.*	173	15,237
Grand Canyon Education, Inc.*	162	14,712
Masimo Corp.*	155	13,417
Brink’s Co.	158	13,311
Healthcare Services Group, Inc.	246	13,276
PRA Health Sciences, Inc.*	167	12,719
Clovis Oncology, Inc.*	149	12,277
FibroGen, Inc.*	228	12,265
Nektar Therapeutics*	511	12,264
Deluxe Corp.	167	12,183
Puma Biotechnology, Inc.*	99	11,854
Cantel Medical Corp.	125	11,771
LivaNova plc*	167	11,700
Snyder’s-Lance, Inc.	297	11,329
Sanderson Farms, Inc.	69	11,145

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Insulet Corp.*	200	$11,016
Chemed Corp.	54	10,910
Integra LifeSciences Holdings Corp.*	212	10,702
Molina Healthcare, Inc.*	152	10,452
Portola Pharmaceuticals, Inc.*	188	10,158
Darling Ingredients, Inc.*	566	9,916
Neogen Corp.*	128	9,915
Incorporated Research Holdings, Inc. — Class A*	188	9,832
Avis Budget Group, Inc.*	258	9,819
NuVasive, Inc.*	175	9,706
Ligand Pharmaceuticals, Inc. — Class B*	71	9,666
ICU Medical, Inc.*	52	9,664
Aaron’s, Inc.	218	9,511
On Assignment, Inc.*	175	9,394
Blueprint Medicines Corp.*	134	9,335
Wright Medical Group N.V.*	360	9,313
Prestige Brands Holdings, Inc.*	184	9,217
Sarepta Therapeutics, Inc.*	202	9,163
Penumbra, Inc.*	101	9,120
Helen of Troy Ltd.*	94	9,109
Medicines Co.*	238	8,815
HealthEquity, Inc.*	172	8,700
Nevro Corp.*	95	8,634
Prothena Corporation plc*	132	8,550
Amicus Therapeutics, Inc.*	563	8,490
Cimpress N.V.*	86	8,399
Avexis, Inc.*	85	8,222
Performance Food Group Co.*	291	8,221
Haemonetics Corp.*	181	8,121
Spark Therapeutics, Inc.*	91	8,114
ABM Industries, Inc.	193	8,050
Myriad Genetics, Inc.*	221	7,996
Insmed, Inc.*	253	7,896
Green Dot Corp. — Class A*	158	7,834
Lancaster Colony Corp.	65	7,808
Adtalem Global Education, Inc.	214	7,672
Advisory Board Co.*	139	7,454
AMN Healthcare Services, Inc.*	163	7,449
Sage Therapeutics, Inc.*	119	7,414
Array BioPharma, Inc.*	595	7,319
Ironwood Pharmaceuticals, Inc. — Class A*	464	7,317
United Natural Foods, Inc.*	175	7,278
Halyard Health, Inc.*	161	7,250
Ultragenyx Pharmaceutical, Inc.*	136	7,243
B&G Foods, Inc.[1]	227	7,230
Globus Medical, Inc. — Class A*	243	7,222
Loxo Oncology, Inc.*	78	7,185
Horizon Pharma plc*	563	7,139
Merit Medical Systems, Inc.*	168	7,115
Select Medical Holdings Corp.*	370	7,104
Magellan Health, Inc.*	82	7,077
Halozyme Therapeutics, Inc.*	407	7,070
Korn/Ferry International	176	6,940
Vector Group Ltd.	338	6,921
J&J Snack Foods Corp.	52	6,828
Matthews International Corp. — Class A	108	6,723
Travelport Worldwide Ltd.	428	6,720
Supernus Pharmaceuticals, Inc.*	163	6,520
NxStage Medical, Inc.*	224	6,182
Cambrex Corp.*	112	6,160
Teladoc, Inc.*,1	185	6,133
Monro, Inc.	109	6,109
Owens & Minor, Inc.	209	6,103
Corcept Therapeutics, Inc.*	314	6,060
Sotheby’s*	131	6,040
HMS Holdings Corp.*	289	5,740
NutriSystem, Inc.	102	5,702
Inogen, Inc.*	59	5,611
Insperity, Inc.	63	5,544
Amedisys, Inc.*	98	5,484
Integer Holdings Corp.*	107	5,473
Aerie Pharmaceuticals, Inc.*	112	5,443
LendingTree, Inc.*,1	22	5,378
WD-40 Co.	48	5,371
Bob Evans Farms, Inc.	68	5,271
Fresh Del Monte Produce, Inc.	114	5,182
Tivity Health, Inc.*	126	5,141
Impax Laboratories, Inc.*	253	5,136
Pacira Pharmaceuticals, Inc.*	135	5,069
FTI Consulting, Inc.*	142	5,038
CONMED Corp.	95	4,985
National Beverage Corp.	40	4,961
Radius Health, Inc.*,1	128	4,934
Theravance Biopharma, Inc.*	144	4,931
Immunomedics, Inc.*	352	4,921
Repligen Corp.*	128	4,905
Universal Corp.	85	4,871
TriNet Group, Inc.*	141	4,740
Momenta Pharmaceuticals, Inc.*	253	4,681
Emergent BioSolutions, Inc.*	115	4,652
Tenet Healthcare Corp.*	280	4,600
Central Garden & Pet Co. — Class A*	122	4,537
Boston Beer Company, Inc. — Class A*	29	4,530
Dynavax Technologies Corp.*	207	4,451
ACCO Brands Corp.*	373	4,439
Varex Imaging Corp.*	130	4,399
Cal-Maine Foods, Inc.*	107	4,398
Paylocity Holding Corp.*	90	4,394
OraSure Technologies, Inc.*	195	4,388
Viad Corp.	70	4,263
Sangamo Therapeutics, Inc.*	283	4,245
MiMedx Group, Inc.*	357	4,241
Hertz Global Holdings, Inc.*,1	189	4,226
Quidel Corp.*	96	4,211
Natus Medical, Inc.*	112	4,200
Weight Watchers International, Inc.*	96	4,181
Acceleron Pharma, Inc.*	110	4,105
Herc Holdings, Inc.*	83	4,078
Calavo Growers, Inc.	55	4,026
Novocure Ltd.*,1	199	3,950

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Global Blood Therapeutics, Inc.*	127	$3,943
Five Prime Therapeutics, Inc.*	94	3,846
LHC Group, Inc.*	54	3,830
Spectrum Pharmaceuticals, Inc.*	268	3,771
Hostess Brands, Inc.*	276	3,770
Ensign Group, Inc.	166	3,750
Innoviva, Inc.*	262	3,699
Cardtronics plc — Class A*	157	3,613
Analogic Corp.	43	3,601
McGrath RentCorp	81	3,544
Dermira, Inc.*	131	3,537
Acorda Therapeutics, Inc.*	149	3,524
Coca-Cola Bottling Company Consolidated	16	3,452
Diplomat Pharmacy, Inc.*	165	3,417
Arena Pharmaceuticals, Inc.*	134	3,417
Dean Foods Co.	313	3,405
SpartanNash Co.	129	3,402
Abaxis, Inc.	76	3,393
Atrion Corp.	5	3,360
ICF International, Inc.*	62	3,345
EVERTEC, Inc.	208	3,297
Retrophin, Inc.*	132	3,285
Glaukos Corp.*	99	3,267
TrueBlue, Inc.*	145	3,255
Strayer Education, Inc.	37	3,229
BioTelemetry, Inc.*	97	3,201
Andersons, Inc.	93	3,185
Alarm.com Holdings, Inc.*	70	3,163
REGENXBIO, Inc.*	95	3,130
Cardiovascular Systems, Inc.*	110	3,097
Omeros Corp.*	143	3,092
PharMerica Corp.*	103	3,018
Xencor, Inc.*	131	3,003
Aimmune Therapeutics, Inc.*	121	3,000
Akebia Therapeutics, Inc.*	152	2,990
Zogenix, Inc.*	85	2,979
K2M Group Holdings, Inc.*	140	2,969
Esperion Therapeutics, Inc.*	58	2,907
Anika Therapeutics, Inc.*	50	2,900
Luminex Corp.	141	2,867
CBIZ, Inc.*	176	2,860
SUPERVALU, Inc.*	131	2,849
TherapeuticsMD, Inc.*	538	2,846
Capella Education Co.	40	2,806
Orthofix International N.V.*	59	2,788
Editas Medicine, Inc.*	116	2,785
ZIOPHARM Oncology, Inc.*	453	2,781
Intersect ENT, Inc.*	89	2,772
Navigant Consulting, Inc.*	163	2,758
PTC Therapeutics, Inc.*	137	2,741
Vanda Pharmaceuticals, Inc.*	152	2,721
Epizyme, Inc.*	142	2,705
MGP Ingredients, Inc.	44	2,668
Alder Biopharmaceuticals, Inc.*	216	2,646
Kelly Services, Inc. — Class A	105	2,634
Huron Consulting Group, Inc.*	76	2,607
US Physical Therapy, Inc.	42	2,581
MyoKardia, Inc.*	60	2,571
Heron Therapeutics, Inc.*	157	2,536
CryoLife, Inc.*	111	2,520
Community Health Systems, Inc.*	328	2,519
RR Donnelley & Sons Co.	242	2,493
iRhythm Technologies, Inc.*	48	2,490
Enanta Pharmaceuticals, Inc.*	53	2,480
Inter Parfums, Inc.	60	2,475
Quad/Graphics, Inc.	108	2,442
National Healthcare Corp.	39	2,440
AtriCure, Inc.*	109	2,438
Career Education Corp.*	233	2,421
Phibro Animal Health Corp. — Class A	65	2,408
SP Plus Corp.*	60	2,370
Almost Family, Inc.*	44	2,363
Flexion Therapeutics, Inc.*	96	2,321
USANA Health Sciences, Inc.*	40	2,308
Synergy Pharmaceuticals, Inc.*	781	2,265
Amphastar Pharmaceuticals, Inc.*	125	2,234
AMAG Pharmaceuticals, Inc.*	121	2,232
ImmunoGen, Inc.*	290	2,219
Tootsie Roll Industries, Inc.	58	2,204
Medifast, Inc.	37	2,197
Genomic Health, Inc.*	68	2,182
AngioDynamics, Inc.*	126	2,153
NeoGenomics, Inc.*	192	2,137
MacroGenics, Inc.*	115	2,125
Ignyta, Inc.*	172	2,124
Revance Therapeutics, Inc.*	77	2,121
Providence Service Corp.*	39	2,109
K12, Inc.*	117	2,087
La Jolla Pharmaceutical Co.*	60	2,087
Landauer, Inc.	31	2,086
Cytokinetics, Inc.*	143	2,074
RPX Corp.*	156	2,072
Meridian Bioscience, Inc.	144	2,059
Paratek Pharmaceuticals, Inc.*	81	2,033
Accelerate Diagnostics, Inc.*	90	2,021
John B Sanfilippo & Son, Inc.	30	2,019
SciClone Pharmaceuticals, Inc.*	179	2,005
Keryx Biopharmaceuticals, Inc.*,1	282	2,002
TG Therapeutics, Inc.*	167	1,979
Foundation Medicine, Inc.*,1	49	1,970
Kindred Healthcare, Inc.	289	1,965
Heska Corp.*	22	1,938
Triple-S Management Corp. — Class B*	81	1,918
LeMaitre Vascular, Inc.	51	1,908
Cutera, Inc.*	46	1,902
LSC Communications, Inc.	115	1,899
PDL BioPharma, Inc.*	548	1,858
Pacific Biosciences of California, Inc.*	353	1,853
Intra-Cellular Therapies, Inc.*	116	1,830
Lexicon Pharmaceuticals, Inc.*,1	148	1,819
AxoGen, Inc.*	94	1,819
CytomX Therapeutics, Inc.*	100	1,817

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Achillion Pharmaceuticals, Inc.*	403	$1,809
Progenics Pharmaceuticals, Inc.*	244	1,796
CorVel Corp.*	33	1,795
Lannett Company, Inc.*,1	97	1,790
Laureate Education, Inc. — Class A*	123	1,790
Aclaris Therapeutics, Inc.*	69	1,781
Coherus Biosciences, Inc.*	132	1,762
STAAR Surgical Co.*	141	1,755
Cross Country Healthcare, Inc.*	122	1,736
Invacare Corp.	110	1,733
Rent-A-Center, Inc.[1]	148	1,699
Ennis, Inc.	86	1,690
Assembly Biosciences, Inc.*	48	1,676
Eagle Pharmaceuticals, Inc.*,1	28	1,670
Calithera Biosciences, Inc.*	106	1,670
Everi Holdings, Inc.*	219	1,662
Kforce, Inc.	81	1,636
MoneyGram International, Inc.*	100	1,611
CAI International, Inc.*	53	1,607
Antares Pharma, Inc.*	495	1,604
Lantheus Holdings, Inc.*	90	1,602
e.l.f. Beauty, Inc.*,1	71	1,601
Achaogen, Inc.*	100	1,595
Textainer Group Holdings Ltd.*	93	1,595
Aduro Biotech, Inc.*	140	1,491
Enzo Biochem, Inc.*	142	1,487
Audentes Therapeutics, Inc.*	53	1,485
Inovio Pharmaceuticals, Inc.*	232	1,471
ANI Pharmaceuticals, Inc.*	28	1,470
RadNet, Inc.*	127	1,467
Forrester Research, Inc.	35	1,465
Atara Biotherapeutics, Inc.*	88	1,456
GenMark Diagnostics, Inc.*	151	1,454
BioCryst Pharmaceuticals, Inc.*	276	1,446
Weis Markets, Inc.	33	1,436
AnaptysBio, Inc.*	41	1,433
Abeona Therapeutics, Inc.*	83	1,415
Rockwell Medical, Inc.*	165	1,412
Akcea Therapeutics, Inc.*	51	1,411
Iovance Biotherapeutics, Inc.*	182	1,411
Central Garden & Pet Co.*	36	1,398
Surmodics, Inc.*	45	1,395
Natera, Inc.*	108	1,392
Resources Connection, Inc.	99	1,376
Carriage Services, Inc. — Class A	53	1,357
Barrett Business Services, Inc.	24	1,357
Team, Inc.*	101	1,348
Heidrick & Struggles International, Inc.	63	1,332
Chefs’ Warehouse, Inc.*	68	1,312
Oxford Immunotec Global plc*	78	1,310
Karyopharm Therapeutics, Inc.*	116	1,274
Biohaven Pharmaceutical Holding Company Ltd.*	34	1,271
Omega Protein Corp.	76	1,265
Endologix, Inc.*	283	1,262
Cara Therapeutics, Inc.*,1	92	1,259
Ingles Markets, Inc. — Class A	49	1,259
Invitae Corp.*	134	1,256
Emerald Expositions Events, Inc.	54	1,255
Hackett Group, Inc.	82	1,246
National Research Corp. — Class A	33	1,244
B. Riley Financial, Inc.	72	1,228
Exactech, Inc.*	37	1,219
Intellia Therapeutics, Inc.*	49	1,218
Celldex Therapeutics, Inc.*	417	1,193
CRA International, Inc.	29	1,190
Vectrus, Inc.*	38	1,172
Depomed, Inc.*	197	1,141
American Public Education, Inc.*	54	1,137
Agenus, Inc.*	255	1,125
Accuray, Inc.*	281	1,124
Seres Therapeutics, Inc.*	70	1,123
Geron Corp.*	512	1,116
Novavax, Inc.*	970	1,106
BioScrip, Inc.*	400	1,100
Corbus Pharmaceuticals Holdings, Inc.*	153	1,094
Bellicum Pharmaceuticals, Inc.*	94	1,086
Rigel Pharmaceuticals, Inc.*	426	1,082
Tejon Ranch Co.*	51	1,076
Capital Senior Living Corp.*	85	1,067
Adamas Pharmaceuticals, Inc.*,1	50	1,059
Primo Water Corp.*	87	1,031
Voyager Therapeutics, Inc.*	50	1,030
Civitas Solutions, Inc.*	55	1,015
Revlon, Inc. — Class A*	41	1,007
NanoString Technologies, Inc.*	61	986
Farmer Brothers Co.*	30	986
Sucampo Pharmaceuticals, Inc. — Class A*,1	83	979
Cerus Corp.*	355	969
Tactile Systems Technology, Inc.*,1	31	959
Teligent, Inc.*	142	953
Great Lakes Dredge & Dock Corp.*	196	951
Limoneira Co.	41	950
Addus HomeCare Corp.*	26	918
Concert Pharmaceuticals, Inc.*	62	915
Cadiz, Inc.*	72	914
ServiceSource International, Inc.*	261	903
Reata Pharmaceuticals, Inc. — Class A*	29	902
CSS Industries, Inc.	31	893
WaVe Life Sciences Ltd.*	41	892
Tetraphase Pharmaceuticals, Inc.*	130	889
BioSpecifics Technologies Corp.*	19	884
Utah Medical Products, Inc.	12	883
SEACOR Marine Holdings, Inc.*	56	876
Stemline Therapeutics, Inc.*	78	866
Aratana Therapeutics, Inc.*	140	858
RTI Surgical, Inc.*	188	855
Chimerix, Inc.*	161	845
Willdan Group, Inc.*	26	844
Durect Corp.*	472	835
Idera Pharmaceuticals, Inc.*	372	830

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Seneca Foods Corp. — Class A*	24	$828
Collegium Pharmaceutical, Inc.*	78	818
Amplify Snack Brands, Inc.*	114	808
Medpace Holdings, Inc.*	25	798
Acacia Research Corp.*	171	778
Entellus Medical, Inc.*	42	775
Craft Brew Alliance, Inc.*	44	772
Corium International, Inc.*	69	765
NewLink Genetics Corp.*	75	764
Jounce Therapeutics, Inc.*,1	49	763
Organovo Holdings, Inc.*	340	755
Sientra, Inc.*	49	755
BioTime, Inc.*	261	741
Insys Therapeutics, Inc.*	83	737
Kura Oncology, Inc.*	49	733
Care.com, Inc.*	46	731
Selecta Biosciences, Inc.*	40	730
Edge Therapeutics, Inc.*	68	730
Athersys, Inc.*	352	725
MediciNova, Inc.*	113	720
Veracyte, Inc.*	82	719
Axovant Sciences Ltd.*	103	709
Neff Corp. — Class A*	28	700
Calyxt, Inc.*	28	686
Pieris Pharmaceuticals, Inc.*	118	680
Surgery Partners, Inc.*	65	673
G1 Therapeutics, Inc.*	27	672
Franklin Covey Co.*	33	670
Village Super Market, Inc. — Class A	27	668
Minerva Neurosciences, Inc.*	87	661
Ardelyx, Inc.*	115	644
Merrimack Pharmaceuticals, Inc.	44	643
FONAR Corp.*	21	641
Kala Pharmaceuticals, Inc.*	28	640
Syros Pharmaceuticals, Inc.*	43	633
Madrigal Pharmaceuticals, Inc.*	14	630
ChemoCentryx, Inc.*	84	623
Collectors Universe, Inc.	26	623
Catalyst Pharmaceuticals, Inc.*	247	622
Clearside Biomedical, Inc.*	71	621
Bridgepoint Education, Inc.*	64	614
Smart & Final Stores, Inc.*	78	612
Immune Design Corp.*	59	611
Neos Therapeutics, Inc.*	66	604
Ra Pharmaceuticals, Inc.*	41	599
Natural Health Trends Corp.	25	598
Curis, Inc.*	399	595
ViewRay, Inc.*	101	582
Pulse Biosciences, Inc.*	31	577
NantKwest, Inc.*	105	575
Kindred Biosciences, Inc.*	73	573
Protagonist Therapeutics, Inc.*	32	565
ARC Document Solutions, Inc.*	138	564
Cempra, Inc.*	165	536
Advaxis, Inc.*	126	527
Strongbridge Biopharma plc*	76	524
Anavex Life Sciences Corp.*	126	522
Fate Therapeutics, Inc.*	131	519
Fortress Biotech, Inc.*	114	504
Ascent Capital Group, Inc. — Class A*	38	496
American Renal Associates Holdings, Inc.*	33	494
ConforMIS, Inc.*	138	486
Conatus Pharmaceuticals, Inc.*	88	483
Cascadian Therapeutics, Inc.*	118	483
Ocular Therapeutix, Inc.*	78	482
Trevena, Inc.*	189	482
Corvus Pharmaceuticals, Inc.*	29	462
Quotient Ltd.*	92	454
Information Services Group, Inc.*	112	450
Recro Pharma, Inc.*	47	422
Athenex, Inc.*	24	420
Dova Pharmaceuticals, Inc.*	17	413
Miragen Therapeutics, Inc.*	44	403
BG Staffing, Inc.	24	397
AAC Holdings, Inc.*	39	387
Sienna Biopharmaceuticals, Inc.*	17	378
Alico, Inc.	11	376
Nature’s Sunshine Products, Inc.	37	376
Nymox Pharmaceutical Corp.*	98	374
Novelion Therapeutics, Inc.*	52	366
Tocagen, Inc.*	29	361
Syndax Pharmaceuticals, Inc.*	30	351
Liberty Tax, Inc.	24	346
Zynerba Pharmaceuticals, Inc.*	39	326
Cambium Learning Group, Inc.*	48	318
Asterias Biotherapeutics, Inc.*	93	316
Otonomy, Inc.*	97	315
XBiotech, Inc.*	67	293
Turning Point Brands, Inc.*	17	289
VBI Vaccines, Inc.*	75	289
Obalon Therapeutics, Inc.*	30	286
Pendrell Corp.*	41	280
Versartis, Inc.*	112	274
Viveve Medical, Inc.*	52	272
Matinas BioPharma Holdings, Inc.*	182	240
Natural Grocers by Vitamin Cottage, Inc.*	31	173
Genesis Healthcare, Inc.*	128	148
Ovid therapeutics, Inc.*	17	146
Genocea Biosciences, Inc.*	99	145
vTv Therapeutics, Inc. — Class A*	24	144
Lifeway Foods, Inc.*	16	142
Oncocyte Corp.*	12	91
CPI Card Group, Inc.	70	83
Total Consumer, Non-cyclical		1,527,649

Industrial - 2.4%
Knight-Swift Transportation Holdings, Inc.*	433	17,979
Curtiss-Wright Corp.	152	15,889
Littelfuse, Inc.	78	15,278
Woodward, Inc.	184	14,279
EMCOR Group, Inc.	203	14,083
Louisiana-Pacific Corp.*	501	13,566

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

SYNNEX Corp.	100	$12,651
Barnes Group, Inc.	173	12,185
Summit Materials, Inc. — Class A*	369	11,819
Belden, Inc.	145	11,676
Kennametal, Inc.	277	11,174
Advanced Energy Industries, Inc.*	137	11,064
John Bean Technologies Corp.	108	10,918
Tech Data Corp.*	121	10,751
MasTec, Inc.*	230	10,671
EnerSys	150	10,376
Trinseo S.A.	153	10,265
RBC Bearings, Inc.*	80	10,011
Generac Holdings, Inc.*	212	9,737
Cree, Inc.*	337	9,500
Sanmina Corp.*	254	9,436
KLX, Inc.*	178	9,421
Trex Company, Inc.*	102	9,187
Moog, Inc. — Class A*	110	9,177
Tetra Tech, Inc.	197	9,170
MSA Safety, Inc.	115	9,144
Itron, Inc.*	118	9,139
Rexnord Corp.*	359	9,122
Dycom Industries, Inc.*	105	9,017
Vishay Intertechnology, Inc.	464	8,723
Applied Industrial Technologies, Inc.	132	8,687
II-VI, Inc.*	209	8,600
KBR, Inc.	479	8,565
Hillenbrand, Inc.	218	8,469
Aerojet Rocketdyne Holdings, Inc.*	238	8,332
GATX Corp.	135	8,311
TopBuild Corp.*	127	8,277
Rogers Corp.*	62	8,263
Esterline Technologies Corp.*	90	8,114
Granite Construction, Inc.	137	7,939
Golar LNG Ltd.	331	7,484
Franklin Electric Company, Inc.	160	7,176
Worthington Industries, Inc.	155	7,130
Masonite International Corp.*	103	7,128
Simpson Manufacturing Company, Inc.	142	6,964
Mueller Industries, Inc.	196	6,850
Proto Labs, Inc.*	85	6,826
Mueller Water Products, Inc. — Class A	531	6,797
Universal Forest Products, Inc.	69	6,773
Watts Water Technologies, Inc. — Class A	96	6,643
JELD-WEN Holding, Inc.*	187	6,642
Plexus Corp.*	116	6,505
Exponent, Inc.	88	6,503
KapStone Paper and Packaging Corp.	300	6,446
Brady Corp. — Class A	160	6,072
Covanta Holding Corp.	404	5,999
Werner Enterprises, Inc.	164	5,994
Builders FirstSource, Inc.*	333	5,991
Forward Air Corp.	103	5,895
EnPro Industries, Inc.	73	5,879
Benchmark Electronics, Inc.*	172	5,874
Chicago Bridge & Iron Company N.V.[1]	347	5,830
Harsco Corp.*	277	5,789
Albany International Corp. — Class A	99	5,683
SPX FLOW, Inc.*	143	5,514
OSI Systems, Inc.*	60	5,482
Saia, Inc.*	87	5,451
ESCO Technologies, Inc.	88	5,276
Atlas Air Worldwide Holdings, Inc.*	80	5,264
Actuant Corp. — Class A	205	5,248
Methode Electronics, Inc.	123	5,209
Kaman Corp.	93	5,188
Greif, Inc. — Class A	88	5,152
Triumph Group, Inc.	168	4,998
AAON, Inc.	143	4,930
TTM Technologies, Inc.*	318	4,888
Air Transport Services Group, Inc.*	200	4,868
Hub Group, Inc. — Class A*	112	4,810
Novanta, Inc.*	110	4,796
Altra Industrial Motion Corp.	99	4,762
Badger Meter, Inc.	97	4,753
Apogee Enterprises, Inc.	98	4,729
Patrick Industries, Inc.*	56	4,710
Knowles Corp.*	304	4,642
Boise Cascade Co.*	133	4,642
Fabrinet*	125	4,633
Standex International Corp.	43	4,567
Comfort Systems USA, Inc.	127	4,534
Greenbrier Companies, Inc.[1]	94	4,526
Cubic Corp.	87	4,437
Sun Hydraulics Corp.	81	4,374
AZZ, Inc.	89	4,334
Federal Signal Corp.	203	4,320
SPX Corp.*	147	4,313
TriMas Corp.*	157	4,239
AAR Corp.	111	4,194
Fitbit, Inc. — Class A*	602	4,190
Matson, Inc.	148	4,171
Chart Industries, Inc.*	106	4,158
Astec Industries, Inc.	73	4,088
Heartland Express, Inc.	163	4,088
Axon Enterprise, Inc.*,1	180	4,081
Applied Optoelectronics, Inc.*,1	63	4,074
GoPro, Inc. — Class A*	368	4,052
Raven Industries, Inc.	125	4,050
Tennant Co.	61	4,038
US Ecology, Inc.	75	4,035
Primoris Services Corp.	136	4,001
US Concrete, Inc.*,1	52	3,968
Manitowoc Company, Inc.*	439	3,951
Multi-Color Corp.	47	3,852
Aerovironment, Inc.*	71	3,843
Advanced Disposal Services, Inc.*	149	3,753
Tutor Perini Corp.*	129	3,664
Kadant, Inc.	37	3,646
Alamo Group, Inc.	33	3,543
Continental Building Products, Inc.*	136	3,536
Gibraltar Industries, Inc.*	109	3,395

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Briggs & Stratton Corp.	144	$3,384
Argan, Inc.	50	3,363
Lydall, Inc.*	58	3,323
KEMET Corp.*	157	3,317
Lindsay Corp.	36	3,308
Kratos Defense & Security Solutions, Inc.*	247	3,231
General Cable Corp.	170	3,205
Encore Wire Corp.	70	3,134
Milacron Holdings Corp.*	185	3,119
CIRCOR International, Inc.	57	3,103
Sturm Ruger & Company, Inc.[1]	59	3,050
Ship Finance International Ltd.[1]	206	2,987
ArcBest Corp.	89	2,977
American Outdoor Brands Corp.*	194	2,959
AVX Corp.	159	2,899
Schneider National, Inc. — Class B	112	2,834
Chase Corp.	25	2,785
Marten Transport Ltd.	134	2,754
Hyster-Yale Materials Handling, Inc.	36	2,752
Quanex Building Products Corp.[1]	118	2,708
NN, Inc.	93	2,697
Aegion Corp. — Class A*	115	2,677
CTS Corp.	110	2,651
Casella Waste Systems, Inc. — Class A*	135	2,538
Columbus McKinnon Corp.	67	2,537
Global Brass & Copper Holdings, Inc.	75	2,535
PGT Innovations, Inc.*	167	2,497
Scorpio Tankers, Inc.	723	2,480
Control4 Corp.*	84	2,475
Advanced Drainage Systems, Inc.	122	2,471
GasLog Ltd.	141	2,460
Caesarstone Ltd.*	78	2,324
TimkenSteel Corp.*	137	2,261
Griffon Corp.	101	2,242
Atkore International Group, Inc.*	113	2,205
Astronics Corp.*	74	2,202
FARO Technologies, Inc.*	57	2,180
NCI Building Systems, Inc.*	138	2,153
International Seaways, Inc.*	101	1,990
Gorman-Rupp Co.	61	1,987
Kimball Electronics, Inc.*	91	1,970
Stoneridge, Inc.*	93	1,842
Nordic American Tankers Ltd.	345	1,842
National Presto Industries, Inc.	17	1,810
Echo Global Logistics, Inc.*	95	1,791
VSE Corp.	30	1,706
DXP Enterprises, Inc.*	54	1,700
Myers Industries, Inc.	80	1,676
Teekay Corp.[1]	186	1,661
Insteel Industries, Inc.	63	1,645
Mesa Laboratories, Inc.	11	1,643
Ichor Holdings Ltd.*	61	1,635
MYR Group, Inc.*	55	1,603
Tredegar Corp.	89	1,602
Frontline Ltd.	265	1,601
YRC Worldwide, Inc.*	114	1,573
Haynes International, Inc.	43	1,544
Electro Scientific Industries, Inc.*	109	1,517
SunPower Corp. — Class A*,1	206	1,502
ZAGG, Inc.*	94	1,481
NV5 Global, Inc.*	27	1,476
Scorpio Bulkers, Inc.*	202	1,424
Vicor Corp.*	58	1,369
Park-Ohio Holdings Corp.	30	1,368
Sterling Construction Company, Inc.*	89	1,355
GP Strategies Corp.*	43	1,327
Ply Gem Holdings, Inc.*	76	1,296
NVE Corp.	16	1,264
Armstrong Flooring, Inc.*	80	1,260
Mistras Group, Inc.*	60	1,230
Park Electrochemical Corp.	66	1,221
Greif, Inc. — Class B	19	1,221
Covenant Transportation Group, Inc. — Class A*	41	1,188
Ducommun, Inc.*	36	1,154
Heritage-Crystal Clean, Inc.*	49	1,066
DHT Holdings, Inc.	266	1,059
Bel Fuse, Inc. — Class B	33	1,030
Roadrunner Transportation Systems, Inc.*	105	1,001
Energy Recovery, Inc.*	125	988
Hudson Technologies, Inc.*	126	984
American Railcar Industries, Inc.[1]	25	965
Daseke, Inc.*	71	927
Powell Industries, Inc.	30	900
Hurco Companies, Inc.	21	874
CECO Environmental Corp.	103	871
Vishay Precision Group, Inc.*	35	854
Energous Corp.*	65	823
FreightCar America, Inc.	42	822
Advanced Emissions Solutions, Inc.	73	801
Ardmore Shipping Corp.*	97	800
Costamare, Inc.	126	779
Layne Christensen Co.*	62	778
Sparton Corp.*	33	766
Gener8 Maritime, Inc.*	163	735
Omega Flex, Inc.	10	718
Olympic Steel, Inc.	32	704
Graham Corp.	33	687
Radiant Logistics, Inc.*	129	685
Teekay Tankers Ltd. — Class A	420	680
LB Foster Co. — Class A*	29	660
MicroVision, Inc.*	235	653
Northwest Pipe Co.*	33	628
UFP Technologies, Inc.*	22	618
Hardinge, Inc.	40	611
Orion Group Holdings, Inc.*	93	610
Eagle Bulk Shipping, Inc.*	132	598
LSB Industries, Inc.*	75	596
Universal Logistics Holdings, Inc.	29	593
Allied Motion Technologies, Inc.	23	583
Intevac, Inc.*	67	566
Babcock & Wilcox Enterprises, Inc.*	169	563

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Hill International, Inc.*	118	$561
LSI Industries, Inc.	84	555
Lawson Products, Inc.*	22	554
Core Molding Technologies, Inc.	25	549
Eastern Co.	19	545
AquaVenture Holdings Ltd.*	40	540
Twin Disc, Inc.*	29	540
Iteris, Inc.*	81	539
Ampco-Pittsburgh Corp.	30	522
IES Holdings, Inc.*	30	519
Navios Maritime Holdings, Inc.*	309	516
Fluidigm Corp.*	101	509
Gencor Industries, Inc.*	28	494
Safe Bulkers, Inc.*,1	166	455
Dorian LPG Ltd.*	65	443
Pure Cycle Corp.*	59	443
Overseas Shipholding Group, Inc. — Class A*	156	410
Napco Security Technologies, Inc.*	41	398
Aqua Metals, Inc.*	57	390
CyberOptics Corp.*	24	390
Navios Maritime Acquisition Corp.	284	346
Handy & Harman Ltd.*	10	326
Genco Shipping & Trading Ltd.*	26	301
Willis Lease Finance Corp.*	12	295
Forterra, Inc.*	64	288
Revolution Lighting Technologies, Inc.*	42	273
NL Industries, Inc.*	29	265
Akoustis Technologies, Inc.*	30	196
Nordic American Offshore Ltd.	14	20
Total Industrial		1,014,807

Consumer, Cyclical - 1.9%
Dana, Inc.	501	14,008
Texas Roadhouse, Inc. — Class A	231	11,350
Tenneco, Inc.	184	11,163
Beacon Roofing Supply, Inc.*	208	10,659
FirstCash, Inc.	164	10,356
Five Below, Inc.*	186	10,207
Jack in the Box, Inc.	100	10,191
Cracker Barrel Old Country Store, Inc.[1]	66	10,006
ILG, Inc.	367	9,809
LCI Industries	84	9,731
Churchill Downs, Inc.	47	9,692
Lithia Motors, Inc. — Class A	80	9,624
Marriott Vacations Worldwide Corp.	76	9,464
Wolverine World Wide, Inc.	325	9,376
Steven Madden Ltd.*	204	8,833
Anixter International, Inc.*	100	8,500
Scientific Games Corp. — Class A*	183	8,391
Big Lots, Inc.	155	8,302
UniFirst Corp.	53	8,029
Office Depot, Inc.	1,765	8,012
American Eagle Outfitters, Inc.	559	7,994
Planet Fitness, Inc. — Class A	290	7,824
SkyWest, Inc.	175	7,682
Ollie’s Bargain Outlet Holdings, Inc.*	164	7,610
Dave & Buster’s Entertainment, Inc.*	145	7,610
Navistar International Corp.*	171	7,537
Meritor, Inc.*	289	7,517
Deckers Outdoor Corp.*	109	7,457
Boyd Gaming Corp.	286	7,450
Herman Miller, Inc.	206	7,395
TRI Pointe Group, Inc.*	511	7,058
iRobot Corp.*	91	7,013
Children’s Place, Inc.	59	6,971
KB Home	289	6,971
Cooper-Standard Holdings, Inc.*	60	6,958
Hawaiian Holdings, Inc.*	183	6,872
Papa John’s International, Inc.	94	6,869
Cooper Tire & Rubber Co.	183	6,844
Penn National Gaming, Inc.*	292	6,830
SiteOne Landscape Supply, Inc.*	117	6,798
PriceSmart, Inc.	76	6,783
Dorman Products, Inc.*	94	6,732
Cheesecake Factory, Inc.	155	6,529
HNI Corp.	152	6,303
Columbia Sportswear Co.	101	6,220
Allegiant Travel Co. — Class A	45	5,927
Meritage Homes Corp.*	133	5,905
Buffalo Wild Wings, Inc.*	53	5,602
Bloomin’ Brands, Inc.	316	5,562
Red Rock Resorts, Inc. — Class A	234	5,419
Brinker International, Inc.	170	5,416
Taylor Morrison Home Corp. — Class A*	243	5,358
Fox Factory Holding Corp.*	121	5,215
Mobile Mini, Inc.	151	5,202
Group 1 Automotive, Inc.[1]	70	5,072
American Axle & Manufacturing Holdings, Inc.*	288	5,063
Core-Mark Holding Company, Inc.	157	5,046
Triton International Ltd.	150	4,992
La Quinta Holdings, Inc.*	281	4,918
Winnebago Industries, Inc.	109	4,878
DSW, Inc. — Class A	226	4,854
BMC Stock Holdings, Inc.*	226	4,825
Installed Building Products, Inc.*	74	4,795
RH*,1	68	4,782
Rush Enterprises, Inc. — Class A*	103	4,768
MDC Holdings, Inc.	143	4,749
American Woodmark Corp.*	49	4,716
Interface, Inc. — Class A	215	4,709
Gentherm, Inc.*	126	4,681
Wabash National Corp.	205	4,678
Callaway Golf Co.	322	4,646
Steelcase, Inc. — Class A	295	4,543
Vista Outdoor, Inc.*	197	4,519
IMAX Corp.*	199	4,507
La-Z-Boy, Inc.	166	4,465
Caleres, Inc.	145	4,425
Select Comfort Corp.*	142	4,409
HSN, Inc.	111	4,335
G-III Apparel Group Ltd.*	149	4,324

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Cavco Industries, Inc.*	29	$4,279
Belmond Ltd. — Class A*	308	4,204
Eldorado Resorts, Inc.*	159	4,078
J.C. Penney Company, Inc.*	1,069	4,073
Asbury Automotive Group, Inc.*	65	3,972
Chico’s FAS, Inc.	443	3,965
Pinnacle Entertainment, Inc.*	182	3,878
Lumber Liquidators Holdings, Inc.*	97	3,781
ScanSource, Inc.*	85	3,710
Caesars Acquisition Co. — Class A*	169	3,625
Oxford Industries, Inc.	57	3,622
Sonic Corp.	142	3,614
Standard Motor Products, Inc.	74	3,571
Guess?, Inc.[1]	207	3,525
Abercrombie & Fitch Co. — Class A	235	3,393
Knoll, Inc.	167	3,340
GMS, Inc.*	94	3,328
Wingstop, Inc.[1]	100	3,325
Modine Manufacturing Co.*	170	3,273
Camping World Holdings, Inc. — Class A	80	3,259
H&E Equipment Services, Inc.	109	3,183
Universal Electronics, Inc.*	49	3,107
International Speedway Corp. — Class A	86	3,096
Liberty TripAdvisor Holdings, Inc. — Class A*	250	3,088
SeaWorld Entertainment, Inc.*,1	236	3,066
Douglas Dynamics, Inc.	76	2,994
Red Robin Gourmet Burgers, Inc.*	44	2,948
Denny’s Corp.*	236	2,938
Dillard’s, Inc. — Class A1	52	2,916
LGI Homes, Inc.*	60	2,914
AMC Entertainment Holdings, Inc. — Class A1	190	2,793
Ethan Allen Interiors, Inc.	86	2,786
Caesars Entertainment Corp.*,1	196	2,617
DineEquity, Inc.	59	2,536
Shake Shack, Inc. — Class A*	76	2,525
Kimball International, Inc. — Class B	126	2,491
Crocs, Inc.*,1	255	2,474
Tailored Brands, Inc.[1]	169	2,440
PetMed Express, Inc.	68	2,254
BJ’s Restaurants, Inc.*	73	2,223
M/I Homes, Inc.*	82	2,192
Ruth’s Hospitality Group, Inc.	103	2,158
GNC Holdings, Inc. — Class A1	234	2,069
Beazer Homes USA, Inc.*	108	2,024
Malibu Boats, Inc. — Class A*	62	1,962
Unifi, Inc.*	53	1,888
Motorcar Parts of America, Inc.*	64	1,885
William Lyon Homes — Class A*	82	1,885
Sonic Automotive, Inc. — Class A	92	1,877
Hooker Furniture Corp.	39	1,862
Tower International, Inc.	68	1,850
Wesco Aircraft Holdings, Inc.*	192	1,805
Express, Inc.*	266	1,798
Conn’s, Inc.*	63	1,773
Marcus Corp.	64	1,773
Nautilus, Inc.*	104	1,758
Genesco, Inc.*	66	1,756
Del Taco Restaurants, Inc.*	114	1,749
Titan International, Inc.	172	1,746
Regis Corp.*	122	1,741
Haverty Furniture Companies, Inc.	65	1,700
Essendant, Inc.	129	1,699
Fiesta Restaurant Group, Inc.*	89	1,691
Buckle, Inc.[1]	99	1,668
Finish Line, Inc. — Class A1	137	1,648
EZCORP, Inc. — Class A*	172	1,634
Century Communities, Inc.*	66	1,630
Barnes & Noble, Inc.	205	1,558
Horizon Global Corp.*	88	1,552
National CineMedia, Inc.	213	1,487
Tile Shop Holdings, Inc.	117	1,486
Monarch Casino & Resort, Inc.*	37	1,463
Ascena Retail Group, Inc.*	595	1,458
Movado Group, Inc.	52	1,456
MarineMax, Inc.*	87	1,440
Acushnet Holdings Corp.[1]	80	1,421
Superior Industries International, Inc.	85	1,415
Fossil Group, Inc.*,1	147	1,372
Eros International plc*	94	1,344
Biglari Holdings, Inc.*	4	1,333
Bassett Furniture Industries, Inc.	35	1,320
Flexsteel Industries, Inc.	26	1,318
Freshpet, Inc.*	84	1,315
Spartan Motors, Inc.	118	1,304
Veritiv Corp.*	40	1,300
Carrols Restaurant Group, Inc.*	119	1,297
Daktronics, Inc.	122	1,290
Party City Holdco, Inc.*	95	1,287
PICO Holdings, Inc.*	77	1,286
MCBC Holdings, Inc.*	63	1,284
REV Group, Inc.	44	1,265
Johnson Outdoors, Inc. — Class A	17	1,246
Culp, Inc.	37	1,212
Chuy’s Holdings, Inc.*	57	1,200
Pier 1 Imports, Inc.	279	1,169
Zumiez, Inc.*	64	1,158
PC Connection, Inc.	40	1,128
Cato Corp. — Class A1	83	1,098
Del Frisco’s Restaurant Group, Inc.*	75	1,091
America’s Car-Mart, Inc.*	26	1,069
Miller Industries, Inc.	38	1,062
Systemax, Inc.	40	1,057
Winmark Corp.	8	1,054
Perry Ellis International, Inc.*	44	1,041
Hibbett Sports, Inc.*	73	1,040
Titan Machinery, Inc.*	64	994
Citi Trends, Inc.	50	994
Iconix Brand Group, Inc.*	173	984
Potbelly Corp.*	79	980
Francesca’s Holdings Corp.*	127	935

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Habit Restaurants, Inc. — Class A*	70	$914
Reading International, Inc. — Class A*	58	912
Shoe Carnival, Inc.[1]	40	895
Golden Entertainment, Inc.*	36	878
Barnes & Noble Education, Inc.*	132	859
Speedway Motorsports, Inc.	40	852
El Pollo Loco Holdings, Inc.*	70	851
Zoe’s Kitchen, Inc.*	66	834
Hovnanian Enterprises, Inc. — Class A*	426	822
Bojangles’, Inc.*	60	810
Fred’s, Inc. — Class A1	124	799
Rush Enterprises, Inc. — Class B*	18	785
Green Brick Partners, Inc.*	79	782
Drive Shack, Inc.	214	773
RCI Hospitality Holdings, Inc.	31	767
Nathan’s Famous, Inc.*	10	740
Lindblad Expeditions Holdings, Inc.*	69	738
AV Homes, Inc.*	42	720
Libbey, Inc.	76	704
PetIQ, Inc.*	25	677
Duluth Holdings, Inc. — Class B*	33	670
Nexeo Solutions, Inc.*	91	664
Superior Uniform Group, Inc.	29	664
Commercial Vehicle Group, Inc.*	87	639
Foundation Building Materials, Inc.*	45	636
Weyco Group, Inc.	22	624
Lifetime Brands, Inc.	34	622
Vera Bradley, Inc.*	69	608
Kirkland’s, Inc.*	53	606
Century Casinos, Inc.*	73	599
VOXX International Corp. — Class A*	69	590
Huttig Building Products, Inc.*	82	579
Sportsman’s Warehouse Holdings, Inc.*,1	125	564
Big 5 Sporting Goods Corp.[1]	72	551
Tilly’s, Inc. — Class A	45	540
Clarus Corp.*	71	533
Delta Apparel, Inc.*	24	516
Blue Bird Corp.*	25	515
J Alexander’s Holdings, Inc.*	44	510
Escalade, Inc.	37	503
Red Lion Hotels Corp.*	57	493
PCM, Inc.*	35	490
New Home Company, Inc.*	43	480
J. Jill, Inc.*	41	446
Ruby Tuesday, Inc.*	204	437
Marine Products Corp.	27	433
Build-A-Bear Workshop, Inc. — Class A*	47	430
At Home Group, Inc.*	18	411
Sequential Brands Group, Inc.*	137	410
Castle Brands, Inc.*	299	401
Fogo De Chao, Inc.*	32	397
Vitamin Shoppe, Inc.*	74	396
Boot Barn Holdings, Inc.*,1	42	374
Gaia, Inc.*	30	360
EnviroStar, Inc.	12	332
Sears Holdings Corp.*	41	299
Empire Resorts, Inc.*	12	268
Container Store Group, Inc.*	55	232
Inspired Entertainment, Inc.*	14	186
Noodles & Co.*	40	176
CompX International, Inc.	6	92
Total Consumer, Cyclical		808,211

Technology - 1.7%
MKS Instruments, Inc.	186	17,568
Aspen Technology, Inc.*	259	16,267
Medidata Solutions, Inc.*	194	15,143
EPAM Systems, Inc.*	169	14,861
Monolithic Power Systems, Inc.	138	14,704
Fair Isaac Corp.	104	14,611
Blackbaud, Inc.	164	14,399
MAXIMUS, Inc.	221	14,255
Entegris, Inc.*	490	14,137
Paycom Software, Inc.*	170	12,743
Integrated Device Technology, Inc.*	462	12,280
Cirrus Logic, Inc.*	222	11,837
j2 Global, Inc.	160	11,821
CACI International, Inc. — Class A*	84	11,705
Silicon Laboratories, Inc.*	145	11,586
Lumentum Holdings, Inc.*	210	11,414
Science Applications International Corp.	151	10,094
HubSpot, Inc.*	116	9,750
NetScout Systems, Inc.*	295	9,543
ACI Worldwide, Inc.*	402	9,158
Verint Systems, Inc.*	216	9,040
Allscripts Healthcare Solutions, Inc.*	626	8,908
2U, Inc.*	151	8,462
Semtech Corp.*	224	8,411
Convergys Corp.	324	8,388
Mercury Systems, Inc.*	161	8,353
CommVault Systems, Inc.*	134	8,147
RealPage, Inc.*	202	8,060
VeriFone Systems, Inc.*	384	7,788
Envestnet, Inc.*	148	7,548
Cornerstone OnDemand, Inc.*	179	7,269
Pegasystems, Inc.	126	7,264
Power Integrations, Inc.	99	7,247
Brooks Automation, Inc.	237	7,195
Cabot Microelectronics Corp.	86	6,874
Electronics for Imaging, Inc.*	160	6,829
Acxiom Corp.*	269	6,628
ExlService Holdings, Inc.*	113	6,590
Omnicell, Inc.*	127	6,483
Twilio, Inc. — Class A*,1	214	6,388
Progress Software Corp.	164	6,260
MACOM Technology Solutions Holdings, Inc.*	140	6,245
Diebold Nixdorf, Inc.[1]	261	5,964
Inphi Corp.*	145	5,755
Insight Enterprises, Inc.*	123	5,648
Qualys, Inc.*	108	5,594
Ambarella, Inc.*,1	112	5,489
Callidus Software, Inc.*	222	5,472

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Ebix, Inc.	83	$5,416
BroadSoft, Inc.*	106	5,332
Box, Inc. — Class A*	271	5,236
Pure Storage, Inc. — Class A*	321	5,133
Rambus, Inc.*	382	5,100
3D Systems Corp.*	377	5,048
New Relic, Inc.*	101	5,030
MaxLinear, Inc. — Class A*	207	4,916
Synaptics, Inc.*	119	4,662
CSG Systems International, Inc.	115	4,612
Cotiviti Holdings, Inc.*	127	4,569
Bottomline Technologies de, Inc.*	137	4,361
Nutanix, Inc. — Class A*,1	193	4,321
Five9, Inc.*	180	4,302
Xperi Corp.	169	4,276
MicroStrategy, Inc. — Class A*	33	4,214
FormFactor, Inc.*	248	4,179
Stratasys Ltd.*	172	3,977
Diodes, Inc.*	132	3,951
Sykes Enterprises, Inc.*	135	3,937
ManTech International Corp. — Class A	89	3,929
MINDBODY, Inc. — Class A*	145	3,748
Amkor Technology, Inc.*	351	3,703
Inovalon Holdings, Inc. — Class A*	216	3,683
Virtusa Corp.*	95	3,589
Veeco Instruments, Inc.*	163	3,488
Ultra Clean Holdings, Inc.*	113	3,460
SPS Commerce, Inc.*	58	3,289
Coupa Software, Inc.*	103	3,208
Evolent Health, Inc. — Class A*,1	179	3,186
CEVA, Inc.*	74	3,167
MTS Systems Corp.	58	3,100
Vocera Communications, Inc.*	96	3,012
Super Micro Computer, Inc.*	134	2,961
Axcelis Technologies, Inc.*	104	2,844
Rudolph Technologies, Inc.*	108	2,840
Quality Systems, Inc.*	180	2,831
Hortonworks, Inc.*	165	2,797
Varonis Systems, Inc.*	66	2,765
Monotype Imaging Holdings, Inc.	143	2,753
Cray, Inc.*	138	2,684
Impinj, Inc.*,1	62	2,580
LivePerson, Inc.*	187	2,534
Donnelley Financial Solutions, Inc.*	114	2,458
Instructure, Inc.*	73	2,420
Nanometrics, Inc.*	83	2,390
Silver Spring Networks, Inc.*	144	2,328
Syntel, Inc.	114	2,240
Cohu, Inc.	93	2,217
Lattice Semiconductor Corp.*	423	2,204
PROS Holdings, Inc.*	91	2,196
Engility Holdings, Inc.*	62	2,150
CommerceHub, Inc.*	100	2,135
Barracuda Networks, Inc.*	87	2,108
IXYS Corp.*	86	2,038
Photronics, Inc.*	230	2,036
TeleTech Holdings, Inc.	48	2,004
Carbonite, Inc.*	85	1,870
Benefitfocus, Inc.*	55	1,851
SMART Global Holdings, Inc.*	69	1,848
Xcerra Corp.*	184	1,812
Blackline, Inc.*	53	1,808
Workiva, Inc.*	86	1,793
InnerWorkings, Inc.*	156	1,755
MuleSoft, Inc. — Class A*	83	1,672
Actua Corp.*	105	1,607
Everbridge, Inc.*	58	1,532
PDF Solutions, Inc.*	96	1,487
Unisys Corp.*	174	1,479
Bazaarvoice, Inc.*	287	1,421
Synchronoss Technologies, Inc.*	147	1,372
Glu Mobile, Inc.*	358	1,346
Appfolio, Inc. — Class A*	28	1,343
KeyW Holding Corp.*,1	166	1,263
Digimarc Corp.*	34	1,244
Model N, Inc.*	80	1,196
AXT, Inc.*	128	1,171
QAD, Inc. — Class A	34	1,168
Exa Corp.*	48	1,161
Computer Programs & Systems, Inc.	39	1,152
Apptio, Inc. — Class A*	61	1,127
Alpha & Omega Semiconductor Ltd.*	65	1,072
CommerceHub, Inc.*	47	1,061
American Software, Inc. — Class A	92	1,045
Mitek Systems, Inc.*	106	1,007
pdvWireless, Inc.*	33	983
DSP Group, Inc.*	75	975
Digi International, Inc.*	91	965
Castlight Health, Inc. — Class B*	220	946
Presidio, Inc.*	65	920
Kopin Corp.*	212	884
Tabula Rasa HealthCare, Inc.*	32	856
Brightcove, Inc.*	117	842
USA Technologies, Inc.*	134	838
DMC Global, Inc.	49	828
Immersion Corp.*	100	817
Sigma Designs, Inc.*	129	813
Cloudera, Inc.*	48	798
EMCORE Corp.*	93	763
MobileIron, Inc.*	189	699
Maxwell Technologies, Inc.*	124	636
Agilysys, Inc.*	53	633
Alteryx, Inc. — Class A*	31	631
Planet Payment, Inc.*	145	622
Rosetta Stone, Inc.*	58	592
Simulations Plus, Inc.	38	589
Quantum Corp.*	96	588
Park City Group, Inc.*	45	547
Amber Road, Inc.*	69	530
Upland Software, Inc.*	25	529
Avid Technology, Inc.*	115	522
Pixelworks, Inc.*	98	462

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

ExOne Co.*	38	$432
Eastman Kodak Co.*	57	419
StarTek, Inc.*	35	411
Veritone, Inc.*	9	409
GSI Technology, Inc.*	49	356
SecureWorks Corp. — Class A*	28	346
Cogint, Inc.*	70	343
NantHealth, Inc.*	61	251
Radisys Corp.*	127	174
Majesco*	19	95
Total Technology		714,529

Communications - 1.1%
GrubHub, Inc.*	296	15,587
Proofpoint, Inc.*	148	12,909
ViaSat, Inc.*,1	184	11,834
Yelp, Inc. — Class A*	268	11,604
Stamps.com, Inc.*	55	11,146
Ciena Corp.*	486	10,676
Nexstar Media Group, Inc. — Class A	157	9,780
Zendesk, Inc.*	335	9,752
RingCentral, Inc. — Class A*	215	8,976
InterDigital, Inc.	119	8,776
Finisar Corp.*	384	8,513
New York Times Co. — Class A	433	8,486
TiVo Corp.	405	8,039
Sinclair Broadcast Group, Inc. — Class A	249	7,980
Meredith Corp.	136	7,548
DigitalGlobe, Inc.*	213	7,508
Viavi Solutions, Inc.*	789	7,464
Cogent Communications Holdings, Inc.	143	6,993
Etsy, Inc.*	399	6,735
Cars.com, Inc.*,1	248	6,599
Groupon, Inc. — Class A*	1,171	6,089
Straight Path Communications, Inc. — Class B*	33	5,962
Shenandoah Telecommunications Co.	160	5,952
Shutterfly, Inc.*	117	5,672
Vonage Holdings Corp.*	689	5,608
NETGEAR, Inc.*	111	5,284
Gigamon, Inc.*	125	5,269
Plantronics, Inc.	115	5,085
Imperva, Inc.*	115	4,991
Trade Desk, Inc. — Class A*	81	4,982
Oclaro, Inc.*,1	571	4,928
Chegg, Inc.*	324	4,808
Time, Inc.	345	4,658
Q2 Holdings, Inc.*	108	4,498
Ubiquiti Networks, Inc.*,1	80	4,482
Extreme Networks, Inc.*	376	4,471
Infinera Corp.*	499	4,426
MSG Networks, Inc. — Class A*	206	4,367
Consolidated Communications Holdings, Inc.	225	4,293
Houghton Mifflin Harcourt Co.*	356	4,290
ePlus, Inc.*	45	4,160
8x8, Inc.*	304	4,104
ADTRAN, Inc.	167	4,008
Quotient Technology, Inc.*	254	3,975
EW Scripps Co. — Class A*	199	3,803
NIC, Inc.	221	3,790
General Communication, Inc. — Class A*	92	3,753
Scholastic Corp.	98	3,646
Blucora, Inc.*	142	3,593
Gannett Company, Inc.	394	3,546
West Corp.	149	3,497
Gray Television, Inc.*	221	3,470
TrueCar, Inc.*	216	3,411
GTT Communications, Inc.*	107	3,387
Web.com Group, Inc.*	132	3,300
Frontier Communications Corp.[1]	271	3,195
World Wrestling Entertainment, Inc. — Class A	132	3,109
Acacia Communications, Inc.*,1	64	3,014
Liberty Media Corporation - Liberty Braves — Class C*	118	2,982
Iridium Communications, Inc.*,1	289	2,977
Cincinnati Bell, Inc.*	145	2,878
CalAmp Corp.*	119	2,767
Boingo Wireless, Inc.*	125	2,671
New Media Investment Group, Inc.	176	2,603
Globalstar, Inc.*,1	1,531	2,496
ORBCOMM, Inc.*	226	2,366
Perficient, Inc.*	118	2,321
Gogo, Inc.*,1	196	2,315
Bankrate, Inc.*	163	2,274
Loral Space & Communications, Inc.*	44	2,178
Shutterstock, Inc.*	64	2,131
MDC Partners, Inc. — Class A*	192	2,112
HealthStream, Inc.*	89	2,080
ATN International, Inc.	37	1,950
Tucows, Inc. — Class A*	31	1,815
Angie’s List, Inc.*	139	1,732
Overstock.com, Inc.*	58	1,723
XO Group, Inc.*	85	1,672
Endurance International Group Holdings, Inc.*	200	1,640
Comtech Telecommunications Corp.	79	1,622
Lumos Networks Corp.*	76	1,362
Entravision Communications Corp. — Class A	228	1,300
A10 Networks, Inc.*	169	1,278
Rapid7, Inc.*	72	1,267
Sonus Networks, Inc.*	164	1,255
VASCO Data Security International, Inc.*	104	1,253
Quantenna Communications, Inc.*	73	1,227
Internap Corp.*	275	1,196
Windstream Holdings, Inc.	657	1,163
Central European Media Enterprises Ltd. — Class A*	284	1,150
Entercom Communications Corp. — Class A	96	1,099

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

WideOpenWest, Inc.*	72	$1,086
Spok Holdings, Inc.	70	1,075
Okta, Inc.*,1	38	1,072
Limelight Networks, Inc.*	256	1,016
ChannelAdvisor Corp.*	87	1,001
tronc, Inc.*	67	974
QuinStreet, Inc.*	126	926
Zix Corp.*	184	900
1-800-Flowers.com, Inc. — Class A*	90	887
Daily Journal Corp.*	4	874
Liberty Media Corporation-Liberty Braves — Class A*	34	863
IDT Corp. — Class B	60	845
Meet Group, Inc.*	231	841
Harmonic, Inc.*	273	833
TechTarget, Inc.*	68	812
RigNet, Inc.*	45	774
Carvana Co.*	52	763
FTD Companies, Inc.*	58	756
Calix, Inc.*	148	747
Preformed Line Products Co.	11	740
HC2 Holdings, Inc.*	140	739
VirnetX Holding Corp.*	175	683
Telenav, Inc.*	105	667
Hemisphere Media Group, Inc.*	54	645
KVH Industries, Inc.*	54	645
Hawaiian Telcom Holdco, Inc.*	21	626
NeoPhotonics Corp.*	111	617
Ooma, Inc.*	58	612
Lands’ End, Inc.*	46	607
Global Eagle Entertainment, Inc.*	176	602
Rubicon Project, Inc.*	153	595
Saga Communications, Inc. — Class A	13	593
Intelsat S.A.*	125	588
Clear Channel Outdoor Holdings, Inc. — Class A	123	572
Reis, Inc.	31	558
Yext, Inc.*	42	558
Clearfield, Inc.*	40	544
Liquidity Services, Inc.*	88	519
Aerohive Networks, Inc.*	108	442
Corindus Vascular Robotics, Inc.*	289	439
DHI Group, Inc.*	167	434
RealNetworks, Inc.*	84	403
Townsquare Media, Inc. — Class A*	30	300
Leaf Group Ltd.*	41	283
Salem Media Group, Inc. — Class A	40	264
Ominto, Inc.*	49	221
Beasley Broadcast Group, Inc. — Class A	17	199
Value Line, Inc.	4	70
Total Communications		446,446

Energy - 0.6%
PDC Energy, Inc.*	228	11,179
Matador Resources Co.*	309	8,389
Callon Petroleum Co.*	695	7,812
Oasis Petroleum, Inc.*	811	7,396
Delek US Holdings, Inc.	268	7,164
McDermott International, Inc.*	976	7,096
SRC Energy, Inc.*	692	6,692
SemGroup Corp. — Class A	229	6,584
Ensco plc — Class A1	1,051	6,274
Peabody Energy Corp.*	211	6,122
Pattern Energy Group, Inc.	243	5,855
Ultra Petroleum Corp.*	672	5,826
Dril-Quip, Inc.*	131	5,784
Superior Energy Services, Inc.*	525	5,607
Arch Coal, Inc. — Class A	76	5,452
MRC Global, Inc.*	308	5,387
Rowan Companies plc — Class A*	402	5,166
NOW, Inc.*	369	5,096
C&J Energy Services, Inc.*	160	4,795
Carrizo Oil & Gas, Inc.*	264	4,522
Oil States International, Inc.*	177	4,487
Noble Corporation plc*	842	3,873
Forum Energy Technologies, Inc.*	238	3,784
TerraForm Power, Inc. — Class A*	278	3,674
Unit Corp.*	178	3,663
Helix Energy Solutions Group, Inc.*	485	3,584
Exterran Corp.*	111	3,509
Diamond Offshore Drilling, Inc.*,1	223	3,234
Archrock, Inc.	241	3,025
Newpark Resources, Inc.*	301	3,010
Halcon Resources Corp.*	441	2,999
Jagged Peak Energy, Inc.*,1	195	2,664
Green Plains, Inc.	131	2,640
SEACOR Holdings, Inc.*	56	2,582
Atwood Oceanics, Inc.*,1	264	2,479
SandRidge Energy, Inc.*	120	2,411
Bonanza Creek Energy, Inc.*	70	2,309
Par Pacific Holdings, Inc.*	110	2,288
Ring Energy, Inc.*	156	2,260
Resolute Energy Corp.*	75	2,227
Tellurian, Inc.*	191	2,040
SunCoke Energy, Inc.*	222	2,029
Plug Power, Inc.*,1	770	2,010
Thermon Group Holdings, Inc.*	111	1,997
Penn Virginia Corp.*	49	1,959
Stone Energy Corp.*	67	1,947
REX American Resources Corp.*	20	1,877
Denbury Resources, Inc.*	1,370	1,836
Keane Group, Inc.*	107	1,785
Sunrun, Inc.*	293	1,626
Renewable Energy Group, Inc.*	131	1,592
California Resources Corp.*,1	147	1,538
TerraForm Global, Inc. — Class A*	308	1,463
CVR Energy, Inc.[1]	54	1,399
Matrix Service Co.*	90	1,368
Warrior Met Coal, Inc.	58	1,367
FutureFuel Corp.	86	1,354
Frank’s International N.V.	172	1,328
Panhandle Oil and Gas, Inc. — Class A	54	1,285

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

ProPetro Holding Corp.*	87	$1,248
Natural Gas Services Group, Inc.*	43	1,221
NACCO Industries, Inc. — Class A	14	1,201
Sanchez Energy Corp.*	244	1,176
Clean Energy Fuels Corp.*	470	1,166
Basic Energy Services, Inc.*,1	60	1,158
TETRA Technologies, Inc.*	395	1,130
Bill Barrett Corp.*	260	1,115
Energy XXI Gulf Coast, Inc.*	102	1,055
Bristow Group, Inc.[1]	112	1,047
W&T Offshore, Inc.*	323	985
Abraxas Petroleum Corp.*	522	981
Cloud Peak Energy, Inc.*	255	933
WildHorse Resource Development Corp.*,1	69	919
NCS Multistage Holdings, Inc.*	38	915
Trecora Resources*	68	904
Flotek Industries, Inc.*	191	888
Tesco Corp.*	160	872
TPI Composites, Inc.*	37	827
Geospace Technologies Corp.*	45	802
Pacific Ethanol, Inc.*	142	788
Era Group, Inc.*	68	761
Eclipse Resources Corp.*	301	753
CARBO Ceramics, Inc.*	79	682
Pioneer Energy Services Corp.*	262	668
Lilis Energy, Inc.*	147	657
Evolution Petroleum Corp.	87	626
Solaris Oilfield Infrastructure, Inc. — Class A*	35	610
Midstates Petroleum Company, Inc.*	39	606
Gulf Island Fabrication, Inc.	47	597
SilverBow Resources, Inc.*	24	589
Gastar Exploration, Inc.*	602	530
Parker Drilling Co.*	463	509
Willbros Group, Inc.*	151	486
Key Energy Services, Inc.*,1	36	474
Mammoth Energy Services, Inc.*	28	472
PHI, Inc.*	40	470
Independence Contract Drilling, Inc.*	118	448
EP Energy Corp. — Class A*	133	434
Contango Oil & Gas Co.*	81	407
Earthstone Energy, Inc. — Class A*	34	374
Approach Resources, Inc.*,1	148	371
Isramco, Inc.*	3	348
Hallador Energy Co.	55	315
Vivint Solar, Inc.*	90	306
Jones Energy, Inc. — Class A*	157	301
Adams Resources & Energy, Inc.	7	291
Select Energy Services, Inc. — Class A*	13	207
Westmoreland Coal Co.*	64	163
Ramaco Resources, Inc.*	21	139
Rosehill Resources, Inc.*	9	74
Total Energy		255,699

Basic Materials - 0.6%
Sensient Technologies Corp.	153	11,768
PolyOne Corp.	281	11,248
HB Fuller Co.	174	10,102
Ingevity Corp.*	147	9,183
Allegheny Technologies, Inc.*,1	375	8,962
Balchem Corp.	109	8,861
US Silica Holdings, Inc.	282	8,761
Minerals Technologies, Inc.	121	8,549
Carpenter Technology Corp.	160	7,685
Compass Minerals International, Inc.[1]	117	7,593
GCP Applied Technologies, Inc.*	247	7,583
Commercial Metals Co.	398	7,574
Cleveland-Cliffs, Inc.*	1,027	7,343
Hecla Mining Co.	1,358	6,817
Quaker Chemical Corp.	45	6,658
Ferro Corp.*	289	6,445
AK Steel Holding Corp.*	1,087	6,076
Kaiser Aluminum Corp.	58	5,982
Stepan Co.	69	5,773
Coeur Mining, Inc.*	624	5,735
Innospec, Inc.	83	5,117
Neenah Paper, Inc.	57	4,877
Tronox Ltd. — Class A	224	4,726
Schweitzer-Mauduit International, Inc.	105	4,353
Kraton Corp.*	103	4,165
AdvanSix, Inc.*	103	4,094
Calgon Carbon Corp.	174	3,724
Deltic Timber Corp.	38	3,360
A. Schulman, Inc.	98	3,347
Innophos Holdings, Inc.	67	3,296
Koppers Holdings, Inc.*	71	3,277
Materion Corp.	69	2,977
PH Glatfelter Co.	150	2,918
Century Aluminum Co.*	172	2,852
Clearwater Paper Corp.*	56	2,758
Schnitzer Steel Industries, Inc. — Class A	91	2,562
Fairmount Santrol Holdings, Inc.*,1	535	2,557
American Vanguard Corp.	99	2,267
CSW Industrials, Inc.*	50	2,218
Klondex Mines Ltd.*	606	2,206
Rayonier Advanced Materials, Inc.	148	2,028
Kronos Worldwide, Inc.	78	1,781
KMG Chemicals, Inc.	32	1,756
OMNOVA Solutions, Inc.*	149	1,632
Intrepid Potash, Inc.*	326	1,421
Hawkins, Inc.	33	1,346
Landec Corp.*	93	1,204
Aceto Corp.	101	1,134
Codexis, Inc.*	141	938
Oil-Dri Corporation of America	17	832
Gold Resource Corp.	181	679
Uranium Energy Corp.*	470	649
Ryerson Holding Corp.*	55	597
Verso Corp. — Class A*	116	590
United States Lime & Minerals, Inc.	7	588
AgroFresh Solutions, Inc.*,1	76	534
Smart Sand, Inc.*	75	509
Orchids Paper Products Co.[1]	31	436

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Shiloh Industries, Inc.*	30	$312
Valhi, Inc.	87	211
Total Basic Materials		245,526

Utilities - 0.6%
IDACORP, Inc.	174	15,299
WGL Holdings, Inc.	177	14,903
Portland General Electric Co.	308	14,057
ALLETE, Inc.	176	13,603
ONE Gas, Inc.	180	13,255
Southwest Gas Holdings, Inc.	164	12,730
Black Hills Corp.	184	12,672
New Jersey Resources Corp.	296	12,476
Spire, Inc.	163	12,168
Avista Corp.	222	11,493
PNM Resources, Inc.	275	11,083
NorthWestern Corp.	168	9,566
South Jersey Industries, Inc.	275	9,496
Ormat Technologies, Inc.	137	8,364
MGE Energy, Inc.	120	7,752
El Paso Electric Co.	139	7,680
California Water Service Group	166	6,332
Northwest Natural Gas Co.	98	6,311
American States Water Co.	125	6,156
Otter Tail Corp.	136	5,896
Chesapeake Utilities Corp.	55	4,304
NRG Yield, Inc. — Class C	220	4,246
Dynegy, Inc.*	381	3,730
SJW Group[1]	56	3,170
Unitil Corp.	48	2,374
NRG Yield, Inc. — Class A	120	2,276
Connecticut Water Service, Inc.	38	2,253
Middlesex Water Co.	55	2,160
York Water Co.	44	1,492
Artesian Resources Corp. — Class A	27	1,021
Atlantic Power Corp.*	395	968
RGC Resources, Inc.	23	657
Consolidated Water Company Ltd.	50	640
Spark Energy, Inc. — Class A	40	600
Ameresco, Inc. — Class A*	64	499
Global Water Resources, Inc.	35	330
Genie Energy Ltd. — Class B	47	308
Total Utilities		242,320

Diversified - 0.0%
HRG Group, Inc.*	410	6,400
Wins Finance Holdings, Inc.*,††	17	208
Total Diversified		6,608

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	104	3,062

Total Common Stocks
(Cost $5,987,713)		7,045,233

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19	18	—
Total Warrants
(Cost $—)		—

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,2	110	—
Tobira Therapeutics, Inc.
Expires 11/02/18*,2	80	—
Dyax Corp.
Expires 01/25/18*,2	1,255	—
Nexstar Media Group, Inc.
Expires 01/18/19*,2	852	—
Total Rights
(Cost $0)		—

	Face Amount

FEDERAL AGENCY NOTES†† - 28.7%
Federal Home Loan Bank[3]
1.19% due 09/13/22[4]	$3,000,000	2,998,836
1.00% due 10/26/18[4]	2,000,000	1,998,044
Total Federal Home Loan Bank		4,996,880
Freddie Mac[5]
1.19% due 08/22/22[4]	3,000,000	2,995,734
1.00% due 10/28/19[4]	1,000,000	999,637
Total Freddie Mac		3,995,371
Federal Farm Credit Bank[3]
1.42% (U.S. Prime Rate -283 bps) due 09/12/18[6]	3,000,000	3,007,439
Total Federal Agency Notes
(Cost $11,999,713)		11,999,690

FEDERAL AGENCY DISCOUNT NOTES†† - 11.9%
Fannie Mae[5]
0.71% due 10/02/17[7,8]	5,000,000	4,999,868
Total Federal Agency Discount Notes
(Cost $4,999,868)		4,999,868

U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bill
1.03% due 12/14/17[7,8,9]	1,100,000	1,097,864
Total U.S. Treasury Bills
(Cost $1,097,660)		1,097,864

CORPORATE BONDS†† - 0.0%
Industrial - 0.0%
Mueller Industries, Inc.
6.00% due 03/01/27	1,000	1,030
Total Corporate Bonds
(Cost $1,000)		1,030

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,10 - 35.1%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[12]	$7,350,553	$7,350,553
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[12]	3,675,276	3,675,276
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	2,797,229	2,797,229
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17[12]	875,229	875,229
Total Repurchase Agreements
(Cost $14,698,287)		14,698,287

	Shares

SECURITIES LENDING COLLATERAL†,13 - 0.5%
First American Government Obligations Fund — Class Z, 0.89%[11]	229,754	229,754
Total Securities Lending Collateral
(Cost $229,754)		229,754

Total Investments - 95.6%
(Cost $39,013,995)		$40,071,726
Other Assets & Liabilities, net - 4.4%		1,861,721
Total Net Assets - 100.0%		$41,933,447

Futures Contracts
Description	Contracts	Expiration Date	Notional Amount	Unrealized Gain
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	216	Dec 2017	$16,116,840	$233,234

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Gain
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	1.05%	At Maturity	10/27/17	7,964	$11,873,585	$272,961
BNP Paribas	Russell 2000 Index	1.24%	At Maturity	10/30/17	10,897	16,246,392	73,905
Barclays Bank plc	Russell 2000 Index	1.20%	At Maturity	10/31/17	21,843	32,565,441	45,978
						$60,685,418	$392,844

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at September 30, 2017 — See Note 7.
[2]	Security was fair valued by the Valuation Committee at September 30, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Variable rate security. Rate indicated is rate effective at September 30, 2017.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	Zero coupon rate security.
[9]	All or a portion of this security is pledged as futures collateral at September 30, 2017.
[10]	Repurchase Agreements — See Note 6.
[11]	Rate indicated is the 7 day yield as of September 30, 2017.
[12]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[13]	Securities lending collateral — See Note 7.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs		Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$7,045,025	$—	$208		$—	$—		$7,045,233
Corporate Bonds	—	—	1,030		—	—		1,030
Equity Futures Contracts	—	233,234	—		—	—		233,234
Equity Index Swap Agreements	—	—	—		392,844	—		392,844
Federal Agency Discount Notes	—	—	4,999,868		—	—		4,999,868
Federal Agency Notes	—	—	11,999,690		—	—		11,999,690
Repurchase Agreements	—	—	14,698,287		—	—		14,698,287
Rights	—	—	—		—	—	**	—
Securities Lending Collateral	229,754	—	—		—	—		229,754
U.S. Treasury Bills	—	—	1,097,864		—	—		1,097,864
Warrants	—	—	—	**	—	—		—
Total Assets	$7,274,779	$233,234	$32,796,947		$392,844	$—		$40,697,804

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, the Fund had securities with a total value of $208 transfer out of Level 1 and into Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

Assets:
Investments, at value - including $223,561 of securities loaned (cost $24,315,708)	$25,373,439
Repurchase agreements, at value (cost $14,698,287)	14,698,287
Cash	1,740
Segregated cash with broker	1,080,000
Unrealized appreciation on swap agreements	392,844
Receivables:
Fund shares sold	6,884,611
Swap settlement	91,706
Interest	16,717
Variation margin	9,013
Dividends	6,666
Securities lending income	401
Total assets	48,555,424

Liabilities:
Payable for:
Fund shares redeemed	6,338,553
Return of securities loaned	229,754
Management fees	23,718
Distribution and service fees	7,183
Transfer agent and administrative fees	6,588
Portfolio accounting fees	3,953
Miscellaneous	12,228
Total liabilities	6,621,977
Commitments and contingent liabilities (Note 11)	—
Net assets	$41,933,447

Net assets consist of:
Paid in capital	$34,977,125
Accumulated net investment loss	(147,858)
Accumulated net realized gain on investments	5,420,371
Net unrealized appreciation on investments	1,683,809
Net assets	$41,933,447

A-Class:
Net assets	$3,254,571
Capital shares outstanding	22,941
Net asset value per share	$141.87
Maximum offering price per share (Net asset value divided by 95.25%)	$148.94

C-Class:
Net assets	$1,676,335
Capital shares outstanding	12,974
Net asset value per share	$129.21

H-Class:
Net assets	$37,002,541
Capital shares outstanding	261,368
Net asset value per share	$141.57

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $63)	$113,623
Interest	88,479
Income from securities lending, net	9,116
Total investment income	211,218

Expenses:
Management fees	174,775
Distribution and service fees:
A-Class	4,099
H-Class	43,363
C-Class	4,354
Transfer agent and administrative fees	48,549
Registration fees	44,761
Portfolio accounting fees	29,130
Custodian fees	2,984
Trustees’ fees*	2,112
Line of credit fees	230
Miscellaneous	2,961
Total expenses	357,318
Net investment loss	(146,100)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	450,054
Swap agreements	4,820,683
Futures contracts	448,352
Net realized gain	5,719,089
Net change in unrealized appreciation (depreciation) on:
Investments	141,443
Swap agreements	(454,738)
Futures contracts	34,384
Net change in unrealized appreciation (depreciation)	(278,911)
Net realized and unrealized gain	5,440,178
Net increase in net assets resulting from operations	$5,294,078

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(146,100)	$(484,805)
Net realized gain on investments	5,719,089	20,130,237
Net change in unrealized appreciation (depreciation) on investments	(278,911)	(3,026,641)
Net increase in net assets resulting from operations	5,294,078	16,618,791

Capital share transactions:
Proceeds from sale of shares
A-Class	4,942,539	273,986,784
C-Class	6,885,087	20,699,667
H-Class	917,550,818	1,718,305,613
Cost of shares redeemed
A-Class	(5,510,889)	(276,807,775)
C-Class	(6,139,437)	(21,315,036)
H-Class	(919,249,603)	(1,714,232,826)
Net increase (decrease) from capital share transactions	(1,521,485)	636,427
Net increase in net assets	3,772,593	17,255,218

Net assets:
Beginning of period	38,160,854	20,905,636
End of period	$41,933,447	$38,160,854
Accumulated net investment loss at end of period	$(147,858)	$(1,758)

Capital share activity:
Shares sold
A-Class	40,033	2,620,623	*
C-Class	58,681	218,298	*
H-Class	7,345,015	17,247,397	*
Shares redeemed
A-Class	(43,948)	(2,631,879	)*
C-Class	(53,088)	(223,991	)*
H-Class	(7,358,876)	(17,177,263	)*
Net increase (decrease) in shares	(12,183)	53,185	*

*	Capital share activity for the periods presented through March 31, 2017, has been restated to reflect a 3:1 share split effective October 31, 2016 — See Note 12.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 31, 2013[b,e,f]
Per Share Data
Net asset value, beginning of period	$123.80	$82.01	$116.47	$104.89	$72.38	$57.84
Income (loss) from investment operations:
Net investment income (loss)[c]	(.45)	(1.18)	(.99)	(1.01)	(.93)	(.20)
Net gain (loss) on investments (realized and unrealized)	18.52	42.97	(25.20)	13.05	35.97	14.74
Total from investment operations	18.07	41.79	(26.19)	12.04	35.04	14.54
Less distributions from:
Net realized gains	—	—	(8.27)	(.46)	(2.53)	—
Total distributions	—	—	(8.27)	(.46)	(2.53)	—
Net asset value, end of period	$141.87	$123.80	$82.01	$116.47	$104.89	$72.38

Total Return[d]	14.61%	50.95%	(23.11%)	11.52%	48.84%	25.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,255	$3,325	$3,125	$4,490	$5,068	$5,149
Ratios to average net assets:
Net investment income (loss)	(0.71%)	(1.14%)	(1.00%)	(0.98%)	(1.02%)	(1.21%)
Total expenses	1.80%	1.82%	1.78%	1.80%	1.76%	1.79%
Portfolio turnover rate	168%	810%	296%	620%	515%	88%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 31, 2013[b,e,f]
Per Share Data
Net asset value, beginning of period	$113.17	$75.52	$108.82	$98.76	$68.76	$55.03
Income (loss) from investment operations:
Net investment income (loss)[c]	(.85)	(1.70)	(1.62)	(1.89)	(1.53)	(.32)
Net gain (loss) on investments (realized and unrealized)	16.89	39.35	(23.41)	12.41	34.06	14.05
Total from investment operations	16.04	37.65	(25.03)	10.52	32.53	13.73
Less distributions from:
Net realized gains	—	—	(8.27)	(.46)	(2.53)	—
Total distributions	—	—	(8.27)	(.46)	(2.53)	—
Net asset value, end of period	$129.21	$113.17	$75.52	$108.82	$98.76	$68.76

Total Return[d]	14.17%	49.83%	(23.68%)	10.71%	47.76%	24.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,676	$835	$987	$1,739	$5,632	$2,301
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.85%)	(1.74%)	(1.97%)	(1.78%)	(2.00%)
Total expenses	2.56%	2.58%	2.52%	2.75%	2.50%	2.49%
Portfolio turnover rate	168%	810%	296%	620%	515%	88%

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 31, 2013[b,e,f]
Per Share Data
Net asset value, beginning of period	$123.54	$81.88	$116.28	$104.73	$72.30	$57.79
Income (loss) from investment operations:
Net investment income (loss)[c]	(.43)	(1.05)	(1.10)	(.95)	(.93)	(.21)
Net gain (loss) on investments (realized and unrealized)	18.46	42.71	(25.03)	12.96	35.89	14.72
Total from investment operations	18.03	41.66	(26.13)	12.01	34.96	14.51
Less distributions from:
Net realized gains	—	—	(8.27)	(.46)	(2.53)	—
Total distributions	—	—	(8.27)	(.46)	(2.53)	—
Net asset value, end of period	$141.57	$123.54	$81.88	$116.28	$104.73	$72.30

Total Return[d]	14.60%	50.87%	(23.10%)	11.52%	48.79%	25.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,003	$34,001	$16,793	$129,475	$63,570	$48,837
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(1.09%)	(1.12%)	(0.95%)	(1.07%)	(1.29%)
Total expenses	1.83%	1.85%	1.81%	1.81%	1.78%	1.83%
Portfolio turnover rate	168%	810%	296%	620%	515%	88%

[a]	Unaudited figures for the period ended September 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 3:1 share split effective October 31, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*
Periods Ended September 30, 2017

	6 month†	1 Year	5 Year	10 Year
A-Class Shares	(16.29%)	(35.12%)	(29.99%)	(30.98%)
A-Class Shares with sales charge‡	(20.26%)	(38.19%)	(30.66%)	(31.32%)
C-Class Shares	(16.57%)	(35.55%)	(30.51%)	(31.45%)
C-Class Shares with CDSC§	(17.41%)	(36.20%)	(30.51%)	(31.45%)
H-Class Shares	(16.25%)	(35.07%)	(29.92%)	(31.00%)
Russell 2000 Index	8.27%	20.74%	17.08%	9.90%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 43.5%
Federal Home Loan Bank[1]
1.19% due 09/13/22[2]	$2,500,000	$2,499,030
1.00% due 10/26/18[2]	1,000,000	999,022
Total Federal Home Loan Bank		3,498,052
Federal Farm Credit Bank[1]
1.42% (U.S. Prime Rate -283 bps) due 09/12/18[3]	2,000,000	2,004,959
Freddie Mac[4]
1.19% due 08/22/22[2]	2,000,000	1,997,156
Total Federal Agency Notes
(Cost $7,499,701)		7,500,167

U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bill
1.01% due 12/28/17[5,6,7]	500,000	498,734
Total U.S. Treasury Bills
(Cost $498,720)		498,734

REPURCHASE AGREEMENTS††,8 - 41.9%
BNP Paribas issued 09/29/17 at 1.00% due 10/02/17[5]	3,612,846	3,612,846
Bank of America Merrill Lynch issued 09/29/17 at 1.05% due 10/02/17[5]	1,806,423	1,806,423
RBC Capital Markets LLC issued 09/29/17 at 0.98% due 10/02/17	1,509,663	1,509,663
HSBC Securities, Inc. issued 09/29/17 at 0.91% due 10/02/17[5]	295,375	295,375
Total Repurchase Agreements
(Cost $7,224,307)		7,224,307

Total Investments - 88.3%
(Cost $15,222,728)		$15,223,208
Other Assets & Liabilities, net - 11.7%		2,015,306
Total Net Assets - 100.0%		$17,238,514

Futures Contracts
Description	Contracts	Expiration Date	Notional Amount	Unrealized Loss
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	216	Dec 2017	$16,116,840	$(527,463)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Value	Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	(0.70%)	At Maturity	10/31/17	5,352	$7,978,944	$(11,292)
BNP Paribas	Russell 2000 Index	(0.74%)	At Maturity	10/30/17	1,858	2,770,044	(12,511)
Goldman Sachs International	Russell 2000 Index	(0.75%)	At Maturity	10/27/17	5,098	7,600,468	(29,827)
						$18,349,456	$(53,630)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2017.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2017.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Zero coupon rate security.
[8]	Repurchase Agreements — See Note 6.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2017
INVERSE RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$—	$7,500,167	$—	$—	$7,500,167
Repurchase Agreements	—	—	7,224,307	—	—	7,224,307
U.S. Treasury Bills	—	—	498,734	—	—	498,734
Total Assets	$—	$—	$15,223,208	$—	$—	$15,223,208

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$527,463	$—	$—	$—	$527,463
Equity Index Swap Agreements	—	—	—	53,630	—	53,630
Total Liabilities	$—	$527,463	$—	$53,630	$—	$581,093

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

Assets:
Investments, at value (cost $7,998,421)	$7,998,901
Repurchase agreements, at value (cost $7,224,307)	7,224,307
Cash	2
Segregated cash with broker	1,304,109
Receivables:
Fund shares sold	3,361,819
Interest	7,808
Variation margin	3,240
Total assets	19,900,186

Liabilities:
Unrealized depreciation on swap agreements	53,630
Payable for:
Fund shares redeemed	2,471,586
Swap settlement	106,887
Management fees	11,804
Distribution and service fees	3,707
Transfer agent and administrative fees	3,279
Portfolio accounting fees	1,968
Miscellaneous	8,811
Total liabilities	2,661,672
Commitments and contingent liabilities (Note 11)	—
Net assets	$17,238,514

Net assets consist of:
Paid in capital	$104,453,674
Accumulated net investment loss	(114,641)
Accumulated net realized loss on investments	(86,519,906)
Net unrealized depreciation on investments	(580,613)
Net assets	$17,238,514

A-Class:
Net assets	$1,663,640
Capital shares outstanding	31,827
Net asset value per share	$52.27
Maximum offering price per share (Net asset value divided by 95.25%)	$54.88

C-Class:
Net assets	$641,495
Capital shares outstanding	13,413
Net asset value per share	$47.83

H-Class:
Net assets	$14,933,379
Capital shares outstanding	286,808
Net asset value per share	$52.07

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2017

Investment Income:
Interest	$73,631
Total investment income	73,631

Expenses:
Management fees	68,852
Distribution and service fees:
C-Class	3,304
A-Class	1,608
H-Class	16,694
Transfer agent and administrative fees	19,126
Portfolio accounting fees	11,476
Registration fees	11,225
Custodian fees	1,054
Trustees’ fees*	593
Line of credit fees	30
Miscellaneous	7,865
Total expenses	141,827
Net investment loss	(68,196)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,179
Swap agreements	(1,790,147)
Futures contracts	(255,499)
Net realized loss	(2,036,467)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,280)
Swap agreements	229,392
Futures contracts	(492,942)
Net change in unrealized appreciation (depreciation)	(266,830)
Net realized and unrealized loss	(2,303,297)
Net decrease in net assets resulting from operations	$(2,371,493)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(68,196)	$(284,014)
Net realized loss on investments	(2,036,467)	(8,789,215)
Net change in unrealized appreciation (depreciation) on investments	(266,830)	357,118
Net decrease in net assets resulting from operations	(2,371,493)	(8,716,111)

Capital share transactions:
Proceeds from sale of shares
A-Class	11,249,904	45,895,980
C-Class	8,855,693	20,754,352
H-Class	369,852,853	614,160,077
Cost of shares redeemed
A-Class	(11,060,147)	(44,896,781)
C-Class	(8,859,184)	(20,349,246)
H-Class	(369,338,856)	(636,926,545)
Net increase (decrease) from capital share transactions	700,263	(21,362,163)
Net decrease in net assets	(1,671,230)	(30,078,274)

Net assets:
Beginning of period	18,909,744	48,988,018
End of period	$17,238,514	$18,909,744
Accumulated net investment loss at end of period	$(114,641)	$(46,445)

Capital share activity:
Shares sold
A-Class	183,761	596,297 *
C-Class	159,393	287,190 *
H-Class	6,229,575	7,732,369 *
Shares redeemed
A-Class	(178,128)	(582,698)*
C-Class	(158,940)	(282,418)*
H-Class	(6,208,638)	(7,900,225)*
Net increase (decrease) in shares	27,023	(149,485)*

*	Capital share activity for the periods presented through March 31, 2017, has been restated to reflect a 1:4 reverse share split effective November 7, 2016 — See Note 12.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]
Per Share Data
Net asset value, beginning of period	$62.44	$108.34	$100.19	$130.80	$228.14	$293.42
Income (loss) from investment operations:
Net investment income (loss)[c]	(.26)	(1.15)	(1.88)	(2.24)	(3.04)	(1.00)
Net gain (loss) on investments (realized and unrealized)	(9.91)	(44.75)	10.03	(28.37)	(94.30)	(64.28)
Total from investment operations	(10.17)	(45.90)	8.15	(30.61)	(97.34)	(65.28)
Net asset value, end of period	$52.27	$62.44	$108.34	$100.19	$130.80	$228.14

Total Return[d]	(16.29%)	(42.36%)	8.10%	(23.39%)	(42.68%)	(22.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,664	$1,636	$1,364	$516	$645	$823
Ratios to average net assets:
Net investment income (loss)	(0.85%)	(1.44%)	(1.67%)	(1.77%)	(1.75%)	(1.86%)
Total expenses	1.80%	1.73%	1.80%	1.78%	1.77%	1.94%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]
Per Share Data
Net asset value, beginning of period	$57.33	$100.17	$93.32	$122.92	$216.11	$278.24
Income (loss) from investment operations:
Net investment income (loss)[c]	(.43)	(1.63)	(2.48)	(2.96)	(4.00)	(1.60)
Net gain (loss) on investments (realized and unrealized)	(9.07)	(41.21)	9.33	(26.64)	(89.19)	(60.53)
Total from investment operations	(9.50)	(42.84)	6.85	(29.60)	(93.19)	(62.13)
Net asset value, end of period	$47.83	$57.33	$100.17	$93.32	$122.92	$216.11

Total Return[d]	(16.57%)	(42.77%)	7.33%	(24.08%)	(43.15%)	(22.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$641	$743	$820	$664	$488	$533
Ratios to average net assets:
Net investment income (loss)	(1.60%)	(2.23%)	(2.44%)	(2.55%)	(2.47%)	(2.32%)
Total expenses	2.57%	2.76%	2.56%	2.56%	2.49%	2.39%
Portfolio turnover rate	—	—	—	—	—	—

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2017[a]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]
Per Share Data
Net asset value, beginning of period	$62.18	$107.91	$99.84	$130.47	$226.43	$290.86
Income (loss) from investment operations:
Net investment income (loss)[c]	(.25)	(1.19)	(1.84)	(2.24)	(2.96)	(1.00)
Net gain (loss) on investments (realized and unrealized)	(9.86)	(44.54)	9.91	(28.39)	(93.00)	(63.43)
Total from investment operations	(10.11)	(45.73)	8.07	(30.63)	(95.96)	(64.43)
Net asset value, end of period	$52.07	$62.18	$107.91	$99.84	$130.47	$226.43

Total Return[d]	(16.25%)	(42.39%)	8.09%	(23.48%)	(42.37%)	(22.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,933	$16,531	$46,803	$10,508	$15,847	$43,907
Ratios to average net assets:
Net investment income (loss)	(0.86%)	(1.46%)	(1.69%)	(1.80%)	(1.76%)	(1.73%)
Total expenses	1.82%	1.84%	1.81%	1.82%	1.79%	1.81%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Reverse Share Split — Per share amounts for periods presented through March 31, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.
[g]	Reverse Share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. At September 30, 2017, the Trust consisted of eight funds.

This report covers the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and Inverse Russell 2000® 2x Strategy Fund (the “Funds”), each a non-diversified investment company.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the September 30, 2017, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.06% at September 30, 2017.

(j) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$8,593,988	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	9,883,913
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,259,680	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	10,362,975
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,173,008	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	3,523,523
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	10,427,038	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	8,058,420

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$159,736,042	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	57,119,886
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	431,538,549	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	72,532,747
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	44,059,047	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	13,060,550
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	58,175,571	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	21,730,036

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2017:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2017
S&P 500® 2x Strategy Fund	$11,484	$1,095,907	$1,107,391
NASDAQ-100® 2x Strategy Fund	76,824	4,258,327	4,335,151
Dow 2x Strategy Fund	9,864	76,067	85,931
Russell 2000® 2x Strategy Fund	233,234	392,844	626,078

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2017
Inverse S&P 500® 2x Strategy Fund	$34,431	$559,188	$593,619
Inverse NASDAQ-100® 2x Strategy Fund	17,509	405,650	423,159
Inverse Dow 2x Strategy Fund	3,222	39,213	42,435
Inverse Russell 2000® 2x Strategy Fund	527,463	53,630	581,093

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500® 2x Strategy Fund	$1,554,046	$8,257,967	$9,812,013
Inverse S&P 500® 2x Strategy Fund	(814,608)	(5,849,552)	(6,664,160)
NASDAQ-100® 2x Strategy Fund	1,865,292	34,124,993	35,990,285
Inverse NASDAQ-100® 2x Strategy Fund	(456,107)	(3,992,330)	(4,448,437)
Dow 2x Strategy Fund	188,135	3,443,413	3,631,548
Inverse Dow 2x Strategy Fund	(66,153)	(1,567,364)	(1,633,517)
Russell 2000® 2x Strategy Fund	448,352	4,820,683	5,269,035
Inverse Russell 2000® 2x Strategy Fund	(255,499)	(1,790,147)	(2,045,646)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500® 2x Strategy Fund	$(78,840)	$697,468	$618,628
Inverse S&P 500® 2x Strategy Fund	(71,249)	(106,404)	(177,653)
NASDAQ-100® 2x Strategy Fund	(249,485)	3,262,324	3,012,839
Inverse NASDAQ-100® 2x Strategy Fund	(372)	(306,373)	(306,745)
Dow 2x Strategy Fund	(17,570)	77,978	60,408
Inverse Dow 2x Strategy Fund	(3,222)	(58,446)	(61,668)
Russell 2000® 2x Strategy Fund	34,384	(454,738)	(420,354)
Inverse Russell 2000® 2x Strategy Fund	(492,942)	229,392	(263,550)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$1,095,907	$—	$1,095,907	$—	$—	$1,095,907
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	4,258,327	—	4,258,327	—	—	4,258,327
Dow 2x Strategy Fund	Swap equity contracts	76,067	—	76,067	—	—	76,067
Russell 2000® 2x Strategy Fund	Swap equity contracts	392,844	—	392,844	—	—	392,844

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	$559,188	$—	$559,188	$559,188	$—	$—
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	405,650	—	405,650	389,870	15,780	—
Inverse Dow 2x Strategy Fund	Swap equity contracts	39,213	—	39,213	37,510	1,703	—
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	53,630	—	53,630	42,338	11,292	—

[1]	Exchange-traded futures are excluded from reported amounts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table presents deposits held by others in connection with derivative investments as of September 30, 2017. The derivatives tables following the Schedule of Investments list each counterparty for which cash collateral may have been pledged or received at period end. The Funds have the right to offset these deposits against any related liabilities outstanding with each counterparty.

Counterparty	Cash Pledged	Cash Received
S&P 500® 2x Strategy Fund
Barclays Bank plc	390,995	—
S&P 500® 2x Strategy Fund Total	390,995	—
Inverse S&P 500® 2x Strategy Fund
Barclays Bank plc	80,000	—
Goldman Sachs Group	93,000	—
Inverse S&P 500® 2x Strategy Fund Total	173,000	—
NASDAQ-100® 2x Strategy Fund
Barclays Bank plc	5,890,195	—
NASDAQ-100® 2x Strategy Fund Total	5,890,195	—
Inverse NASDAQ-100® 2x Strategy Fund
Goldman Sachs Group	166,500	—
Inverse NASDAQ-100® 2x Strategy Fund Total	166,500	—
Dow 2x Strategy Fund
Barclays Bank plc	1,870,251	—
Goldman Sachs Group	80,400	—
Dow 2x Strategy Fund Total	1,950,651	—
Inverse Dow 2x Strategy Fund
Barclays Bank plc	114	—
Goldman Sachs Group	80,400	—
Inverse Dow 2x Strategy Fund Total	80,514	—
Russell 2000® 2x Strategy Fund
Barclays Bank plc	1,080,000	—
Russell 2000® 2x Strategy Fund Total	1,080,000	—
Inverse Russell 2000® 2x Strategy Fund
Barclays Bank plc	710,109	—
Goldman Sachs Group	594,000	—
Inverse Russell 2000® 2x Strategy Fund Total	1,304,109	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1—	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

For the period ended September 30, 2017, GFD retained sales charges of $25,773 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned services, MUIS is entitled to receive a monthly fee equal to an annual percentage of the Funds’ average daily net assets subject to certain minimum monthly fees and out of pocket expenses.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S Treasury Note
1.00%			1.13%
Due 10/02/17	$48,924,299	$48,928,376	02/28/21	$50,803,500	$49,902,817

Bank of America Merrill Lynch			U.S. Treasury Note
1.05%			1.63%
Due 10/02/17	24,462,150	24,464,290	05/31/23	25,324,900	24,951,415

HSBC Securities, Inc.			U.S. Treasury Strips
0.91%			0.00%
Due 10/02/17	15,775,536	15,776,732	08/15/39	29,655,000	16,091,317

RBC Capital Markets LLC			U.S. TIP Notes
0.98%			1.13%
Due 10/02/17	8,667,853	8,668,561	01/15/21	7,557,500	8,841,298

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P 500® 2x Strategy Fund	$610,344	$(610,344)	$—	$623,086	$—	$623,086
NASDAQ-100® 2x Strategy Fund	2,396,671	(2,396,671)	—	2,450,485	—	2,450,485
Russell 2000® 2x Strategy Fund	223,561	(223,561)	—	229,754	—	229,754

(a)	Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
S&P 500® 2x Strategy Fund	$131,301,039	$8,614,404	$(721,683)	$7,892,721
Inverse S&P 500® 2x Strategy Fund	72,158,926	830	(598,621)	(597,791)
NASDAQ-100® 2x Strategy Fund	316,260,092	41,407,061	(1,002,626)	40,404,435
Inverse NASDAQ-100® 2x Strategy Fund	16,058,180	—	(429,472)	(429,472)
Dow 2x Strategy Fund	34,394,171	3,181,703	(216,699)	2,965,004
Inverse Dow 2x Strategy Fund	8,861,771	15	(43,588)	(43,573)
Russell 2000® 2x Strategy Fund	39,499,953	1,058,423	(93,806)	964,617
Inverse Russell 2000® 2x Strategy Fund	15,750,191	5,165	(585,778)	(580,613)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended September 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$169,842,923	$162,743,270
Inverse S&P 500® 2x Strategy Fund	2,500,000	10,500,000
NASDAQ-100® 2x Strategy Fund	452,096,419	461,602,393
Inverse NASDAQ-100® 2x Strategy Fund	—	1,850,000
Dow 2x Strategy Fund	23,434,686	18,270,940
Inverse Dow 2x Strategy Fund	—	1,000,000
Russell 2000® 2x Strategy Fund	29,537,622	40,645,516
Inverse Russell 2000® 2x Strategy Fund	—	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
S&P 500® 2x Strategy Fund	$99,560,473	$117,248,624	$2,099,201
Inverse S&P 500® 2x Strategy Fund	—	7,019,130	21,177
NASDAQ-100® 2x Strategy Fund	198,976,048	242,118,820	20,274,428
Inverse NASDAQ-100® 2x Strategy Fund	—	4,512,298	13,614
Dow 2x Strategy Fund	21,684,420	14,245,313	1,728,002
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	27,578,541	20,136,398	439,110
Inverse Russell 2000® 2x Strategy Fund	—	3,008,199	9,076

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2018. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.92% for the period ended September 30, 2017. The Funds did not have any borrowings outstanding under this agreement at September 30, 2017.

The average daily balances borrowed for the period ended September 30, 2017, were as follows:

Fund	Average Balance
S&P 500® 2x Strategy Fund	$9,403
Inverse S&P 500® 2x Strategy Fund	12,109
NASDAQ-100® 2x Strategy Fund	103,295
Inverse NASDAQ-100® 2x Strategy Fund	7,027
Dow 2x Strategy Fund	1,689
Russell 2000® 2x Strategy Fund	20,744
Inverse Russell 2000® 2x Strategy Fund	2,612

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 11 – Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Dynamic Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Dynamic Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Dynamic Funds has been named as a putative member of the proposed defendant class of shareholders in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

None of these lawsuits alleges any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 12 – Share Splits

Share Splits occurred for the following Funds at the close of business:

Fund	Effective Date	Split Type
Inverse S&P 500® 2x Strategy Fund	November 7, 2016	One-for-Four Reverse Share Split
NASDAQ-100® 2x Strategy Fund	October 31, 2016	Five-for-One Share Split
Inverse NASDAQ-100® 2x Strategy Fund	October 31, 2016	One-for-Six Reverse Share Split
Russell 2000® 2x Strategy Fund	October 31, 2016	Three-for-One Share Split
Inverse Russell 2000® 2x Strategy Fund	November 7, 2016	One-for-Four Reverse Share Split

The effect of these transactions was to divide the number of outstanding shares of the Inverse S&P 500® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, and Inverse Russell 2000® 2x Strategy Fund by their respective reverse split ratio, resulting in a corresponding increase in the NAV and to multiply the number of outstanding shares of the NASDAQ-100® 2x Strategy Fund and Russell 2000® 2x Strategy Fund by their respective split ratio, resulting in a corresponding decrease in the NAV. The share transactions presented in the statements of changes in net assets and the per share data in the financial highlights for each of the periods presented prior to the effective date, have been restated to reflect these respective share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Dynamic Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 25, 2017, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) applicable to the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and Inverse Russell 2000® 2x Strategy Fund, each a series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2017 (together, with the May 25 meeting, the “Meetings”). The Board considered the materials provided by the Advisor and the review conducted at the April 26 meeting to be an integral part of the Trustees’ deliberations and their process in considering the renewal of the Investment Advisory Agreement.

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing

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OTHER INFORMATION (Unaudited)(continued)

for breakpoints at this point in time; (d) each Fund’s overall fees and operating expenses compared with those of similar funds; (e) the level of the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Funds; and (k) the Advisor’s maintenance of operational resources necessary to manage the Funds in a professional manner consistent with the best interests of the Funds and their shareholders. In its deliberations, the Trustees did not identify any particular factor or factors that was controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees for each Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to such Fund; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies, index rebalance frequency, and tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. The Board also discussed the correlation between a Fund’s assets under management and tracking error, noting that a Fund’s ability to replicate an underlying index rather than employ representative sampling depends, in part, upon the Fund’s size. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited

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OTHER INFORMATION (Unaudited)(concluded)

trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Funds, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under the distribution agreement, Distribution Plans, and Distribution and Shareholder Services Plans pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliate’s commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee ****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: Vice Chairman, Guggenheim Investments (2010-present). Former: President and CEO, certain other funds in the Fund complex (2012-November 2017); Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	226
Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle (1959)	Trustee, Member of the Audit Committee, Chairwoman and Member of the Compliance and Risk Oversight Committee, and Member of the Nominating and Governance Committee from 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	133	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Nominating and Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (3) (2009-present).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee ****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Trustee and Member of the Audit Committee from 1997 to present; Member of the Compliance and Risk Oversight Committee from 2010 to present; Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman and Trustee of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Member of the Audit Committee from 2005 to present; Member of the Investment and Performance Committee from 2014 to present; Member of the Compliance and Risk Oversight Committee from 2015 to present; Member of the Nominating and Governance Committee from 2015 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; and Chairman and Member of the Nominating and Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Member of the Nominating and Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.
Sandra G. Sponem (1958)	Trustee, Member of the Audit Committee, and Chairwoman and Member of the Investment and Performance Committee from 2016 to present.	Current: Retired Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	133	None.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (1999-present)
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Joanna M. Catalucci (1966)	AML Officer (2016-present)
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer (2016-present)
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director, Guggenheim Investments (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	President (November 2017-present)
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (November 2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary (November 2017-present)	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer (2016-present)
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer (November 2017-Present)
Current: Vice President, Guggenheim Investments (July 2017-present); Assistant Treasurer, certain other funds in the Fund Complex (November 2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (February-June 2017); Senior Analyst of US Fund Administration, HGINA (2014-January 2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	December 8, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	December 8, 2017

*	Print the name and title of each signing officer under his or her signature.